                                                              File No.   2-91213
                                                                       811-1978

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   /X/
      Pre-Effective Amendment No.                                         / /

      Post-Effective Amendment No.  27                                    /X/

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           /X/
      Amendment No. 35                                                    /X/



                           (Exact Name of Registrant)
                        OHIO NATIONAL VARIABLE ACCOUNT A

                               (Name of Depositor)
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
              (Address of Depositor's Principal Executive Offices)
                                One Financial Way
                             Cincinnati, Ohio 45242
                         (Depositor's Telephone Number)
                                 (513) 794-6100

                     (Name and Address of Agent for Service)
      Ronald L. Benedict, Corporate Vice President, Counsel and Secretary
                    The Ohio National Life Insurance Company
                                  P.O. Box 237
                             Cincinnati, Ohio 45201

                                   Notice to:
                           W. Randolph Thompson, Esq.
                                   Of Counsel
                              Jones & Blouch L.L.P.
                                 Suite 405 West
                       1025 Thomas Jefferson Street, N.W.
                             Washington, D.C. 20007

Approximate Date of Proposed Public Offering: As soon after the effective date of this amendment as is practicable.


It is proposed that this filing will become effective (check appropriate space):

      ---     immediately upon filing pursuant to paragraph (b)

       X      on May 1, 2000 pursuant to paragraph (b)
      ---     60 days after filing pursuant to paragraph (a)(i)

              on (date) pursuant to paragraph (a)(i) of Rule 485.
      ---

If appropriate, check the following box:
      --- this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

* The prospectus contained in this registration statement also relates to variable annuity contracts no longer being sold but for which additional purchase payments are accepted and which are covered by earlier registration statements under Files No. 2-36590, 2-73470, 2-68456, 2-78652 and 333-10907.

** Certain contracts filed pursuant to Files No. 2-73470 and 2-68456 contain a Guarantee of the Depositor. The value of the contracts to which the Guarantee relates is indeterminable. Pursuant to Rule 456(m) under the 1933 Act, no separate fee is being paid for the Guarantee.




                        OHIO NATIONAL VARIABLE ACCOUNT A


N-4 Item                            Caption in Prospectus
--------                            ---------------------
   1                                Cover Page

   2                                Glossary of Special Terms

   3                                Not applicable

   4                                Accumulation Unit Values

   5                                The Ohio National Companies

   6                                Deductions and Expenses

   7                                Description of Variable Annuity Contracts

   8                                Annuity Period

   9                                Death Benefit

   10                               Accumulation Period

   11                               Surrender and Partial Withdrawal

   12                               Federal Tax Status

   13                               Not applicable

   14                               Table of Contents

                                    Caption in Statement of Additional Information

   15                               Cover Page

   16                               Table of Contents

   17                               Not applicable

   18                               Custodian
                                    Independent Certified Public Accountants

   19                               See Prospectus (Distribution of Variable Annuity Contracts)
                                    Loans Under Tax-Sheltered Annuities

   20                               Underwriter

   21                               Calculation of Money Market Subaccount Yield
                                    Total Return

   22                               See Prospectus (Annuity Period)

   23                               Financial Statements

                                    Caption in Part C

   24                               Financial Statements and Exhibits

   25                               Directors and Officers of the Depositor

   26                               Persons Controlled by or Under Common Control with the Depositor or
                                    Registrant

   27                               Number of Contractowners

   28                               Indemnification

   29                               Principal Underwriter

   30                               Location of Accounts and Records

   31                               Not applicable

   32                               Undertakings and Representations

                                     PART A

                                   PROSPECTUS

                                   PROSPECTUS

                           FLEXIBLE PURCHASE PAYMENT
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                    OHIO NATIONAL VARIABLE ACCOUNTS A AND B

                    THE OHIO NATIONAL LIFE INSURANCE COMPANY

                               One Financial Way
                             Montgomery, Ohio 45242
                            Telephone (800) 366-6654

This prospectus offers variable annuity contracts allowing you to accumulate values and paying you benefits on a variable and/or fixed basis.

Variable annuities provide contract values and lifetime annuity payments that vary with the investment results of the Funds you choose. You cannot be sure that the contract value or annuity payments will equal or exceed your purchase payments.

The variable annuity contracts are designed for:

- annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (the "Code"), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code,

- other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,

- individual retirement annuities qualifying for tax-deferred treatment under
  Section 408 or 408A of the Code,

- state and municipal deferred compensation plans and

- non-tax-qualified plans.

The minimum purchase payment is $25. You may make additional payments at any time. We may limit your total purchase payments to $1,500,000.


You may direct the allocation of your purchase payments to one or more (but not more than 10 variable) subaccounts of Ohio National Variable Account A ("VAA") for tax-qualified contracts or Ohio National Variable Account B ("VAB") for non-tax-qualified contracts. VAA and VAB are separate accounts of The Ohio National Life Insurance Company. The assets of VAA and VAB are invested in shares of the Funds. The Funds are portfolios of Ohio National Fund, Inc., The Dow Target Variable Fund LLC, Goldman Sachs Variable Insurance Trust, Janus Aspen Series, Lazard Retirement Series, Inc., PBHG Insurance Series Fund, Inc., Strong Variable Insurance Funds, Inc. and Variable Insurance Products Fund (Fidelity). See page 3 for the list of available Funds. See also the accompanying prospectuses of the Funds. The Fund prospectuses might also contain information about other funds that are not available for these contracts.


You may withdraw all or part of the contract's value before annuity payments begin. You might incur federal income tax penalties for those early withdrawals. We may charge you a surrender charge equal to 7 3/4% of your total purchase payments made during the 96 months immediately preceding the withdrawal, or 7 3/4% of the amount withdrawn, if less. After the first year, you may withdraw up to 10% of the contract value each year without this charge. Your exercise of contract rights may be subject to the terms of your qualified employee trust or annuity plan. This prospectus contains no information concerning your trust or plan.

You may revoke the contract without penalty, within 20 days of receiving it (or a longer period if required by state law).


KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT SETS FORTH THE INFORMATION ABOUT VAA, VAB AND THE VARIABLE ANNUITY CONTRACTS THAT YOU SHOULD KNOW BEFORE INVESTING. ADDITIONAL INFORMATION ABOUT VAA AND VAB HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2000. WE HAVE INCORPORATED THE STATEMENT OF ADDITIONAL INFORMATION BY REFERENCE. IT IS AVAILABLE UPON REQUEST AND WITHOUT CHARGE BY WRITING OR CALLING US AT THE ABOVE ADDRESS. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION IS ON THE BACK PAGE OF THIS PROSPECTUS.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Form V-4820                       MAY 1, 2000

                               TABLE OF CONTENTS


Available Funds..........................      3
Fee Table................................      4
Accumulation Unit Values.................      8
  Financial Statements...................     13
Ohio National............................     14
  Ohio National Life.....................     14
  Ohio National Variable Accounts A and
     B...................................     14
  The Funds..............................     14
  Mixed and Shared Funding...............     14
  Voting Rights..........................     15
Distribution of Variable Annuity
  Contracts..............................     15
Deductions and Expenses..................     15
  Surrender Charge.......................     15
  Contract Administration Charge.........     16
  Deduction for Administrative
     Expenses............................     16
  Deduction for Risk Undertakings........     16
  Transfer Fee...........................     17
  Deduction for State Premium Tax........     17
  Fund Expenses..........................     17
Description of Variable Annuity
  Contracts..............................     17
  Free Look..............................     17
Accumulation Period......................     17
  Purchase Payments......................     17
  When We May Terminate Your Contract....     17
  Accumulation Units.....................     17
  Crediting Accumulation Units...........     17
  Allocation of Purchase Payments........     18
  Accumulation Unit Value and Contract
     Value...............................     18
  Net Investment Factor..................     18
  Surrender and Partial Withdrawal.......     18
  Transfers among Subaccounts............     19
  Scheduled Transfers (Dollar Cost
     Averaging)..........................     19
  TeleAccess.............................     20
  Death Benefit..........................     20
  Guaranteed Account.....................     20
  Ohio National Life Employee Discount...     21
  Texas State Optional Retirement
     Program.............................     21
Annuity Period...........................     21
  Annuity Payout Date....................     21
  Annuity Options........................     21
  Determination of Amount of the First
     Variable Annuity Payment............     22
  Annuity Units and Variable Payments....     22
  Transfers during Annuity Payout........     23
Other Contract Provisions................     23
  Assignment.............................     23
  Periodic Reports.......................     23
  Substitution for Fund Shares...........     24
Contract Owner Inquiries.................     24
  Performance Data.......................     24
Federal Tax Status.......................     24
  Tax-Deferred Annuities.................     26
  Qualified Pension or Profit-Sharing
     Plans...............................     26
  Individual Retirement Annuities
     (IRA)...............................     27
  Simplified Employee Pension Plans
     (SEPPs).............................     27
  Withholding on Distribution............     28
Prior Contracts..........................     28
  Annual Payment Variable Annuity........     28
  Variable Interest Annuity..............     28
  Flexible Payment Combination Annuity...     29
  Multiple Funded Combination Annuity....     29
  Investar Vision/Top Spectrum Flexible
     Payment Variable Annuity............     29
Accumulation Unit Values for Prior
  Contracts..............................     30
IRA Disclosure Statement.................     39
  Free Look Period.......................     39
  Eligibility Requirements...............     39
  Contributions and Deductions...........     39
  IRA for Non-working Spouse.............     40
  Rollover Contribution..................     40
  Premature Distributions................     41
  Distribution at Retirement.............     41
  Inadequate Distributions -- 50% Tax....     41
  Death Benefits.........................     41
  Roth IRAs..............................     41
  Prototype Status.......................     42
  Reporting to the IRS...................     42
Illustration of IRA Fixed
  Accumulations..........................     43
Statement of Additional Information
  Contents...............................     44


Form V-4820

                                AVAILABLE FUNDS


                                               ADVISER (SUBADVISER)
OHIO NATIONAL FUND, INC.                       (Legg Mason Fund Adviser, Inc.)
Equity Portfolio                               Ohio National Investments, Inc.
Money Market Portfolio                         Ohio National Investments, Inc.
Bond Portfolio                                 Ohio National Investments, Inc.
Omni Portfolio (a flexible portfolio           (Federated Global Investment Management
fund)                                          Corp.)
International Portfolio                        (Federated Global Investment Management
International Small Company Portfolio          Corp.)
Capital Appreciation Portfolio                 (Jennison Associates LLC)
Small Cap Portfolio                            (Founders Asset Management LLC)
Aggressive Growth Portfolio                    (Janus Capital Corporation)
Core Growth Portfolio                          (Pilgrim Baxter & Associates, Ltd.)
Growth & Income Portfolio                      (RS Investment Management Co. LLC)
Capital Growth Portfolio                       (RS Investment Management Co. LLC)
S&P 500 Index Portfolio                        Ohio National Investments, Inc.
Social Awareness Portfolio                     Ohio National Investments, Inc.
High Income Bond Portfolio                     (Federated Investment Counseling)
Equity Income Portfolio                        (Federated Investment Counseling)
Blue Chip Portfolio                            (Federated Investment Counseling)
Nasdaq 100 Index Portfolio                     Ohio National Investments, Inc.



THE DOW(SM) TARGET VARIABLE FUND LLC
The Dow(SM) Target 10 Portfolios               (First Trust Advisors L.P.)
The Dow(SM) Target 5 Portfolios                (First Trust Advisors L.P.)
GOLDMAN SACHS VARIABLE INSURANCE TRUST
Goldman Sachs Growth and Income Fund           Goldman Sachs Asset Management
Goldman Sachs CORE U.S. Equity Fund            Goldman Sachs Asset Management
Goldman Sachs Capital Growth Fund              Goldman Sachs Asset Management
JANUS ASPEN SERIES (SERVICE SHARES)
Growth Portfolio                               Janus Capital Corporation
Worldwide Growth Portfolio                     Janus Capital Corporation
Balanced Portfolio                             Janus Capital Corporation
LAZARD RETIREMENT SERIES, INC.
Small Cap Portfolio                            Lazard Asset Management
Emerging Markets Portfolio                     Lazard Asset Management
PBHG INSURANCE SERIES FUND, INC.
PBHG Technology & Communications
  Portfolio                                    Pilgrim Baxter & Associates, Ltd.
STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth Fund II                  Strong Capital Management, Inc.
Strong Opportunity Fund II
  (a mid cap/small cap fund)                   Strong Capital Management, Inc.
Strong Schafer Value Fund II                   Strong Capital Management, Inc.
VARIABLE INSURANCE PRODUCTS FUND SERVICE
  CLASS 2 (FIDELITY)
VIP Contrafund(R) Portfolio                    Fidelity Management & Research Company
VIP Mid Cap Portfolio                          Fidelity Management & Research Company
VIP Growth Portfolio                           Fidelity Management & Research Company


Form V-4820

                                   FEE TABLE

     CONTRACTOWNER TRANSACTION EXPENSES
     ----------------------------------
Deferred Sales Load (this "surrender charge"
is a percentage of lesser of payments made
in the prior 8 yrs., or amount surrendered)   7.75%
(Thereafter)                                  0%
Exchange (transfer) Fee                       $3 (currently no charge for the first 4 transfers per year)
Annual Contract Fee                           $30

VAA AND VAB ANNUAL EXPENSES (as a percentage of
  average account value)
Mortality and Expense Risk Fees***                       0.85%
Account Fees and Expenses                                0.25%
                                                         ----
Total VAA and VAB Annual Expenses                        1.10%

***The Mortality and Expense risk fees may be changed at any time, but may not be increased to more than 1.55%. We agree that the fees will not be increased on any contract issued pursuant to this prospectus. See Deduction for Risk Undertakings.

Neither the table nor the examples reflect any premium taxes that may apply to a contract. These currently range from 0% to 3.5%. For further details, see Deduction for State Premium Tax.

FUND ANNUAL EXPENSES (as a percentage of the Fund's average net assets)


                                                                   TOTAL FUND
                                                                    EXPENSES        TOTAL        TOTAL FUND
                                                                    WITHOUT        WAIVERS        EXPENSES
                                         MANAGEMENT     OTHER      WAIVERS OR        AND        WITH WAIVERS
                                            FEES       EXPENSES    REDUCTIONS    REDUCTIONS*    OR REDUCTIONS
                                         ----------    --------    ----------    -----------    -------------
OHIO NATIONAL FUND, INC.:
  Money Market*                             0.30%        0.11%        0.41%          0.05%          0.36%
  Equity                                    0.80%        0.12%        0.92%          0.00%          0.92%
  Bond                                      0.60%        0.17%        0.77%          0.00%          0.77%
  Omni                                      0.54%        0.13%        0.67%          0.00%          0.67%
  S&P 500 Index                             0.38%        0.11%        0.49%          0.00%          0.49%
  International*                            0.90%        0.36%        1.26%          0.05%          1.21%
  International Small Company               1.00%        1.06%        2.06%          0.00%          2.06%
  Capital Appreciation                      0.80%        0.15%        0.95%          0.00%          0.95%
  Small Cap                                 0.80%        0.09%        0.89%          0.00%          0.89%
  Aggressive Growth                         0.80%        0.15%        0.95%          0.00%          0.95%
  Core Growth                               0.95%        0.11%        1.06%          0.00%          1.06%
  Growth & Income                           0.85%        0.10%        0.95%          0.00%          0.95%
  Capital Growth                            0.90%        0.19%        1.09%          0.00%          1.09%
  Social Awareness                          0.60%        0.33%        0.93%          0.00%          0.93%
  High Income Bond                          0.75%        0.38%        1.13%          0.00%          1.13%
  Equity Income                             0.75%        0.53%        1.28%          0.00%          1.28%
  Blue Chip                                 0.90%        0.45%        1.35%          0.00%          1.35%
  Nasdaq 100 Index**                        0.75%        0.20%        0.95%          0.00%          0.95%
DOW TARGET VARIABLE FUND LLC:
  Dow Target 10*                            0.60%        0.64%        1.24%          0.21%          1.03%
  Dow Target 5*                             0.60%        2.54%        3.14%          2.27%          0.87%
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income*          0.75%        0.47%        1.22%          0.22%          1.00%
  Goldman Sachs CORE U.S. Equity            0.70%        0.20%        0.90%          0.00%          0.90%
  Goldman Sachs Capital Growth*             0.75%        0.94%        1.69%          0.69%          1.00%


Form V-4820

                                                                   TOTAL FUND
                                                                    EXPENSES        TOTAL        TOTAL FUND
                                                                    WITHOUT        WAIVERS        EXPENSES
                                         MANAGEMENT     OTHER      WAIVERS OR        AND        WITH WAIVERS
                                            FEES       EXPENSES    REDUCTIONS    REDUCTIONS*    OR REDUCTIONS
                                         ----------    --------    ----------    -----------    -------------
JANUS ASPEN SERIES (SERVICE SHARES):
  Growth**                                  0.65%        0.27%        0.92%          0.00%          0.92%
  Worldwide Growth**                        0.65%        0.30%        0.95%          0.00%          0.95%
  Balanced**                                0.65%        0.27%        0.92%          0.00%          0.92%
LAZARD RETIREMENT SERIES, INC.:
  Small Cap*                                0.75%        6.56%        7.31%          6.06%          1.25%
  Emerging Markets*                         1.00%        8.59%        9.59%          7.99%          1.60%
PBHG INSURANCE SERIES FUND, INC.:
  PBHG Technology & Communications          0.85%        0.24%        1.09%          0.00%          1.09%
STRONG VARIABLE INSURANCE FUNDS, INC.:
  Strong Mid Cap Growth II*                 1.00%        0.17%        1.17%          0.02%          1.15%
  Strong Opportunity II                     1.00%        0.14%        1.14%          0.00%          1.14%
  Strong Schafer Value II*                  1.00%        0.57%        1.57%          0.37%          1.20%
VARIABLE INSURANCE PRODUCTS FUND
  (FIDELITY):
  VIP Contrafund                            0.58%        0.37%        0.95%          0.00%          0.95%
  VIP Mid Cap                               0.57%        0.68%        1.25%          0.00%          1.25%
  VIP Growth                                0.58%        0.35%        0.93%          0.00%          0.93%


EXAMPLE -- If you surrendered your contract at the end of the applicable time period, you would pay the following aggregate expenses on a $1,000 investment in each Fund, assuming 5% annual return:


                                                                1          3          5          10
                                                               YEAR      YEARS      YEARS      YEARS
                                                              ------    -------    -------    --------
OHIO NATIONAL FUND, INC.:
  Money Market*                                                $ 93      $124       $162        $186
  Equity                                                         99       140        191         245
  Bond                                                           98       136        184         230
  Omni                                                           96       133        179         219
  S&P 500 Index                                                  95       128        169         200
  International*                                                102       149        206         275
  International Small Company                                   110       173        245         356
  Capital Appreciation                                           99       141        193         248
  Small Cap                                                      99       139        190         242
  Aggressive Growth                                              99       141        193         248
  Core Growth                                                   100       144        199         260
  Social Awareness                                               99       141        192         246
  Growth & Income                                                99       141        193         248
  Capital Growth                                                101       145        200         263
  High Income Bond                                              101       146        202         267
  Equity Income                                                 103       151        209         282
  Blue Chip                                                     103       153        212         289
  Nasdaq 100 Index**                                             99       141        193         248
DOW TARGET VARIABLE FUND LLC:
  Dow Target 10*                                                100       143        197         256
  Dow Target 5*                                                  99       139        189         240
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income*                              100       143        195         253
  Goldman Sachs CORE U.S. Equity                                 99       140        190         243
  Goldman Sachs Capital Growth*                                 100       143        195         253


Form V-4820

                                                                1          3          5          10
                                                               YEAR      YEARS      YEARS      YEARS
                                                              ------    -------    -------    --------
JANUS ASPEN SERIES (SERVICE SHARES):
  Growth**                                                     $ 99      $140       $191        $245
  Worldwide Growth**                                             99       141        193         248
  Balanced**                                                     99       140        191         245
LAZARD RETIREMENT SERIES, INC.:
  Small Cap*                                                    102       150        208         279
  Emerging Markets*                                             106       160        224         313
PBHG INSURANCE SERIES FUND, INC.:
  PBHG Technology & Communications                              101       145        200         263
STRONG VARIABLE INSURANCE FUNDS, INC.:
  Strong Mid Cap Growth II*                                     101       147        203         269
  Strong Opportunity II                                         101       147        203         268
  Strong Schafer Value II*                                      102       148        205         274
VARIABLE INSURANCE PRODUCTS FUND (FIDELITY):
  VIP Contrafund                                                 99       141        193         248
  VIP Mid Cap                                                   102       150        208         279
  VIP Growth                                                     99       141        192         246


EXAMPLE -- If you do not surrender your contract or if you annuitize at the end of the applicable time period, you would pay the following aggregate expenses on the same investment:


                                                                1          3          5          10
                                                               YEAR      YEARS      YEARS      YEARS
                                                              ------    -------    -------    --------
OHIO NATIONAL FUND, INC.:
  Money Market*                                                $ 16      $ 49       $ 85        $186
  Equity                                                         22        66        114         245
  Bond                                                           20        62        106         230
  Omni                                                           19        59        101         219
  S&P 500 Index                                                  17        53         92         200
  International*                                                 24        75        129         275
  International Small Company                                    33       100        170         356
  Capital Appreciation                                           22        67        115         248
  Small Cap                                                      21        65        112         242
  Aggressive Growth                                              22        67        115         248
  Core Growth                                                    23        71        121         260
  Social Awareness                                               22        67        114         246
  Growth & Income                                                22        67        115         248
  Capital Growth                                                 23        72        123         263
  High Income Bond                                               24        73        125         267
  Equity Income                                                  25        77        132         282
  Blue Chip                                                      26        79        136         289
  Nasdaq 100 Index**                                             22        67        115         248
DOW TARGET VARIABLE FUND LLC:
  Dow Target 10*                                                 23        70        119         256
  Dow Target 5*                                                  21        65        111         240
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income*                               22        69        118         253
  Goldman Sachs CORE U.S. Equity                                 21        66        113         243
  Goldman Sachs Capital Growth*                                  22        69        118         253


Form V-4820

                                                                1          3          5          10
                                                               YEAR      YEARS      YEARS      YEARS
                                                              ------    -------    -------    --------
JANUS ASPEN SERIES (SERVICE SHARES):
  Growth**                                                     $ 22      $ 66       $114        $245
  Worldwide Growth**                                             22        67        115         248
  Balanced**                                                     22        66        114         245
LAZARD RETIREMENT SERIES, INC.:
  Small Cap*                                                     25        76        131         279
  Emerging Markets*                                              28        87        148         313
PBHG INSURANCE SERIES FUND, INC.:
  PBHG Technology & Communications                               23        72        123         263
STRONG VARIABLE INSURANCE FUNDS, INC.:
  Strong Mid Cap Growth II*                                      24        73        126         269
  Strong Opportunity II                                          24        73        125         268
  Strong Schafer Value II*                                       24        75        128         274
VARIABLE INSURANCE PRODUCTS FUND (FIDELITY):
  VIP Contrafund                                                 22        67        115         248
  VIP Mid Cap                                                    25        76        131         279
  VIP Growth                                                     22        67        114         246


*The investment advisers of certain Funds are voluntarily waiving part or all of their management fees and/or reimbursing certain Funds in order to reduce total Fund expenses.

EXAMPLE -- Without the voluntary fee waivers or reimbursements by investment advisers, if you surrendered your contract at the end of the applicable time period, you would pay the following aggregate expenses on a $1,000 investment in each of the following Funds, assuming 5% annual return:


                                                                1          3          5          10
                                                               YEAR      YEARS      YEARS      YEARS
                                                              ------    -------    -------    --------
OHIO NATIONAL FUND, INC.:
  Money Market                                                 $ 94      $125       $165        $191
  International                                                 102       150        208         280
DOW TARGET VARIABLE FUND LLC:
  Dow Target 10                                                 102       149        207         278
  Dow Target 5                                                  121       202        292         449
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income                               102       149        206         276
  Goldman Sachs Capital Growth                                  107       162        228         321
LAZARD RETIREMENT SERIES, INC.:
  Small Cap                                                     161       307        450         716
  Emerging Markets                                              182       358        522         813
STRONG VARIABLE INSURANCE FUNDS, INC.:
  Strong Mid Cap Growth II                                       24        74        127         271
  Strong Schafer Value II                                        28        86        146         310


EXAMPLE -- Without the voluntary fee waivers or reimbursements by investment advisers, if you do not surrender your contract or if you annuitize at the end of the applicable time period, you would pay the following aggregate expenses on the same investment:


                                                                1          3          5          10
                                                               YEAR      YEARS      YEARS      YEARS
                                                              ------    -------    -------    --------
OHIO NATIONAL FUND, INC.:
  Money Market                                                 $ 16      $ 51       $ 88        $191
  International                                                  25        77        131         280
DOW TARGET VARIABLE FUND LLC:
  Dow Target 10                                                  25        76        130         278
  Dow Target 5                                                   44       131        221         449


Form V-4820

                                                                1          3          5          10
                                                               YEAR      YEARS      YEARS      YEARS
                                                              ------    -------    -------    --------
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income                              $ 25      $ 75       $129        $276
  Goldman Sachs Capital Growth                                   29        89        152         321
LAZARD RETIREMENT SERIES, INC.:
  Small Cap                                                      84       242        390         716
  Emerging Markets                                              105       296        467         813
STRONG VARIABLE INSURANCE FUNDS, INC.:
  Strong Mid Cap Growth II                                      102       147        204         271
  Strong Schafer Value II                                       106       159        223         310


**The "Other Expenses" (and accordingly, the Total Fund Expenses) for these Funds are based on estimates.


The purpose of the above table is to help you to understand the costs and expenses that you will bear directly or indirectly. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. For some funds, the "Other Expenses" include a 12b-1 fee. These fees do not exceed 0.25%. Note that the expense amounts shown in the examples are aggregate amounts for the total number of years indicated. In the examples, the annual fee is treated as if it were deducted as a percentage of assets, based upon the average account value for all contracts, including ones from which a portion of the contract fee may be paid from amounts invested in the Guaranteed Account. The above table and examples reflect only the charges for contracts currently offered by this prospectus and not other contracts that we may offer.


                            ACCUMULATION UNIT VALUES


The International fund began on April 30, 1993. The Capital Appreciation and Small Cap funds began on March 31, 1995. The International Small Company and Aggressive Growth funds began on October 2, 1995. The Core Growth, Growth & Income, S&P 500 Index and Social Awareness funds began on January 3, 1997. The Ohio National Fund Capital Growth, High Income Bond, Equity Income and Blue Chip funds, the Dow Target Variable funds, the Goldman Sachs funds, the Janus Aspen (Institutional Shares) funds, the Lazard Retirement funds and the Strong funds were made available in these contracts on November 1, 1999. The Nasdaq 100 Index, Janus Aspen (Service Shares), PBHG Technology & Communications and Variable Insurance Products funds were added on May 1, 2000. The Janus Aspen (Institutional Shares) funds are not available in contracts issued after April 30, 2000. Values for series of contracts that we no longer issue are listed on pages 30 to 38.



The net annualized yield for the Money Market fund in these contracts for the seven days ended December 31, 1999 and was 4.62%.


VAA EQUITY


YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
   1990          $22.218759        $21.128705          589,220
   1991           21.128705         25.116964          802,548
   1992           25.116964         26.717609        1,048,285
   1993           26.717609         30.151694        1,181,609
   1994           30.151694         29.897240        1,288,052
   1995           29.897240         37.616119        1,394,001
   1996           37.616119         44.033562        1,505,499
   1997           44.033562         51.466766        1,554,930
   1998           51.466766         53.820037        1,469,467
   1999           53.820037         63.810576        1,219,724


Form V-4820

VAB EQUITY



YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
   1990          $22.753001        $21.636728          262,249
   1991           21.636728         25.720884          312,047
   1992           25.720884         27.360011          388,812
   1993           27.360011         30.876667          499,176
   1994           30.876667         30.616106          561,394
   1995           30.616106         38.520577          622,321
   1996           38.520577         45.092323          680,118
   1997           45.092323         52.704246          695,574
   1998           52.704246         55.144099          670,584
   1999           55.144099         65.344855          566,619


VAA MONEY MARKET


YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
   1990          $ 13.616583       $ 14.530988       92,671
   1991            14.530988         15.168901       58,620
   1992            15.168901         15.479601       42,940
   1993            15.479601         15.731262       50,340
   1994            15.731262         16.181828       69,638
   1995            16.181828         16.904534      130,218
   1996            16.904534         17.584720      175,232
   1997            17.584720         18.327573      122,725
   1998            18.327573         19.104543      133,824
   1999            19.104543         19.846031      241,774



VAB MONEY MARKET



YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
   1990          $13.732719        $14.654912           37,310
   1991           14.654912         15.298267           38,997
   1992           15.298267         15.611622           15,107
   1993           15.611622         15.865417           10,933
   1994           15.865417         16.319825           43,614
   1995           16.319825         17.048698           43,415
   1996           17.048698         17.734674           83,494
   1997           17.734674         18.483863           80,528
   1998           18.483863         19.267463           54,060
   1999           19.267463         20.015273          129,935


VAA BOND


YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
   1990          $15.771471        $16.819063           34,836
   1991           16.819063         18.791755           53,151
   1992           18.791755         19.989232           83,991
   1993           19.989232         21.885503          118,872
   1994           21.885503         20.817057          118,724
   1995           20.817057         24.481177          130,720
   1996           24.481177         25.112262          139,016
   1997           25.112262         27.144385          128,523
   1998           27.144385         28.249407          136,752
   1999           28.249407         28.103600          115,712


Form V-4820

VAB BOND



YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
   1990          $14.594592        $15.564009           20,973
   1991           15.564009         17.389500           27,244
   1992           17.389500         18.497622           39,037
   1993           18.497622         20.252393           79,658
   1994           20.252393         19.263675           84,726
   1995           19.263675         22.654830           94,683
   1996           22.654830         23.238374          100,642
   1997           23.238374         25.118862          103,698
   1998           25.118862         26.141439          122,870
   1999           26.141439         26.006519           96,317


VAA OMNI


YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
   1990          $17.385702        $17.525899          690,864
   1991           17.524899         20.479652          689,306
   1992           20.479652         21.999497          853,840
   1993           21.999497         24.557054        1,156,731
   1994           24.557054         24.162172        1,248,250
   1995           24.162172         29.337035        1,272,672
   1996           29.337035         33.527373        1,384,658
   1997           33.527373         39.180721        1,431,184
   1998           39.180721         40.510184        1,380,277
   1999           40.510184         44.619627        1,081,115



VAB OMNI



YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
   1990          $17.291232        $17.429676         317,239
   1991           17.429676         20.368389         314,428
   1992           20.368389         21.879988         396,691
   1993           21.879988         24.423644         607,420
   1994           24.423644         24.030898         658,067
   1995           24.030898         29.177631         646,847
   1996           29.177631         33.345205         703,470
   1997           33.345205         38.967842         744,774
   1998           38.967842         40.290085         724,292
   1999           40.290085         44.377211         576,927



S&P 500 INDEX



YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
-----------   -----------------   -------------   -----------   -----------
   1997          $10.000000        $13.031676        152,864       103,761
   1998           13.031676         16.757375        684,474       342,016
   1999           16.757375         20.822980      1,516,466       626,757


Form V-4820

INTERNATIONAL



YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
-----------   -----------------   -------------   -----------   -----------
   1993          $10.000000        $12.404596        387,372       269,335
   1994           12.404596         13.259582      1,626,139       909,768
   1995           13.259582         14.702847      1,803,630       909,290
   1996           14.702847         16.648702      2,157,623     1,186,643
   1997           16.648702         16.815722      2,305,256     1,230,232
   1998           16.815722         17.278635      1,878,181     1,021,072
   1999           17.278635         28.609795      1,299,713       755,373



INTERNATIONAL SMALL COMPANY



YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
-----------   -----------------   -------------   -----------   -----------
   1995          $10.000000        $10.125502          3,870        10,852
   1996           10.125502         11.226306         68,964        60,596
   1997           11.226306         12.399654        115,590       106,262
   1998           12.399654         12.697451        113,662       111,352
   1999           12.697451         26.188124        157,347       119,756



CAPITAL APPRECIATION



YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
-----------   -----------------   -------------   -----------   -----------
   1995          $10.000000        $11.370573        126,633       130,970
   1996           11.370573         13.018249        379,717       312,799
   1997           13.018249         14.832378        550,059       372,993
   1998           14.832378         15.538473        606,078       366,130
   1999           15.538473         16.361968        536,419       332,204



SMALL CAP



YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
-----------   -----------------   -------------   -----------   -----------
1995...          $10.000000        $12.201273       154,063        15,532
1996...           12.201273         14.205207       454,045       147,557
1997...           14.205207         15.240569       649,957       212,467
1998...           15.240569         16.668731       665,332       236,231
1999...           16.668731         34.040041       776,055       286,164



AGGRESSIVE GROWTH



YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
-----------   -----------------   -------------   -----------   -----------
1995...          $10.000000        $10.499375         9,491         9,448
1996...           10.499375         10.463801       107,442        68,715
1997...           10.463801         11.646359       178,651       109,334
1998...           11.646359         12.422862       200,721       104,679
1999...           12.422862         12.995269       191,692        87,207



CORE GROWTH



YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
-----------   -----------------   -------------   -----------   -----------
1997...          $10.000000        $ 9.586403       146,611        89,830
1998...            9.586403         10.318290       138,652        97,692
1999...           10.318290         20.917283       202,849       139,073


Form V-4820

GROWTH & INCOME



YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
-----------   -----------------   -------------   -----------   -----------
1997...          $10.000000        $13.509406       146,772       144,903
1998...           13.509406         14.309421       467,063       270,510
1999...           14.309421         22.964177       756,197       376,028



SOCIAL AWARENESS



YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
-----------   -----------------   -------------   -----------   -----------
1997...          $10.000000        $12.426744        22,600        25,632
1998...           12.426744          9.537309        49,169        35,228
1999...            9.537309         11.102565        25,584        15,892



CAPITAL GROWTH



YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
-----------   -----------------   -------------   -----------   -----------
1999...          $10.000000        $14.195676        14,665        10,147



HIGH INCOME BOND



YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
-----------   -----------------   -------------   -----------   -----------
1999...          $10.000000        $10.285653         1,173         1,233



EQUITY INCOME



YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
-----------   -----------------   -------------   -----------   -----------
   1999          $10.000000        $10.913281          1,550           287



DOW TARGET 10, NOVEMBER



YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
-----------   -----------------   -------------   -----------   -----------
   1999          $10.000000        $10.093952          2,102             1



DOW TARGET 10, DECEMBER



YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
-----------   -----------------   -------------   -----------   -----------
   1999          $10.000000        $10.007412              7             0



DOW TARGET 5, NOVEMBER



YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
-----------   -----------------   -------------   -----------   -----------
   1999          $10.000000         $9.960325             60            70



DOW TARGET 5, DECEMBER



YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
-----------   -----------------   -------------   -----------   -----------
   1999          $10.000000        $10.006724            532             0



GOLDMAN SACHS GROWTH AND INCOME



YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
-----------   -----------------   -------------   -----------   -----------
   1999          $10.000000        $10.502077          2,420         1,685


Form V-4820

GOLDMAN SACHS CORE U.S. EQUITY



YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
-----------   -----------------   -------------   -----------   -----------
   1999          $10.000000        $10.924941          6,751         6,222



GOLDMAN SACHS CAPITAL GROWTH



YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
-----------   -----------------   -------------   -----------   -----------
   1999          $10.000000        $11.178377          7,407             0



JANUS GROWTH (INSTITUTIONAL SHARES)



YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
-----------   -----------------   -------------   -----------   -----------
   1999          $10.000000        $11.657335        140,899        70,201



JANUS WORLDWIDE GROWTH (INSTITUTIONAL SHARES)



YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
-----------   -----------------   -------------   -----------   -----------
   1999          $10.000000        $13.225533         84,104        30,873



JANUS BALANCED (INSTITUTIONAL SHARES)



YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
-----------   -----------------   -------------   -----------   -----------
   1999          $10.000000        $11.025619         60,253        47,022



LAZARD SMALL CAP



YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
-----------   -----------------   -------------   -----------   -----------
   1999          $10.000000        $10.538021            875           698



LAZARD EMERGING MARKETS



YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
-----------   -----------------   -------------   -----------   -----------
   1999          $10.000000        $12.512192          7,037           186



STRONG MID CAP GROWTH II



YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
-----------   -----------------   -------------   -----------   -----------
   1999          $10.000000        $12.916791         15,604         6,551



STRONG OPPORTUNITY II



YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
-----------   -----------------   -------------   -----------   -----------
   1999          $10.000000        $11.158443          1,268           493



STRONG SCHAFER VALUE II



YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
-----------   -----------------   -------------   -----------   -----------
   1999          $10.000000        $10.284400            372           559



FINANCIAL STATEMENTS


The complete financial statements of VAA or VAB, and of Ohio National Life, including the Independent Auditors' Reports for them, are included in the Statements of Additional Information for VAA and VAB.

Form V-4820

                                 OHIO NATIONAL

OHIO NATIONAL LIFE


Ohio National Life was organized under the laws of Ohio on September 9, 1909 as a stock life insurance company. We are now ultimately owned by a mutual holding company (Ohio National Mutual Holdings, Inc.) with the majority ownership being by our policyholders. We write life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently we have assets in excess of $7.6 billion and equity in excess of $725 million. Our home office is located at One Financial Way, Montgomery, Ohio 45242.


OHIO NATIONAL VARIABLE ACCOUNTS A AND B

We established VAA and VAB on August 1, 1969 as separate accounts under Ohio law for the purpose of funding variable annuity contracts. Purchase payments for the variable annuity contracts are allocated to one or more subaccounts of VAA or VAB. However, contract values may not be allocated to more than 10 variable subaccounts at any one time. Income, gains and losses, whether or not realized, from assets allocated to VAA and VAB are credited to or charged against VAA or VAB without regard to our other income, gains or losses. The assets maintained in VAA and VAB will not be charged with any liabilities arising out of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all of our assets are available to meet our obligations under the contracts. VAA and VAB are registered as unit investment trusts under the Investment Company Act of 1940.

The assets of each subaccount of VAA and VAB are invested at net asset value in Fund shares.

THE FUNDS

The Funds are mutual funds registered under the Investment Company Act of 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund's investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the fee table beginning on page 4. In some cases, the investment adviser pays part of its fee to a subadviser.

Affiliates of certain Funds may compensate us based upon a percentage of the Fund's average daily net assets that are allocated to VAA or VAB. These percentages vary by Fund. This is intended to compensate us for administrative and other services we provide to the Funds and their affiliates.

For additional information concerning the Funds, including their investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for these contracts. You cannot be sure that any Fund will achieve its stated objectives and policies.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

MIXED AND SHARED FUNDING

In addition to being offered to VAA and VAB, certain Fund shares are offered to our other separate accounts for variable annuity contracts and a separate account of Ohio National Life Assurance Corporation for variable life insurance contracts. Fund shares may also be offered to other insurance company separate accounts and qualified

Form V-4820
plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans, to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAA's and/or VAB's participation in a Fund. Material conflicts could result from such things as:

- changes in state insurance law;

- changes in federal income tax law;

- changes in the investment management of any Fund; or

- differences in voting instructions given by different types of owners.

VOTING RIGHTS

We will vote Fund shares held in VAA and VAB at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Fund proxy material and forms for giving voting instructions will be distributed to each owner. We will vote Fund shares held in VAA and VAB, for which no timely instructions are received, in proportion to the instructions that we do receive for each of VAA and VAB.

Until annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing your contract value in each Fund by the net asset value of a share of that Fund as of the same date. After annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for your variable annuity by the net asset value of a Fund share as of the same date. Generally, the number of votes tends to decrease as annuity payments progress.

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

The variable annuity contracts are sold by our insurance agents who are also registered representatives (a) of The O.N. Equity Sales Company ("ONESCO"), a wholly-owned subsidiary of ours, or (b) of other broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. ("ONEQ"), another wholly-owned subsidiary of ours. ONEQ is the principal underwriter of the contracts. ONESCO, ONEQ and the other broker dealers are registered under the Securities Exchange Act of 1934, and are members of the National Association of Securities Dealers, Inc. We pay ONEQ 6.75% of purchase payments during the first contract year and 5.5% of purchase payments made after the contract has been in effect for more than a year. ONEQ then pays part of that amount to ONESCO and the other broker dealers. ONESCO and the other broker-dealers pay their registered representatives from their own funds. Purchase payments on which nothing is paid to registered representatives may not be included in amounts on which we pay sales compensation to ONEQ. If our surrender charge is not sufficient to recover the fee paid to ONEQ, any deficiency will be made up from our general assets. These include, among other things, any profit from the mortality and expense risk charges. The address of ONESCO and ONEQ is One Financial Way, Montgomery, Ohio 45242.

                            DEDUCTIONS AND EXPENSES

SURRENDER CHARGE

There is no deduction from purchase payments to pay sales expense. We may assess a surrender charge if you surrender the contract or withdraw part of its value. The purpose of this charge is to defray expenses relating to

Form V-4820
the sale of the contract, including compensation to sales personnel, cost of sales literature and prospectuses, and other expenses related to sales activity. This surrender charge equals the lesser of:

- 7 3/4% of the total purchase payments made during the 96 months immediately preceding the surrender or partial withdrawal, or

- 7 3/4% of the amount being surrendered or withdrawn.


On or after the first contract anniversary, you may make a partial withdrawal of not more than 10% of the contract value (as of the date the partial withdrawal is requested) once each contract year without the surrender charge. You may take this 10% annual free withdrawal in up to 12 installments. The surrender charge does not apply to surrenders or withdrawals from contracts issued in connection with our executive officers' and directors' voluntary deferred compensation plan. The surrender charge will not be imposed when the values of one or more contracts owned by the trustee of a retirement plan qualifying under Section 401, 403(b) or 457 of the Code are transferred to one of our group annuity contracts. If you use values of at least $250,000 from an Ohio National Life fixed annuity to provide the initial purchase payment for a contract offered by this prospectus, this contract will be treated (for purposes of determining the surrender charge) as if it were issued at the same time as the fixed annuity and as if the purchase payments made for the fixed annuity had been made for this contract.


CONTRACT ADMINISTRATION CHARGE

Each year on the contract anniversary (or when you surrender the contract), we will deduct a contract administration charge of $30 from the contract value. This helps to repay us for maintaining the contract. We guarantee not to increase the contract administration charge. The charge is not made after annuity payments begin.

DEDUCTION FOR ADMINISTRATIVE EXPENSES

At the end of each valuation period we deduct an amount equal to 0.25% on an annual basis of the contract value. This deduction reimburses us for expenses not covered by the contract administration charge. Examples of these expenses are accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

DEDUCTION FOR RISK UNDERTAKINGS

We guarantee that until annuity payments begin, the contract's value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee to pay a death benefit in the event of the annuitant's death before annuity payments begin. After annuity payments begin, we guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 0.85% of the contract value on an annual basis. We may decrease that deduction at any time and we may increase it not more often than annually to not more than 1.55% on an annual basis. However, we agree that the deduction for these risk undertakings for contracts purchased on and after November 1, 1997 shall not be increased to more than the rate in effect at the time the contract is issued. We may discontinue this limitation on our right to increase the deduction, but only as to any contracts purchased after notice of the discontinuance. The risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.35% for mortality risk, and 0.50% for expense risk. We hope to realize a profit from this charge. However, there will be a loss if the deduction fails to cover the actual risks involved.

Form V-4820

TRANSFER FEE

We may charge a transfer fee of $3 (which may be increased to $15) for each transfer from one subaccount to another. The fee is charged against the subaccount from which the transfer is made. Currently, we do not charge for your first four transfers each year.

DEDUCTION FOR STATE PREMIUM TAX

Most states do not presently charge a premium tax for these contracts. Where a tax applies, the rates for tax-qualified contracts are presently 0.5% in California, 1.0% in Puerto Rico and West Virginia, 2.0% in Kentucky and 2.25% in the District of Columbia. For non-tax-qualified contracts, the rates are 1.0% in Puerto Rico, West Virginia and Wyoming, 1.25% in South Dakota, 2.0% in Kansas, Kentucky and Maine, 2.25% the District of Columbia, 2.35% in California and 3.0% in Nevada. The deduction for premium taxes will be made when incurred. Normally, that is not until annuity payments begin. However, in Kansas, South Dakota and Wyoming, they are presently being deducted from purchase payments.

FUND EXPENSES

There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectus.

                   DESCRIPTION OF VARIABLE ANNUITY CONTRACTS

FREE LOOK

You may revoke the contract at any time until the end of 20 days after you receive the contract (or such longer period as may be required by your state law) and get a refund of the entire purchase price. To revoke you must return the contract to us within the free look period. In those states where required by state law, the value of the contract as of the date of cancellation will be returned in lieu of the entire purchase price in case of revocation during the free look period.

                              ACCUMULATION PERIOD

PURCHASE PAYMENTS

Your purchase payments must be at least $25. You may make payments at any time. We may limit your total purchase payments to $1,500,000.

WHEN WE MAY TERMINATE YOUR CONTRACT

We may terminate a contract on any anniversary when its value is less than the lesser of (a) $1,000 or (b) $250 times the number of years the contract has been in force. This could have adverse tax consequences to you. (See Federal Tax Status.) We will not terminate an individual retirement annuity (IRA) if you made a purchase payment during the preceding two years. We will not terminate an annuity funding a Section 403(b) salary reduction agreement.

ACCUMULATION UNITS

Until the annuity payout date, the contract value is measured by accumulation units. These units are credited to your contract when you make each purchase payment. (See Crediting Accumulation Units, below). The number of units remains constant between purchase payments, but their dollar value varies depending upon the investment results of each Fund to which payments are allocated.

CREDITING ACCUMULATION UNITS

Your representative will send application forms or orders, together with the first purchase payment, to our home office for acceptance. Upon acceptance, we issue a contract and we credit the first purchase payment to the

Form V-4820
contract in the form of accumulation units. If all information necessary for issuing a contract and processing the purchase payment is complete, your first purchase payment will be credited within two business days after receipt. If we do not receive everything within five business days, we will return the purchase payment to you immediately unless you specifically consent to having us retain the purchase payment until the necessary information is completed. After that, we will credit the purchase payment within two business days.

You must send any additional purchase payments directly to our home office. They will then be applied to provide that number of accumulation units (for each subaccount) determined by dividing the amount of the purchase payment by the unit value next computed after we receive the payment at our home office.

ALLOCATION OF PURCHASE PAYMENTS

You may allocate your purchase payments among up to 10 variable subaccounts of VAA or VAB and the Guaranteed Account. The amount allocated to any Fund or the Guaranteed Account must equal a whole percent. You may change your allocation of future purchase payments at any time by sending written notice to our home office.

ACCUMULATION UNIT VALUE AND CONTRACT VALUE

We set the accumulation unit value of each subaccount of VAA and VAB at $10 when we allocated the first payments for these contracts. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract's value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period.

NET INVESTMENT FACTOR

The net investment factor measures the investment results of each subaccount. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

(a) is

     (1) the net asset value the corresponding Fund share at the end of a valuation period, plus

     (2) the per share amount of any dividends or other distributions declared for that Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

     (3) a per share charge or credit for any taxes paid or reserved for the maintenance or operation of that subaccount, (no federal income taxes apply under present law.)

(b) is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c) is the deduction for administrative and sales expenses and risk undertakings.

SURRENDER AND PARTIAL WITHDRAWAL

Before annuity payments begin (and also after that in the case of annuity Option 1(e) described below), you may surrender (totally withdraw the value of) your contract or you may elect a partial (at least $100) withdrawal. The surrender charge may apply to these transactions. That charge is a percent of the total amount withdrawn. For example, if a partial withdrawal of $1,000 is requested, we would pay you $1,000, but the total amount deducted from the accumulation value would be $1,084 (i.e., $1,084 x 7 3/4% = $84). Unless, you specify otherwise, the withdrawal will be made pro-rata from your values in each Fund. The amount you may withdraw is the contract value less any charge. In the case of a complete surrender, we subtract the contract administration charge. We will pay you within seven days after we receive your request. However, we may defer payment as described below. Surrenders and partial withdrawals are limited or not permitted in connection with certain tax-qualified retirement plans. For tax consequences of a surrender or withdrawal, see Federal Tax Status.

Form V-4820

If you request a surrender or partial withdrawal which includes contract values derived from purchase payments that have not yet cleared the banking system, we may delay mailing that portion which relates to such payments until the check for the purchase payment has cleared. We require the return of the contract in the case of a complete surrender.

The right to withdraw may be suspended or the date of payment postponed:

- for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission has restricted trading on the Exchange;

- for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund's net assets; or

- such other periods as the Commission may order to protect security holders.

TRANSFERS AMONG SUBACCOUNTS

You may transfer contract values from one Fund to another. You may make transfers at any time before annuity payments begin. The amount of any transfer must be at least $300 (or the entire contract value in a Fund, if less).

We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day's total net assets of that Fund if we or the Fund, in our discretion, believe that the Fund might otherwise be damaged. In this case, some requested transfers will not occur. In determining which requests to honor, scheduled transfers (under a DCA program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone and facsimile requests in the order received. We will notify you if your requested transfer is not made. Current SEC rules preclude us from processing at a later date those requests that were not made. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

Certain third parties may offer you asset allocation or timing services for your contract. We may choose to honor transfer requests from these third parties if you give us a written power of attorney to do so. Fees you pay for such asset allocation or timing services are in addition to any contract charges. WE DO NOT ENDORSE, APPROVE OR RECOMMEND THESE SERVICES.

After annuity payments begin, you may make transfers among Funds only once each calendar quarter. The transfer fee no longer applies then. Not more than 20% of a contract's Guaranteed Account value (or $1,000, if greater) as of the beginning of a contract year may be transferred to variable Funds during that contract year.

SCHEDULED TRANSFERS (DOLLAR COST AVERAGING)

We administer a scheduled transfer ("DCA") program enabling you to preauthorize automatic monthly or quarterly transfers of a specified dollar amount of at least $300 each time. At least 12 DCA transfers must be scheduled. The transfers may be from any variable Funds to any other Funds or to the Guaranteed Account. Transfers may be made from the Guaranteed Account to any other Funds if the DCA program is established at the time the contract is issued, the DCA program is scheduled to begin within 6 months of contract issue and the term of the DCA program does not exceed 2 years. For transfers from variable Funds, the DCA program may not exceed 5 years. There is no transfer fee for DCA transfers. DCA transfers do not count against your four free transfers per year. We may discontinue the DCA program at any time. You may also discontinue further DCA transfers by giving us written notice at least 7 business days before the next scheduled transfer.

DCA generally has the effect of reducing the risk of purchasing at the top, and selling at the bottom, of market cycles. DCA transfers from the Guaranteed Account or from a Fund with a stabilized net asset value, such as the Money Market Fund, will generally reduce the average total cost of indirectly purchasing Fund shares because

Form V-4820
greater numbers of shares will be purchased when the share prices are lower than when prices are higher. However, DCA does not assure you of a profit, nor does it protect against losses in a declining market. Moreover, for transfers from a variable Fund, DCA has the effect of reducing the average price of the shares being redeemed. DCA might also be used to systematically transfer contract values from variable Funds to the Guaranteed Account in anticipation of retirement, reducing the risk of making a single transfer during a low market.

TELEACCESS

If you give us a pre-authorization form, your contract and unit values and interest rates can be checked and transfers may be made by telephoning us between 7:00 a.m. and 7:00 p.m. (Eastern time) on days we are open for business, at 1-800-366-6654, #8. You may only make one telephone transfer per day. We will honor pre-authorized telephone transfer instructions from anyone who provides the personal identifying information requested via TeleAccess. We will not honor telephone transfer requests after we receive notice of your death. For added security, we send the contract owner a written confirmation of all telephone transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the contract owner in writing sent within 48 hours of the TeleAccess request. YOU MAY THINK THAT YOU HAVE LIMITED THIS ACCESS TO YOURSELF, OR TO YOURSELF AND YOUR REPRESENTATIVE. HOWEVER, ANYONE GIVING US THE NECESSARY IDENTIFYING INFORMATION CAN USE TELEACCESS ONCE YOU AUTHORIZE ITS USE.

DEATH BENEFIT

If the annuitant (and any contingent annuitant) dies before annuity payments begin, the contract pays a death benefit to a designated beneficiary. (This death benefit is not available on any contract purchased through a bank in Puerto Rico.) The amount of the death benefit will be determined as of the end of the valuation period in which we receive written notice of death. The amount of death benefit is the contract value or, if greater, the total purchase payments made less any partial withdrawals.

GUARANTEED ACCOUNT

The Guaranteed Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. The Guaranteed Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed disclosures regarding it.

The Guaranteed Account consists of all of our general assets other than those allocated to a separate account. You may allocate purchase payments and contract values between the Guaranteed Account and the Funds.

We will invest our general assets in our discretion as allowed by Ohio law. We allocate the investment income from our general assets to those contracts having guaranteed values.

The amount of investment income allocated to the contracts varies from year to year in our sole discretion. However, we guarantee that we will credit interest at a rate of not less than 3.25% per year, compounded annually, to contract values allocated to the Guaranteed Account. We may credit interest at a rate in excess of 3.25%, but any such excess interest credit will be in our sole discretion.

We guarantee that, before annuity payments begin, the guaranteed value of a contract will never be less than:

- the amount of purchase payments allocated to, and transfers into, the Guaranteed Account, plus

- interest credited at the rate of 3% per year compounded annually, plus

- any additional excess interest we may credit to guaranteed values, minus

- any partial withdrawals, loans and transfers from the guaranteed values, minus

- any surrender charge on partial withdrawals, loan interest, state premium taxes, transfer fees, and the portion of the $30 annual contract administration charge allocable to the Guaranteed Account.

Form V-4820

No deductions are made from the Guaranteed Account for administrative expenses or risk undertakings.

Other than pursuant to a DCA (scheduled transfer) program, we may restrict transfers of your Guaranteed Account value during a contract year to not more than 20% of that value as of the beginning of a contract year (or $1,000, if greater). As provided by state law, we may defer the payment of amounts to be withdrawn from the Guaranteed Account for up to six months from the date we receive written request for withdrawal.

OHIO NATIONAL LIFE EMPLOYEE DISCOUNT

We and our affiliated companies offer a credit on the purchase of contracts by any of our employees, directors or retirees, or their spouse or the surviving spouse of a deceased retiree, their minor children, or any of their children ages 18 to 21 who is either (i) living in the purchaser's household or (ii) a full-time college student being supported by the purchaser, or any of the purchaser's minor grandchildren under the Uniform Gifts to Minors Act. This credit counts as additional income under the contract. The amount of the credit equals 3.2% of all purchase payments made in the first contract year and 5.5% of purchase payments made in the second through sixth contract years. We credit the Guaranteed Account in these amounts at the time the eligible person makes each payment.

TEXAS STATE OPTIONAL RETIREMENT PROGRAM

Under the Texas State Optional Retirement Program (the "Program"), purchase payments may be excluded from the gross income of state employees for federal tax purposes to the extent that such purchase payments do not exceed the exclusion allowance provided by the Code. The Attorney General of Texas has interpreted the Program as prohibiting any participating state employee from receiving the surrender value of a contract funding benefits under the Program prior to termination of employment or the state employee's retirement, death or total disability. Therefore, a participant in the Program may not make a surrender or partial withdrawal until the first of these events occurs.

                                 ANNUITY PERIOD

ANNUITY PAYOUT DATE

Annuity payments begin on the annuity payout date. You may select this date when the contract is issued. It must be at least 30 days after the contract date. You may change it from time to time so long as it is the first day of any month at least 30 days after the date of such change. The contract restricts the annuity payout date to not later than the first of the month following the annuitant's 90th birthday. This restriction may be modified by applicable state law or we may agree to waive it.

The contracts include our guarantee that (except for option 1(e), below) we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract annuity rates, no matter how long you live.

Other than in connection with annuity Option 1(e) described below, once annuity payments begin, you may not surrender the contract for cash except that, upon the death of the annuitant, the beneficiary may surrender the contract for the commuted value of any remaining period-certain payments. You may make surrenders and partial withdrawals from Option 1(e) at any time.

ANNUITY OPTIONS

You may elect one or more of the following annuity options. You may change the election anytime before the annuity payout date.

Option 1(a):   Life Annuity with installment payments for the lifetime of the annuitant (the contract has no more value after annuitant's death).

Form V-4820

Option 1(b):  Life Annuity with installment payments guaranteed for five years and then continuing during the remaining lifetime of the annuitant.

Option 1(c):   Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant.

Option 1(d):  Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.

Option 1(e):   Installment Refund Annuity with payments guaranteed for a fixed number (up to thirty) of years. This option is available for variable annuity payments only. (Although the deduction for risk undertakings is taken from annuity unit values, we have no mortality risk during the annuity payout period under this option.)

Option 2(a):   Joint & Survivor Life Annuity with installment payments during the lifetime of the annuitant and then continuing during the lifetime of a contingent annuitant (the contract has no more value after the second annuitant's death).

Option 2(b):  Joint & Survivor Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant or a contingent annuitant.

We may agree to other settlement options.

Unless you direct otherwise, we will apply the contract value as of the annuity payout date to provide annuity payments pro-rata from each Fund in the same proportion as the contract values immediately before the annuity payout date.

If no election is in effect on the annuity payout date, we will apply the contract value under Option 1(c) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. The Pension Reform Act of 1974 might require certain contracts to provide a Joint and Survivor Annuity. If the contingent annuitant is not related to the annuitant, Options 2(a) and 2(b) are available only if we agree.

The Internal Revenue Service has not ruled on the tax treatment of a commutable variable annuity. If you select Option 1(e), it is possible that the IRS could determine that the entire value of the annuity is fully taxable at the time you elect Option 1(e) or that variable annuity payments under this option should not be taxed under the annuity rules (see Federal Tax Status). This could result in your payments being fully taxable to you. Should the IRS so rule, we may have to tax report up to the full value of the annuity as your taxable income.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

To determine the first variable annuity payment, we apply the contract value for each Fund in accordance with the contract's settlement option tables. The rates in those tables depend upon the annuitant's (and any contingent annuitant's) age and sex and the option selected. The annuitant's sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than 10 valuation periods before the annuity payout date.

If the amount that would be applied under an option is less than $5,000, we will pay the contract value to the annuitant in a single sum. If the first periodic payment under any option would be less than $25, we may change the frequency of payments so that the first payment is at least $25.

ANNUITY UNITS AND VARIABLE PAYMENTS

After your first annuity payment, later variable annuity payments will vary to reflect the investment performance of your Funds. The amount of each payment depends on the number your annuity units. To determine the

Form V-4820
number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value of that Fund's annuity unit. This number of annuity units remains constant during the annuity payment period unless you transfer among Funds.

The annuity unit value for each Fund was set at $10 for the valuation period when the first variable annuity was calculated for these contracts. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor (described on page 14) for such later valuation period and by a factor (0.9998925 for a one-day valuation period) to neutralize the 4% assumed interest rate discussed below.

The dollar amount of each later variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

The annuity rate tables contained in the contracts are based on the Progressive Annuity Mortality Table with compound interest at the effective rate of 4% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.

TRANSFERS DURING ANNUITY PAYOUT

After annuity payments have been made for at least 12 months, the annuitant can, once each calendar quarter, change the Funds on which variable annuity payments are based. On at least 30 days written notice to our home office, we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. The annuity payment immediately after a change will be the amount that would have been paid without the change. Later payments will reflect the new mix of Funds.

                           OTHER CONTRACT PROVISIONS

ASSIGNMENT

Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

- the annuitant,

- a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

- the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

- as otherwise permitted by laws and regulations governing plans for which the contract may be issued.

PERIODIC REPORTS

Before the annuity payout date, we will send you semi-annual statements showing
(a) the number of units credited to the contract by Fund and (b) the value of each unit as of the end of the last half year. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.

Form V-4820

SUBSTITUTION FOR FUND SHARES

If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future purchase payments. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAA or VAB.

                            CONTRACT OWNER INQUIRIES

Direct any questions to Ohio National Life, Variable Annuity Administration, P.O. Box 2669, Cincinnati, Ohio 45201; telephone 1-800-366-6654 (8:30 a.m. to
4:30 p.m., Eastern time).

PERFORMANCE DATA

We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract charges but does not reflect the deduction of any applicable contract administration charge or surrender charge. The deduction a contract administration charge or surrender charge would reduce any percentage increase or make greater any percentage decrease.

Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable contract administration charges and surrender charges as well as applicable asset-based charges.

We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, IBC's Money Fund Reports, Lehman Brothers Bond Indices, the Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.

                               FEDERAL TAX STATUS

The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.

We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the "Code"). Since the operations of VAA and VAB are a part of, and are taxed with, our operations, VAA and VAB are not separately taxed as "regulated investment companies" under Subchapter M of the Code.

As to tax-qualified contracts, the law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAA or upon capital gains realized by VAA on redemption of Fund shares. When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no "investment in the contract" and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.

Form V-4820

The income and gains within an annuity contract are generally tax deferred. Within a tax-qualified plan, the plan itself provides tax deferral. Therefore, the tax-deferred treatment otherwise available to an annuity contract is not a factor to consider when purchasing an annuity within a tax-qualified plan or arrangement.


The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the contract value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year.

When annuity payments begin each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your "investment in the contract." You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your "investment in the contract" divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once you recover your "investment in the contract," all further annuity payments will be included in your taxable income.

If you elect to receive the accumulated value in a single sum in lieu of annuity payments, any amount you receive or withdraw in excess of the "investment in the contract" will normally be taxed as ordinary income in the year received. A partial withdrawal of contract values is taxable as income to the extent that the accumulated value of the contract immediately before the payment exceeds the "investment in the contract." Such a withdrawal is treated as a distribution of earnings first and only second as a recovery of your "investment in the contract." Any part of the value of the contract that you assign or pledge to secure a loan will be taxed as if it had been a partial withdrawal and may be subject to a penalty tax.

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

- received on or after the taxpayer reaches age 59 1/2;

- made to a beneficiary on or after the death of the annuitant;

- attributable to the taxpayer's becoming disabled;

- made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

- from a contract that is a qualified funding asset for purposes of a structured settlement;

- made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity;

- incident to divorce, or

- taken from an IRA for a qualified first-time home purchase (up to $10,000) or qualified education expenses.

If you elect not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, you may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If you fail to provide your taxpayer identification number, any payments under the contract will automatically be subject to withholding.

Form V-4820

TAX-DEFERRED ANNUITIES

Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. You may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and toward benefits under qualified retirement plans do not exceed your exclusion allowance as determined in Sections 403(b) and 415 of the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts you receive under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing "investment in the contract." Under certain circumstances, amounts you receive may be used to make a "tax-free rollover" into one of the types of individual retirement arrangements permitted under the Code. Amounts you receive that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless you directly roll over such amounts from the tax-deferred annuity to the individual retirement arrangement.

With respect to earnings accrued and purchase payments made after December 31, 1988, for a salary reduction agreement under Section 403(b) of the Code, distributions may be paid only when the employee:

- attains age 59 1/2,

- separates from the employer's service,

- dies,

- becomes disabled as defined in the Code, or

- incurs a financial hardship as defined in the Code.

In the case of hardship, cash distributions may not exceed the amount of your purchase payments. These restrictions do not affect your right to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.

QUALIFIED PENSION OR PROFIT-SHARING PLANS

Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403(a) of the Code, are generally excludable from the employees gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an "investment in the contract" under Section 72 of the Code for the employee's annuity benefits. Salary reduction payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee's gross income.

The Code requires plans to prohibit any distribution to a plan participant prior to age 59 1/2, except in the event of death, total disability or separation from service (special rules apply for plan terminations). Distributions must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain penalties under the Code.

If an employee, or one or more of the beneficiaries, receives the total amounts payable with respect to an employee within one taxable year after age 59 1/2 on account of the employee's death or separation from service of the employer, any amount received in excess of the employee's "investment in the contract" may be taxed under special 5-year forward averaging rules. Five-year averaging will no longer be available after 1999 except for certain grandfathered individuals. You can elect to have that portion of a lump-sum distribution attributable to years of participation prior to January 1, 1974 given capital gains treatment. The percentage of pre-74 distribution subject to capital gains treatment decreases as follows: 100%, 1987; 95%, 1988; 75%, 1989; 50%, 1990; and 25%, 1991. For tax
years 1992 and later no capital gains treatment is available (except that taxpayers who were age 50

Form V-4820
before 1986 may still elect capital gains treatment). If you receive such a distribution you may be able to make a "tax-free rollover" of the distribution less your "investment in the contract" into another qualified plan in which you are a participant or into one of the types of individual retirement arrangements permitted under the Code. Your surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

INDIVIDUAL RETIREMENT ANNUITIES (IRA)

Section 408(b) of the Code provides that you may invest an amount up to $2,000 per year of earned income in an IRA and claim it as a personal tax deduction if you are not an "active participant" in an employer maintained qualified retirement plan or you have adjusted gross income which does not exceed the "applicable dollar limit." For a single taxpayer, the applicable dollar limitation is $30,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $30,000-$40,000. For married couples filing jointly, the applicable dollar limitation is $50,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $50,000-$60,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $40,000 for individuals and $60,000 for married couples filing jointly. In the alternative, if you are otherwise qualified for an IRA you may elect to contribute to an IRA for yourself and for your non-working spouse, with the total deduction limited to $4,000.

You may make non-deductible IRA contributions to the extent you are ineligible to make deductible IRA contributions. Any amount received from another qualified plan (including another individual retirement arrangement) which is eligible as a "tax-free rollover" may be invested in an IRA. This is not counted toward the overall contribution limit. Earnings on nondeductible IRA contributions are not subject to tax until they are withdrawn. The combined limit on designated nondeductible and deductible contributions for a tax year is the lesser of 100% of compensation or $2,000 ($4,000 in the case of an additional contribution to a spousal IRA).

Generally, distributions (all or part) made prior to age 59 1/2 (except in the case of death or disability) will result in a penalty tax of 10% plus ordinary income tax treatment of the amount received. Additionally, there is an excise tax of 6% of the amount you contributed in excess of either the deductible limit or nondeductible limit, as indicated above, if you do not withdraw that amount before filing your income tax return for the year of contribution or apply that amount as an allowable contribution for a later year. The excise tax continues to apply each year until the excess contribution is corrected. Distributions after age 59 1/2 are treated as ordinary income at the time received. Distributions must begin before April 1 following the year in which you reach age 70 1/2. A 50% nondeductible excise tax is imposed on the excess in any tax year of the amount that should have been distributed over the amount actually distributed.

Section 408A of the Code provides for a special type of IRA called a Roth IRA. No tax deduction is allowed for contributions to a Roth IRA, but assets grow on a tax deferred basis. Under certain circumstances, withdrawals from a Roth IRA can be excludable from income. Eligibility for a Roth IRA is based on adjusted gross income and filing status. Special rules apply which allow traditional IRAs to be rolled over or converted to a Roth IRA.

SIMPLIFIED EMPLOYEE PENSION PLANS (SEPPS)

Under Section 408 of the Code, employers may establish SEPPs for their employees. Under these plans the employer may contribute on behalf of an employee to an individual retirement account or annuity. The amount of the contribution is excludable from the employee's income.

Certain employees who participate in a SEPP may elect to have the employer make contributions to a SEPP on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee's behalf to a SEPP, it is not treated as current taxable income to the employee. Elective deferrals under a SEPP are subject to an inflation-indexed limit which is $10,000 for 1998. Salary-reduction SEPPs are available

Form V-4820
only if at least 50% of the employees elect to have amounts contributed to the SEPP and if the employer has 25 or fewer employees at all times during the preceding year. New salary reduction SEPPs may not be established after 1996.

An employee may also take a deduction for individual contributions to the IRA, subject to the limits applicable to IRAs in general. Withdrawals from the IRAs to which the employer contributes must be permitted. These withdrawals, however, are subject to the general rules with respect to withdrawals from IRAs.

WITHHOLDING ON DISTRIBUTION

Distributions from tax-deferred annuities or qualified pension or profit sharing plans that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to an individual retirement arrangement or another qualified plan. Federal income tax withholding is required on annuity payments. However, recipients of annuity payments may elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number any payments under the contract will automatically be subject to withholding.

                                PRIOR CONTRACTS

ANNUAL PAYMENT VARIABLE ANNUITY

Before December 15, 1981, we issued Annual Payment Variable Annuity contracts. Some of these remain active and purchase payments may still be made until annuity payments begin. These contracts called for deductions from purchase payments in the following amounts:

                       DEDUCTION FOR   DEDUCTION FOR     DEATH      TOTAL*
  PORTION OF TOTAL         SALES       ADMINISTRATIVE   BENEFIT    COMBINED
  PURCHASE PAYMENTS       EXPENSE         EXPENSE       PREMIUM   DEDUCTIONS
  -----------------    -------------   --------------   -------   ----------
First $10,000               6.3%            2.2%          0.5%       9.0%
Next $15,000                5.5%            2.0%          0.5%       8.0%
Next $25,000                4.8%            1.7%          0.5%       7.0%
Next $50,000                4.0%            1.5%          0.5%       6.0%
Balance over $100,000       3.3%            1.2%          0.5%       5.0%

*Plus 50(cent) per payment

These deductions are in lieu of any surrender charge, contract administration charge and deduction for administrative expense as provided for in the contracts offered in this prospectus. The deduction for mortality and expense risk undertakings is 1% of the contract value on an annual basis. We may reduce this deduction at any time and we may increase it not more often than annually to not more than 1.5%.

These prior contracts provide for annuity payments on a 3 1/2% assumed interest rate which results in a somewhat smaller initial annuity payment, but one that rises more rapidly in a rising market and falls more slowly in a declining market. These contracts provide for accumulation of values only in what now constitutes the Equity Fund of VAA and VAB and/or Guaranteed Account with limited transfer privileges between the Guaranteed Account and the Equity Fund.

VARIABLE INTEREST ANNUITY

From July 15, 1981 to November 2, 1982, we issued Variable Interest Annuity contracts. Purchase payments for these contracts can be continued until annuity payments begin. These contracts are substantially the same as the contracts offered in this prospectus except that all contract values are allocated to the Money Market Fund. There is no right to transfer the contract values to any other Funds. These contracts also included a guarantee of the investment performance. Such investment guarantee is regarded as a separate security. The deduction for mortality, expense and investment risk undertaking is 1.3% of the contract value on an annual basis. We may reduce this deduction at any time and we may increase it not more often than annually to not more than 2%.

Form V-4820

These contracts do not provide for a deduction from contract value for administrative expense. They do provide for a contract administration charge and a surrender charge.

FLEXIBLE PAYMENT COMBINATION ANNUITY

From December 1, 1981 to November 2, 1982, we issued Flexible Payment Combination Annuity contracts. Purchase payments for these contracts can be continued until annuity payments begin. These contracts are substantially the same as the contracts offered in this prospectus except that values can be accumulated only in what now constitute the Equity Fund of VAA or VAB and/or the Guaranteed Account. A deduction is made each valuation period for the administrative expense and mortality and expense risk undertakings equal to 1.1% on an annual basis. We may reduce this deduction at any time and we may increase it not more frequently than annually to not more than 1.75%. Although these contracts provide for limited transfer of values between the Equity Fund and the Guaranteed Account, transfers are not allowed after annuity payments begin.

MULTIPLE FUNDED COMBINATION ANNUITY

From November 2, 1982 to September 10, 1984, we issued Multiple Funded Combination Annuity contracts substantially the same as the contracts offered in this prospectus. However, such prior contracts include a guarantee of the investment performance of the Money Market Fund and a deduction therefor each valuation period equal to 0.2% of Money Market assets on an annual basis. Such investment guarantee is regarded as a separate security. In addition, the rate for the surrender charge is 5% and the deduction for risk undertakings is 1.3%.

INVESTAR VISION/TOP SPECTRUM FLEXIBLE PAYMENT VARIABLE ANNUITY

From January 3, 1997 to April 30, 1999 we issued Investar Vision and Top Spectrum flexible payment variable annuities. These contracts were substantially the same as the contracts offered in this prospectus. A deduction is made each valuation period for mortality and expense risk undertakings and for administrative expenses equal to 1.4% on an annual basis. The annual contract administration charge is $35. The surrender charge is a percentage of the amount withdrawn. The percentage varies with the number of years from the date of purchase payments as follows:

    YEAR        PERCENT
    ----        -------
 1st and 2nd     7%
     3rd         6%
     4th         5%
     5th         4%
     6th         2%
     7th         1%
8th and later    0%

Form V-4820

                  ACCUMULATION UNIT VALUES FOR PRIOR CONTRACTS

                        ANNUAL PAYMENT VARIABLE ANNUITY

VAA EQUITY


YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
   1990          $ 56.953326       $ 54.213096         54,987
   1991            54.213096         64.510143         51,310
   1992            64.510143         68.689335         45,754
   1993            68.689335         77.594885         43,892
   1994            77.594885         77.016062         40,537
   1995            77.016062         96.995665         36,620
   1996            96.995665        113.656777         35,244
   1997           113.656777        132.974317         29,341
   1998           132.974317        139.192132         26,151
   1999           139.192132        165.193487         22,199


VAB EQUITY


YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
   1990          $ 60.371234       $ 57.466552         36,191
   1991            57.466552         68.381552         33,557
   1992            68.381552         72.811547         30,548
   1993            72.811547         82.251550         25,610
   1994            82.251550         81.637986         24,924
   1995            81.637986        102.816617         24,630
   1996           102.816617        120.477605         22,849
   1997           120.477605        140.954452         22,582
   1998           140.954452        147.545413         17,171
   1999           147.545413        175.107175         13,635


                           VARIABLE INTEREST ANNUITY

VAA MONEY MARKET


YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
   1990          $ 20.571199       $ 21.909036         94,135
   1991            21.909036         22.825685         76,406
   1992            22.825685         23.247080         49,465
   1993            23.247080         23.578345         36,485
   1994            23.578345         24.205890         30,702
   1995            24.205890         25.237165         23,519
   1996            25.237165         26.200345         19,866
   1997            26.200345         27.253241         17,074
   1998            27.253241         28.352494         15,961
   1999            28.352494         29.394756         13,701


Form V-4820

VAB MONEY MARKET


YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
   1990          $ 20.571199       $ 21.909036         70,747
   1991            21.909036         22.825685         54,444
   1992            22.825685         23.247080         44,016
   1993            23.247080         23.578345         35,017
   1994            23.578345         24.205890         30,075
   1995            24.205890         25.237165         29,059
   1996            25.237165         26.200345         28,910
   1997            26.200345         27.253241         27,553
   1998            27.253241         28.352494          8,368
   1999            28.352494         29.394756          6,924


                      FLEXIBLE PAYMENT COMBINATION ANNUITY

VAA EQUITY


YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
   1990          $ 32.260450       $ 30.677737         24,226
   1991            30.677737         36.468472         23,107
   1992            36.468472         38.792521         22,601
   1993            38.792521         43.778639         22,887
   1994            43.778639         43.409203         20,039
   1995            43.409203         54.616584         20,564
   1996            54.616584         63.934367         20,212
   1997            63.934367         74.726955         20,567
   1998           74.7326955         78.143774         18,686
   1999            78.143774         92.649498         12,092


VAB EQUITY


YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
   1990          $ 31.071251       $ 29.546880          3,439
   1991            29.546880         35.124150          3,428
   1992            35.124150         37.362530          1,864
   1993            37.362530         42.164841          1,849
   1994            42.164841         41.809023          1,833
   1995            41.809023         52.603280          1,095
   1996            52.603280         61.577580          1,109
   1997            61.577580         71.972334          1,121
   1998            71.972334         75.263201          1,141
   1999            75.263201         89.234207            768


Form V-4820

                 MULTIPLE FUNDED COMBINATION ANNUITY ("TOP I")


VAA EQUITY


YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
   1990          $ 25.819181       $ 24.552478        227,378
   1991            24.552478         29.187005        209,706
   1992            29.187005         31.047017        195,926
   1993            31.047017         35.037574        189,725
   1994            35.037574         34.741902        183,889
   1995            34.741902         43.711561        185,550
   1996            43.711561         51.168913        183,969
   1997            51.168913         59.806603        172,235
   1998            59.806603         62.541201        150,434
   1999            62.541201         74.150642        131,063



VAB EQUITY



YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
   1990          $ 26.965078       $ 25.642156         37,320
   1991            25.642156         30.482379         34,831
   1992            30.482379         32.424943         31,442
   1993            32.424943         36.592684         31,997
   1994            36.592684         36.283811         30,805
   1995            36.283811         45.651565         22,160
   1996            45.651565         53.439888         22,720
   1997            53.439888         62.460938         23,678
   1998            62.460938         65.316911         23,801
   1999            65.316911         77.441596         15,771


VAA MONEY MARKET


YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
   1990          $ 15.587258       $ 16.600960         66,701
   1991            16.600960         17.295517         53,715
   1992            17.295517         17.614815         40,163
   1993            17.614815         17.865828         32,193
   1994            17.865828         18.341334         33,908
   1995            18.341334         19.122749         26,823
   1996            19.122749         19.852565         19,326
   1997            19.852565         20.650358         17,640
   1998            20.650358         21.483279         24,712
   1999            21.483279         22.273016         19,340



VAB MONEY MARKET



YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
   1990          $ 15.599344       $ 16.613832         74,879
   1991            16.613832         17.308925         71,106
   1992            17.308925         17.628473         67,360
   1993            17.628473         17.879672         17,645
   1994            17.879672         18.355539         11,948
   1995            18.355539         19.137562          5,896
   1996            19.137562         19.867953          6,004
   1997            19.867953         20.666372          6,102
   1998            20.666372         21.499933          4,311
   1999            21.499933         22.290284          4,423


Form V-4820

VAA BOND


YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
   1990          $ 17.438080       $ 18.596379         43,782
   1991            18.596379         20.777538         38,147
   1992            20.777538         22.101548         40,781
   1993            22.101548         24.198199         33,461
   1994            24.198199         23.016849         32,609
   1995            23.016849         27.068171         30,431
   1996            27.068171         27.765946         26,417
   1997            27.765946         30.128230         19,546
   1998            30.128230         31.234606         18,756
   1999            31.234606         31.073387         18,331



VAB BOND



YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
   1990          $ 17.427516       $ 18.585115          5,481
   1991            18.585115         20.764956          4,532
   1992            20.764956         22.088165          4,261
   1993            22.088165         24.183549          3,921
   1994            24.183549         23.002903          3,679
   1995            23.002903         27.051775          3,601
   1996            27.051775         27.749128          3,122
   1997            27.749128         29.994642            723
   1998            29.994642         31.215693          2,869
   1999            31.215693         31.054566          2,902


VAA OMNI


YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
   1990          $ 17.425546       $ 17.565065        143,084
   1991            17.565065         20.526604        136,984
   1992            20.526604         22.049934        138,165
   1993            22.049934         24.613344        151,630
   1994            24.613344         24.217555        140,851
   1995            24.217555         29.404272        134,309
   1996            29.404272         33.604216        133,427
   1997            33.604216         39.270518        127,406
   1998            39.270518         40.603031        124,948
   1999            40.603031         44.721902        105,792



VAB OMNI



YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
   1990          $ 17.400912       $ 17.540233         46,036
   1991            17.540233         20.497592         46,892
   1992            20.497592         22.018769         48,792
   1993            22.018769         24.578556         53,581
   1994            24.578556         24.183329         52,580
   1995            24.183329         29.362718         53,357
   1996            29.362718         33.556721         53,263
   1997            33.556721         39.215015         52,426
   1998            39.215015         40.545640         24,611
   1999            40.545640         44.658692         20,370


Form V-4820

INTERNATIONAL



YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
-----------   -----------------   -------------   -----------   -----------
   1993*         $ 10.000000       $ 12.404596       36,879        1,427
   1994            12.404596         13.259582      103,976       13,999
   1995            13.259582         14.702847      112,362       17,006
   1996            14.702847         16.648702      116,301       18,085
   1997            16.648702         16.815772      100,572       15,613
   1998            16.815772         17.278635       78,452       12,488
   1999            17.278635         28.609795       63,487        8,563



CAPITAL APPRECIATION



YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
-----------   -----------------   -------------   -----------   -----------
   1995*         $ 10.000000       $ 11.370573        8,261          456
   1996            11.370573         13.018249       11,321          786
   1997            13.018249         14.832378       21,166        1,426
   1998            14.832378         15.538473       23,962        5,710
   1999            15.538473         16.361968       28,664        5,710



SMALL CAP



YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
-----------   -----------------   -------------   -----------   -----------
   1995*         $ 10.000000       $ 12.201273       16,139            0
   1996            12.201273         14.205207       21,891            0
   1997            14.205207         15.240569       21,377            0
   1998            15.240569         16.668731       27,574            0
   1999            16.668731         34.040041       47,967            0



INTERNATIONAL SMALL COMPANY



YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
-----------   -----------------   -------------   -----------   -----------
   1999*         $ 10.000000       $ 26.188124          231            0



CORE GROWTH



YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
-----------   -----------------   -------------   -----------   -----------
   1999*         $ 10.000000       $ 14.122842          783            0



GROWTH & INCOME



YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
-----------   -----------------   -------------   -----------   -----------
   1999*         $ 10.000000       $ 13.191296        1,630        1,878



CAPITAL GROWTH



YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
-----------   -----------------   -------------   -----------   -----------
   1999*         $ 10.000000       $ 14.195676          247            0



S&P 500 INDEX



YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
-----------   -----------------   -------------   -----------   -----------
   1999*         $ 10.000000       $ 11.093933        4,722            0


Form V-4820

BLUE CHIP



YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
-----------   -----------------   -------------   -----------   -----------
   1999*         $ 10.000000       $ 10.358691          699            0



GOLDMAN SACHS GROWTH AND INCOME



YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
-----------   -----------------   -------------   -----------   -----------
   1999*         $ 10.000000       $ 10.502077           81            0



GOLDMAN SACHS CORE U.S. EQUITY



YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
-----------   -----------------   -------------   -----------   -----------
   1999*         $ 10.000000       $ 10.924941            0        2,216



JANUS GROWTH



YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
-----------   -----------------   -------------   -----------   -----------
   1999*         $ 10.000000       $ 11.657335        7,707            0



JANUS WORLDWIDE GROWTH



YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
-----------   -----------------   -------------   -----------   -----------
   1999*         $ 10.000000       $ 13.225533        3,185            0



JANUS BALANCED



YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
-----------   -----------------   -------------   -----------   -----------
   1999*         $ 10.000000       $ 11.025619        9,739            0



STRONG MID CAP GROWTH II



YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT    VAA UNITS     VAB UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    END OF YEAR   END OF YEAR
-----------   -----------------   -------------   -----------   -----------
   1999*         $ 10.000000       $ 12.916791        1,510            0



* International fund was added April 30, 1993. Capital Appreciation and Small Cap funds were added March 31, 1995. International Small Company, Aggressive Growth, Core Growth, Growth & Income, Capital Growth, S&P 500 Index, Social Awareness, High Income Bond, Equity Income, Blue Chip, Dow Target 10, Dow Target 5, Goldman Sachs Growth and Income, Goldman Sachs CORE U.S. Equity, Goldman Sachs Capital Growth, Janus Growth, Janus Worldwide Growth, Janus Balanced, Lazard Small Cap, Lazard Emerging Markets, Morgan Stanley U.S. Real Estate, Strong Mid Cap Growth II, Strong Opportunity II and Strong Schafer Value II funds were made available under these contracts on November 1, 1999.



       INVESTAR VISION AND TOP SPECTRUM FLEXIBLE PAYMENT VARIABLE ANNUITY



EQUITY



YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
1997             $ 10.000000       $ 11.599062         82,440
1998               11.599062         12.093494        277,925
1999               12.093494         14.295961        239,130


Form V-4820

MONEY MARKET



YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
   1997          $ 10.000000       $ 10.388381         65,172
   1998            10.388381         10.796720        122,681
   1999           110.796720         11.182556        103,091



BOND



YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
   1997          $ 10.000000       $ 10.791393         12,183
   1998            10.791393         11.197447        126,324
   1999            11.197447         11.106666         85,725



OMNI



YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
   1997          $ 10.000000       $ 11.608584        102,587
   1998            11.608584         11.966933        300,484
   1999            11.966933         13.141868        258,876



INTERNATIONAL



YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
   1997          $ 10.000000       $ 10.114943         86,113
   1998            10.114943         10.362585        120,242
   1999            10.362585         17.107592         90,063



CAPITAL APPRECIATION



YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
   1997          $ 10.000000       $ 11.366198         93,956
   1998            11.366198         11.872017        210,773
   1999            11.872017         12.464184        168,262



SMALL CAP



YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
   1997          $ 10.000000       $ 10.854875         54,898
   1998            10.854875         11.836906        146,789
   1999            11.836906         24.101318        148,302



INTERNATIONAL SMALL COMPANY (GLOBAL CONTRARIAN)



YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
   1997          $ 10.000000       $ 11.036950         16,423
   1998            11.036950         11.268548         27,971
   1999            11.268548         23.172470         29,582



AGGRESSIVE GROWTH



YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
   1997          $ 10.000000       $ 11.150420         26,996
   1998            11.150420         11.858619         92,803
   1999            11.858619         12.368283         91,754


Form V-4820

S&P 500 INDEX



YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
   1998*         $ 10.000000       $ 11.452642        118,264
   1999            11.452642         14.189120        324,817



CORE GROWTH



YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
   1999*         $ 10.000000       $ 14.116011          1,003



GROWTH & INCOME



YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
   1999*         $ 10.000000       $ 14.870514            240



CAPITAL GROWTH



YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
   1999*         $ 10.000000       $ 30.942431          1,323



STRATEGIC INCOME



YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
   1997          $ 10.000000       $ 10.724151        100,248
   1998            10.724151         10.425769        179,803
   1999            10.425769          9.787698        109,609



FIRSTAR GROWTH & INCOME (STELLAR)



YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
   1997          $ 10.000000       $ 10.818421         56,527
   1998            10.818421         10.980827        122,557
   1999            10.980827         11.020029         99,834



RELATIVE VALUE



YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
   1997          $ 10.000000       $ 12.651115        250,298
   1998            12.651115         15.061199        663,668
   1999            15.061199         15.956711        630,191



EMERGING MARKETS



YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
   1997          $ 10.000000       $  9.788417         32,560
   1998             9.788417          6.030274         51,176
   1999             6.030274         11.482079         43,692



GOLDMAN SACHS CAPITAL GROWTH



YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
   1998*         $ 10.000000       $ 11.582489         36,645
   1999            11.582489         14.522089         55,854


Form V-4820

WORLDWIDE GROWTH


YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
   1998*         $ 10.000000       $ 10.308701         63,482
   1999            10.308701         16.718939        141,812



BALANCED SUBACCOUNT



YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
  1998*          $ 10.000000       $ 11.955678        142,767
   1999            11.955678         14.945572        401,500



GOLDMAN SACHS CORE U.S. EQUITY



YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
   1999*         $ 10.000000       $ 12.485861          9,482



JANUS GROWTH



YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
   1999*         $ 10.000000       $ 16.412037         14,331



MORGAN STANLEY U.S. REAL ESTATE



YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
   1999*         $ 10.000000       $  8.687826          3,270



STRONG MID CAP GROWTH II



YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
   1999*         $ 10.000000       $ 21.584486          1,645



STRONG OPPORTUNITY II



YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
   1999*         $ 10.000000       $ 12.694022            118



* S&P 500 Index, Goldman Sachs Capital Growth, Janus Worldwide Growth and Janus Balanced funds were made available under these contracts May 1, 1998. Core Growth, Growth & Income, Capital Growth, Social Awareness, High Income Bond, Equity Income, Blue Chip, Dow Target 10, Dow Target 5, Goldman Sachs, CORE U.S. Equity, Goldman Sachs Growth and Income, Janus Growth, Lazard Small Cap, Morgan Stanley U.S. Real Estate, Strong Mid Cap Growth II, Strong Opportunity II and Strong Schafer Value II funds were made available under these contracts on November 1, 1999.


Form V-4820

APPENDIX A

                            IRA DISCLOSURE STATEMENT

This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your Roth IRA, your simplified employee pension IRA (SEPP-IRA) for employer contributions, your Savings Incentive Match Plan for Employees (SIMPLE) IRA, or to one you purchase for your spouse. You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service.

FREE LOOK PERIOD

The annuity contract offered by this prospectus gives you the opportunity to return the contract for a full refund within 20 days after it is delivered. To exercise this "free-look" provision write or call the address shown below:

The Ohio National Life Insurance Company
Variable Annuity Administration
P. O. Box 2669
Cincinnati, Ohio 45201
Telephone: 1-800-366-6654 -- 8:30 a.m. - 4:30 p.m. (Eastern time zone)

ELIGIBILITY REQUIREMENTS

IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.

CONTRIBUTIONS AND DEDUCTIONS

Contributions to your IRA will be deductible if you are not an "active participant" in an employer maintained qualified retirement plan or you have Adjusted Gross Income which does not exceed the "applicable dollar limit." IRA (or SEPP-IRA) contributions must be made by no later than the time you file your income tax return for that year. For a single taxpayer, the applicable dollar limitation is $30,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $30,000-$40,000. For married couples filing jointly, the applicable dollar limitation is $50,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $50,000-$60,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $40,000 for individuals and $60,000 for married couples filing jointly.

Contributions made by your employer to your SEPP-IRA are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEPP-IRA will be entitled to elect to have their employer make contributions to their SEPP-IRA on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee's behalf to the SEPP, those funds are not treated as current taxable income to the employee. Elective deferrals under a SEPP-IRA are subject to an inflation-adjusted limit which is $10,000 for 1998. Salary-reduction SEPP-IRAs (also called "SARSEPs") are available only if at least 50% of the employees elect to have amounts contributed to the SEPP-IRA and if the employer has 25 or fewer employees at all times during the preceding year. New salary reduction SEPPs may not be established after 1996.

The IRA maximum annual contribution and your tax deduction is limited to the lesser of: (1) $2,000 or (2) 100% of your earned compensation. Contributions in excess of the deduction limits may be subject to penalty. See below.

Form V-4820

Under a SEPP-IRA agreement, the maximum annual contribution which your employer may make on your behalf to a SEPP-IRA contract which is excludable from your income is the lesser of 15% of your salary or $24,000. An employee who is a participant in a SEPP-IRA agreement may make after-tax contributions to the SEPP-IRA contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the deductibility rules described above.

The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $2,000 or (2) 100% of taxable alimony.

If you or your employer should contribute more than the maximum contribution amount to your IRA or SEPP-IRA, the excess amount will be considered an "excess contribution." You are permitted to withdraw an excess contribution from your IRA or SEPP-IRA before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.

Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year. (See Premature Distributions for penalties imposed on withdrawal when the contribution exceeds $2,200).

IRA FOR NON-WORKING SPOUSE

If you establish an IRA for yourself, you may also be eligible to establish an IRA for your "non-working" spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to $2,000 each may be made to your IRA and the spousal IRA if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRA's; (ii) $4,000; or (iii) 100% of your combined gross income.

Contributions in excess of the contribution limits may be subject to penalty. See above under "Contributions and Deductions". If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.

Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

ROLLOVER CONTRIBUTION

Once every year, you are permitted to withdraw any portion of the value of your IRA or SEPP-IRA and reinvest it in another IRA or bond. Withdrawals may also be made from other IRAs and contributed to this contract. This transfer of funds from one IRA to another is called a "rollover" IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You will not be allowed a tax-deduction for the amount of any rollover contribution.

A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. Unless you were a self-employed participant in the distributing plan, you may later rollover such a contribution to another qualified retirement plan as long as you have not mixed it with IRA (or SEPP-IRA) contributions you have deducted from your income. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)

Form V-4820

PREMATURE DISTRIBUTIONS

At no time can your interest in your IRA or SEPP-IRA be forfeited. To insure that your contributions will be used for your retirement, the federal tax law does not permit you to use your IRA or SEPP-IRA as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA or SEPP-IRA to anyone. Use of an IRA (or SEPP-IRA) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% penalty tax if you are not at least age 59 1/2 or totally disabled unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.

The 10% penalty tax does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59 1/2 or are disabled.

DISTRIBUTION AT RETIREMENT

Once you have attained age 59 1/2 (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEPP-IRA) regardless of when you actually retire. You may elect to receive the distribution in either one sum or under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them.

INADEQUATE DISTRIBUTIONS -- 50% TAX

Your IRA or SEPP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70 1/2 or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments must be sufficient to pay out the entire value of your IRA during your life expectancy (or over the joint life expectancies of you and your spouse). If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

DEATH BENEFITS

If you, (or your surviving spouse) die before receiving the entire value of your IRA (or SEPP-IRA), the remaining interest must be distributed to your beneficiary (or your surviving spouse's beneficiary) in one lump-sum within 5 years of death, or applied to purchase an immediate annuity for the beneficiary. This annuity must be payable over the life expectancy of the beneficiary beginning within one year after your or your spouse's death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun, the entire amount must be distributed at least as rapidly as if the owner had survived. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.

ROTH IRAS

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Contributions may be made to a Roth IRA by taxpayers with adjusted gross incomes of less than $160,000 for married individuals filing jointly and less than $100,000 for single individuals. Married individuals filing separately are not eligible to contribute to a Roth IRA. The maximum amount of contributions allowable for any taxable year to all Roth IRAs maintained by an individual is generally the lesser of $2,000 and 100% of compensation for that year (the $2,000 limit is phased out for incomes between $150,000 and $160,000 for married and between $95,000 and $110,000 for singles). The contribution limit is reduced by the amount of any contributions made to a non-Roth IRA. Contributions to a Roth IRA are not deductible.

Form V-4820

For taxpayers with adjusted gross income of $100,000 or less, all or part of amounts in a non-Roth IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be includable in the taxpayer's gross income. If such a rollover, transfer or conversion occurred before 1/1/99, the portion of the amount includable in gross income must be included in income ratably over the next four years beginning with the year in which the transaction occurred. Provided a rollover contribution meets the requirements for IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.

UNDER SOME CIRCUMSTANCES, IT MAY NOT BE ADVISABLE TO ROLL OVER, TRANSFER OR CONVERT ALL OR PART OF A NON-ROTH IRA TO A ROTH IRA. PERSONS CONSIDERING A ROLLOVER, TRANSFER OR CONVERSION SHOULD CONSULT THEIR OWN TAX ADVISOR.

"Qualified distributions" from a Roth IRA are excludable from gross income. A "qualified distribution" is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2;
(b) after the owner's death; (c) due to the owner's disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer or conversion was made from a non-Roth IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a non-Roth IRA.

Distributions from a Roth IRA need not commence at age 70 1/2. However, if the owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the contract must be distributed by December 31 of the calendar year containing the fifth anniversary of the owner's death subject to certain exceptions.

PROTOTYPE STATUS

The Internal Revenue Service has been requested to review the format of your SEPP, and to issue an opinion letter to Ohio National Life stating that your IRA qualifies as a prototype SEPP.

REPORTING TO THE IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for under payments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

Form V-4820

                    ILLUSTRATION OF IRA FIXED ACCUMULATIONS

                        AGE 60                          AGE 65                          AGE 70
                      GUARANTEED                      GUARANTEED                      GUARANTEED
                    SURRENDER VALUE                 SURRENDER VALUE                 SURRENDER VALUE
             -----------------------------   -----------------------------   -----------------------------
                                $2,000                          $2,000                          $2,000
                $1,000         ONE TIME         $1,000         ONE TIME         $1,000         ONE TIME
 CONTRACT       ANNUAL         LUMP SUM         ANNUAL         LUMP SUM         ANNUAL         LUMP SUM
ANNIVERSARY  CONTRIBUTIONS   CONTRIBUTION    CONTRIBUTIONS   CONTRIBUTION    CONTRIBUTIONS   CONTRIBUTION
-----------  -------------   -------------   -------------   -------------   -------------   -------------
     1         $    933        $  1,895        $    933        $  1,895        $    933        $  1,895
     2            1,917           1,955           1,917           1,955           1,917           1,955
     3            2,933           2,006           2,933           2,006           2,933           2,006
     4            3,990           2,058           3,990           2,058           3,990           2,058
     5            5,089           2,116           5,089           2,116           5,089           2,116
     6            6,234           2,177           6,234           2,177           6,234           2,177
     7            7,435           2,240           7,435           2,240           7,435           2,240
     8            8,686           2,306           8,686           2,306           8,868           2,306
     9           10,069           2,529          10,069           2,529          10,069           2,529
    10           11,506           2,600          11,506           2,600          11,506           2,600
    15           19,604           3,001          19,604           3,001          19,604           3,001
    20           29,456           3,489          29,456           3,489          29,456           3,489
    25           41,442           4,082          41,442           4,082          41,442           4,082
    30           56,026           4,804          56,026           4,804          56,026           4,804
    35           73,769           5,683          73,769           5,683          73,769           5,683
    40           95,356           6,751          95,356           6,751          95,356           6,751
    45          121,620           8,051         121,620           8,051         121,620           8,051
    50          153,574           9,633         153,574           9,633         153,574           9,633
    55          192,451          11,558         192,451          11,558         192,451          11,558
    60          239,751          13,900         239,751          13,900         239,751          13,900
    65                                          297,298          16,748         297,298          16,748
    70                                          367,313          20,215         367,313          20,215

- Guaranteed Interest Rate: 3.25% is applicable to each contract anniversary.

- The Surrender Value is the Accumulation Values less the Contingent Deferred Sales Charge.

Form V-4820

        STATEMENT OF ADDITIONAL INFORMATION CONTENTS
Custodian
Independent Certified Public Accountants
Underwriter
Calculation of Money Market Yield
Total Return
Loans under Tax-Sheltered Annuities (VAA only)
Financial Statements for Ohio National Life and VAA or VAB


Form V-4820

                                     PART B


                       STATEMENT OF ADDITIONAL INFORMATION

                        OHIO NATIONAL VARIABLE ACCOUNT A
                                       AND
                        OHIO NATIONAL VARIABLE ACCOUNT B
                                       OF
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY

                                One Financial Way
                             Montgomery, Ohio 45242
                            Telephone (513) 794-6514


                       STATEMENT OF ADDITIONAL INFORMATION


                                  May 1, 2000

This Statement of Additional Information is not a prospectus. Read it along with the prospectus for Ohio National Variable Accounts A and B ("VAA" and "VAB") flexible purchase payment individual variable annuity contracts dated May 1, 2000. To get a free copy of the prospectus for VAA and VAB, write or call us at the above address.



                                Table of Contents


          Custodian .........................................................................   2
          Independent Certified Public Accountants ..........................................   2
          Underwriter .......................................................................   2
          Calculation of Money Market Yield .................................................   3
          Total Return ......................................................................   3
          Loans Under Tax-sheltered Annuities ...............................................   4
          Financial Statements ..............................................................   6






                                "TOP TRADITION"

CUSTODIAN

We have a custody agreement with Firstar Bank, N.A., Cincinnati, Ohio, under which Firstar holds custody of VAA's and VAB's assets. The agreement provides for Firstar to purchase Fund shares at their net asset value determined as of the end of the valuation period during which we receive the deposit. At our instruction, Firstar redeems the Fund shares held by VAA and VAB at their net asset value determined as of the end of the valuation period during which we receive or make a redemption request. In addition, Firstar keeps appropriate records of all of VAA's and VAB's transactions in Fund shares.

The custody agreement requires Firstar to always have aggregate capital, surplus and undivided profit of not less than $2 million. It does not allow Firstar to resign until (a) a successor custodian bank having the above qualifications has agreed to serve as custodian, or (b) VAA and VAB have been completely liquidated and the liquidation proceeds properly distributed. Subject to these conditions, the custody agreement may be terminated by either us or Firstar upon sixty days written notice. We pay Firstar a fee for its services as custodian.


INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS


The financial statements of VAA and VAB as of December 31, 1999 and for the periods indicated and our consolidated financial statements as of December 31, 1999 and 1998 and for the periods indicated have been included or incorporated by reference in reliance upon the reports of KPMG LLP, independent certified public accountants, also appearing herein, and upon that firm's authority as experts in accounting and auditing.


UNDERWRITER

We offer the contracts continuously. Before May 1, 1997, The O. N. Equity Sales Company ("ONESCO"), a wholly-owned subsidiary of ours, was the principal underwriter of the contracts. Since May 1, 1997, the principal underwriter has been Ohio National Equities, Inc. ("ONEQ"), another wholly-owned subsidiary of ours. The aggregate amount of commissions paid to ONESCO and ONEQ for contracts issued by VAA, and the amounts retained by ONESCO and ONEQ, for each of the last three years have been:


                              ONESCO                ONEQ               ONESCO              ONEQ
                             Aggregate            Aggregate           Retained           Retained
Year                        Commissions          Commissions        Commissions        Commissions
----                        -----------          -----------        -----------        -----------
1999                           None             $14,608,378             None           $2,619,496
1998                           None               6,658,441             None              827,720
1997                        $  903,146            2,997,646           $ 89,572            297,299


For contracts issued by VAB, those amounts have been:


                              ONESCO                ONEQ               ONESCO              ONEQ
                             Aggregate            Aggregate           Retained           Retained
Year                        Commissions          Commissions        Commissions        Commissions
----                        -----------          -----------        -----------        -----------
1999                           None               $  554,994             None            $ 99,518
1998                           None                  934,575            None              116,178
1997                        $  330,599             1,097,297          $ 32,788            108,827



CALCULATION OF MONEY MARKET YIELD


The annualized current yield of the Money Market subaccount for the seven days ended on December 31, 1999, was 4.62%. This was calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Money Market accumulation unit at the beginning of the seven-day period, dividing the net change in value by the beginning value to obtain the seven-day return, and multiplying the difference by 365/7. The result is rounded to the nearest hundredth of one percent.


TOTAL RETURN

The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

                                         n
                                 P(1 + T)  = ERV

      where: P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).

We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.

In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts (September 10, 1984). This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund. Note that, for purposes of these calculations, we convert the $30 annual contract administration charge to an annual percentage charge of 0.10%. This is based upon an average contract value of $30,000. The actual effect that the contract administration charge would have on total returns would be less than that percentage for contracts having a higher value and greater than that for contracts having a lower value.

The average annual total returns for the contracts from the inception of each Fund and for the one-, five- and ten-year periods ending on December 31, 1999 (assuming surrender of the contract then) are as follows:

                                                                                                           Returns        Fund
                                               One        Five            Ten            From Fund         in VAA*        Inception
                                               Year       Years          Years           Inception         and VAB*       Date
                                               ----       -----          -----           ---------         --------       ---------
Ohio National Fund:
     Money Market                              3.88%       4.17%          3.84%             5.92%            5.92%        3-20-80
     Equity                                   18.56%      16.37%         11.13%             9.96%            9.96%        1-14-71
     Bond                                     (0.52%)      6.19%          5.95%             6.83%            6.83%        11-2-82
     Omni                                     10.14%      13.05%          9.88%            10.28%           10.28%        9-10-84
     S&P 500 Index                            24.26%        N/A            N/A             27.76%           27.76%         1-3-97
     International                            65.58%      16.63%           N/A             17.08%           17.08%        4-30-93
     International Small Company             106.25%        N/A            N/A             24.14%           24.14%        3-31-95
     Capital Appreciation                      5.30%      11.78%           N/A             11.03%           11.03%         5-1-94
     Small Cap                               104.21%      29.70%           N/A             29.95%           29.95%         5-1-94
     Aggressive Growth                         4.61%        N/A            N/A              9.77%            9.77%        3-31-95
     Core Growth                             102.72%        N/A            N/A             27.95%           27.95%         1-3-97
     Growth & Income                          60.48%        N/A            N/A             32.01%           32.01%         1-3-97
     Capital Growth                          199.09%        N/A            N/A            104.69%          104.69%         5-1-98
     Social Awareness                         16.41%        N/A            N/A              3.55%            3.55%         1-3-97
     High Income Bond                          0.84%        N/A            N/A             (0.06%)          (0.06%)        5-1-98
     Equity Income                            17.29%        N/A            N/A             14.17%           14.17%         5-1-98
     Blue Chip                                 4.71%        N/A            N/A              3.99%            3.99%         5-1-98

Goldman Sachs Variable:
     G.S. Growth & Income                      4.26%        N/A            N/A              4.38%           (3.56%)        1-2-98
     G.S. CORE U.S. Equity                    22.95%        N/A            N/A             19.50%           15.85%         1-2-98
     G.S. Capital Growth                      25.75%        N/A            N/A             23.18%           24.61%         1-2-98

Janus Aspen Series:
     Growth                                   42.43%      28.47%           N/A             22.94%           36.51%        9-13-93
     Worldwide Growth                         62.66%      32.15%           N/A             28.31%           39.60%        9-13-93
     Balanced                                 25.38%      23.33%           N/A             19.32%           26.91%        9-13-93

Lazard Retirement Series:
     Small Cap                                 3.69%        N/A            N/A             (1.09%)           3.72%        11-4-97
     Emerging Markets                         47.61%        N/A            N/A              3.14%           41.46%        11-4-97

Strong Variable Insurance:
     Mid Cap Growth II                        87.82%        N/A            N/A             44.66%           60.89%       12-31-96
     Opportunity II                           33.44%      21.77%           N/A             19.02%           17.01%         5-8-92
     Schafer Value II                         (3.92%)       N/A            N/A             (1.78%)          (4.82%)      10-10-97

*The "Returns in VAA and VAB" are the standardized total returns from the time these Funds were added to VAA or VAB through December 31, 1999. The Goldman Sachs Variable, Janus Aspen Series, and Strong Variable Insurance Funds were added May 1, 1998. The Lazard Retirement Series Funds were added May 1, 1999.





LOANS UNDER TAX-SHELTERED ANNUITIES

Contracts issued as tax-sheltered annuities under plans qualifying under Section 403(b) of the Code, and allowing for voluntary contributions only, are eligible for loans secured by a security interest in the contract. A loan must be for at least $1,000 and may only be made from the Guaranteed Account. The loan amount is limited by the maximum loan formula described in your contract.

We charge an annual effective rate of interest up to 7%. You must generally repay your loans within 5 years (or 20 years if you use the loan to purchase your primary home).

The amount of the death benefit, the amount payable on a full surrender and the amount that will be applied to provide an annuity will all be reduced by your loan balance, including accrued interest.

                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                          (a wholly owned subsidiary of
                     Ohio National Financial Services, Inc.)

                        Consolidated Financial Statements

                           December 31, 1999 and 1998

                    With Independent Auditors' Report Thereon

                          INDEPENDENT AUDITORS' REPORT



     The Board of Directors
     The Ohio National Life Insurance Company:


     We have audited the accompanying consolidated balance sheets of The Ohio National Life Insurance Company (a wholly owned subsidiary of Ohio National Financial Services, Inc.) and subsidiaries (the Company) as of December 31, 1999 and 1998, and the related consolidated statements of income, equity and cash flows for each of the years in the three-year period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Ohio National Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1999, in conformity with generally accepted accounting principles.



                                            /s/ KPMG LLP


     Cincinnati, Ohio
     January 28, 2000

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                           Consolidated Balance Sheets

                           December 31, 1999 and 1998

                      (in thousands, except share amounts)

                                 ASSETS                                                    1999               1998
                                                                                        ----------          ---------
Investments (notes 5, 9 and 10):
    Securities available-for-sale, at fair value:
      Fixed maturities                                                                  $2,644,846          2,834,274
      Equity securities                                                                     71,640             90,207
    Fixed maturities held-to-maturity, at amortized cost                                   829,214            749,528
    Mortgage loans on real estate, net                                                   1,274,156          1,245,180
    Real estate, net                                                                         9,472              8,724
    Policy loans                                                                           162,078            157,555
    Other long-term investments                                                             56,832             41,697
    Short-term investments                                                                 139,341            106,627
                                                                                        ----------          ---------
              Total investments                                                          5,187,579          5,233,792

Cash                                                                                         9,411             11,300
Accrued investment income                                                                   66,323             64,396
Deferred policy acquisition costs                                                          374,359            275,119
Reinsurance recoverable                                                                     95,291             78,265
Other assets                                                                                43,802             44,074
Assets held in Separate Accounts                                                         1,741,620          1,154,576
                                                                                        ----------          ---------
              Total assets                                                              $7,518,385          6,861,522
                                                                                        ==========          =========

                          LIABILITIES AND EQUITY

Future policy benefits and claims (note 6)                                              $4,806,594          4,643,507
Policyholders' dividend accumulations                                                       60,827             73,782
Other policyholder funds                                                                    18,030             17,260
Note payable (net of unamortized discount of $679 in 1999
    and $722 in 1998) (note 7)                                                              84,321             84,278
Federal income taxes (note 8):
    Current                                                                                 12,834             21,383
    Deferred                                                                                12,105             67,828
Other liabilities                                                                          148,245            137,827
Liabilities related to Separate Accounts                                                 1,718,864          1,107,049
                                                                                        ----------          ---------
              Total liabilities                                                         $6,861,820          6,152,914
                                                                                        ----------          ---------
Equity (notes 3 and 12):
    Class A Common stock, $1 par value. 10,000,000 authorized,
      issued and outstanding                                                                10,000             10,000
    Accumulated other comprehensive income                                                   6,245            107,444
    Retained earnings                                                                      640,320            591,164
                                                                                        ----------          ---------
              Total equity                                                                 656,565            708,608
Commitments and contingencies (notes 10 and 14)
                                                                                        ----------          ---------
              Total liabilities and equity                                              $7,518,385          6,861,522
                                                                                        ==========          =========


See accompanying notes to consolidated financial statements.

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                        Consolidated Statements of Income

                  Years ended December 31, 1999, 1998 and 1997

                                 (in thousands)

                                                                  1999              1998               1997
                                                                --------          --------           --------
Revenues:
     Traditional life insurance premiums                        $131,279           121,900            117,960
     Accident and health insurance premiums                       25,530            25,183             23,921
     Annuity premiums and charges                                 36,931            32,280             34,187
     Universal life policy charges                                66,189            59,743             50,991
     Net investment income (note 5)                              414,147           394,825            386,693
     Net realized gains on investments (note 5)                   26,484             1,903             12,500
     Other income                                                 14,527            13,160             12,804
                                                                --------          --------           --------

                                                                 715,087           648,994            639,056
                                                                --------          --------           --------

Benefits and expenses:
     Benefits and claims                                         415,907           400,662            391,906
     Provision for policyholders' dividends on
        participating policies (note 12)                          27,582            27,659             25,332
     Amortization of deferred policy acquisition costs            29,124            23,240             22,122
     Other operating costs and expenses                           92,096            91,522             94,870
                                                                --------          --------           --------

                                                                 564,709           543,083            534,230
                                                                --------          --------           --------

              Income before Federal income taxes                 150,378           105,911            104,826
                                                                --------          --------           --------

Federal income taxes (note 8):
     Current expense                                              43,334            40,337             41,564
     Deferred expense (benefit)                                    7,888            (2,301)            (3,825)
                                                                --------          --------           --------

                                                                  51,222            38,036             37,739
                                                                --------          --------           --------

              Net income                                        $ 99,156            67,875             67,087
                                                                ========          ========           ========


See accompanying notes to consolidated financial statements.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                        Consolidated Statements of Equity

                  Years ended December 31, 1999, 1998 and 1997

                                 (in thousands)

                                                                     ACCUMULATED
                                                                        OTHER
                                                             COMMON  COMPREHENSIVE   RETAINED     TOTAL
                                                             STOCK      INCOME       EARNINGS     EQUITY
                                                           --------   ----------     --------    ---------
1997:
    Balance, beginning of year                             $     --       46,807      468,202      515,009
    Comprehensive income:
      Net income                                                 --           --       67,087       67,087
      Other comprehensive income (note 4)                        --       56,149           --       56,149
                                                                                                  --------
    Total comprehensive income                                                                     123,236
                                                           --------     --------     --------     --------

    Balance, end of year                                   $     --      102,956      535,289      638,245
                                                           ========     ========     ========     ========

1998:
    Balance, beginning of year                             $     --      102,956      535,289      638,245
    Stock issuance                                           10,000           --      (10,000)          --
    Dividends paid                                               --           --       (2,000)      (2,000)
    Comprehensive income:
      Net income                                                 --           --       67,875       67,875
      Other comprehensive income (note 4)                        --        4,488           --        4,488
                                                                                                  --------
    Total comprehensive income                                                                      72,363
                                                           --------     --------    ---------     --------

    Balance, end of year                                   $ 10,000      107,444      591,164      708,608
                                                           ========     ========    =========     ========

1999:
    Balance, beginning of year                             $ 10,000      107,444      591,164      698,608
    Dividends paid                                               --           --      (50,000)     (50,000)
    Comprehensive income:
      Net income                                                 --           --       99,156       99,156
      Other comprehensive loss (note 4)                          --     (101,199)          --     (101,199)
                                                                                                  ---------
    Total comprehensive loss                                                                        (2,043)
                                                           --------     --------    ---------     --------

    Balance, end of year                                   $ 10,000        6,245      640,320      656,565
                                                           ========     ========    =========     ========


See accompanying notes to consolidated financial statements.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                  Years ended December 31, 1999, 1998 and 1997

                                 (in thousands)

                                                                               1999                  1998                 1997
                                                                            -----------           ----------           ----------
Cash flows from operating activities:
    Net income                                                              $    99,156               67,875               67,087
    Adjustments to reconcile net income to net cash
      provided by operating activities:
         Capitalization of deferred policy acquisition costs                    (63,521)             (55,200)             (48,507)
         Amortization of deferred policy acquisition costs                       29,124               23,240               22,122
         Amortization and depreciation                                              (75)                (289)               4,342
         Realized gains on invested assets, net                                 (26,484)              (1,903)             (12,500)
         Deferred Federal income tax expense (benefit)                            7,888               (2,301)              (3,825)
         Increase in accrued investment income                                   (1,927)                (317)              (1,740)
         Increase in other assets                                               (22,392)             (19,113)             (15,401)
         Net (decrease) increase in separate accounts                            24,770              (18,279)             (16,011)
         Increase in policyholder account balances                               56,409               50,834               40,843
         (Decrease) increase in policyholders' dividend
           accumulations and other funds                                        (12,185)              11,550                 (243)
         (Decrease) increase in current Federal income tax payable               (8,549)               8,662               (2,149)
         Increase in other liabilities                                           14,965               18,855                6,484
         Other, net                                                              (3,875)             (14,355)               4,656
                                                                            -----------           ----------           ----------

                Net cash provided by operating activities                        93,304               69,259               45,158
                                                                            -----------           ----------           ----------

Cash flows from investing activities:
    Proceeds from maturity of fixed maturities available-for-sale                18,206               11,167              298,686
    Proceeds from sale of fixed maturities available-for-sale                   295,806              202,694               51,770
    Proceeds from sale of equity securities                                      30,312                9,603                4,996
    Proceeds from maturity of fixed maturities held-to-maturity                  86,335              115,577               75,530
    Proceeds from repayment of mortgage loans on real estate                    183,514              198,464              180,745
    Proceeds from sale of real estate                                               962               15,906               19,078
    Cost of fixed maturities available-for-sale acquired                       (354,722)            (345,266)            (367,027)
    Cost of equity securities acquired                                           (5,001)              (8,197)              (7,205)
    Cost of fixed maturities held-to-maturity acquired                         (162,049)            (134,965)            (110,982)
    Cost of mortgage loans on real estate acquired                             (207,587)            (212,924)            (321,914)
    Cost of real estate acquired                                                   (550)                (846)              (1,310)
    Change in policy loans, net                                                  (4,523)              (4,207)                (620)
    Change in other assets, net                                                     140                5,253                  312
                                                                            -----------           ----------           ----------

                Net cash used in investing activities                          (119,157)            (147,741)            (177,941)
                                                                            -----------           ----------           ----------

Cash flows from financing activities:
    Universal life and investment product account deposits                    1,221,353            1,076,011            1,000,919
    Universal life and investment product account withdrawals                (1,114,675)            (928,812)            (884,395)
    Dividends to shareholder                                                    (50,000)              (2,000)                  --
    Other, net                                                                       --               (3,361)                  80
                                                                            -----------           ----------           ----------

                Net cash provided by financing activities                        56,678              141,838              116,604
                                                                            -----------           ----------           ----------

Net increase (decrease) in cash and cash equivalents                             30,825               63,356              (16,179)

Cash and cash equivalents, beginning of year                                    117,927               54,571               70,750
                                                                            -----------           ----------           ----------

Cash and cash equivalents, end of year                                      $   148,752              117,927               54,571
                                                                            ===========           ==========           ==========

See accompanying notes to consolidated financial statements.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998 and 1997

                                 (in thousands)


  (1)   ORGANIZATION, CONSOLIDATION POLICY AND BUSINESS DESCRIPTION

        The Ohio National Life Insurance Company (ONLIC) is a stock life insurance company. Ohio National Life Assurance Corporation (ONLAC) is a wholly owned stock life insurance subsidiary included in the consolidated financial statements. ONLIC and its subsidiaries are collectively referred to as the "Company". All significant intercompany accounts and transactions have been eliminated in consolidation.

        On February 12, 1998, ONLIC's Board of Directors approved a plan of reorganization for the Company under the provision of Sections 3913.25 to 3913.38 of the Ohio Revised Code relating to mutual insurance holding companies. The plan of reorganization was approved by the Company's policyholders and by the Ohio Department of Insurance and became effective on August 1, 1998 (Effective Date). As part of the reorganization (see footnote (1)(k)), ONLIC became a stock company 100% owned by Ohio National Financial Services, Inc. (ONFS). ONFS is 100% owned by Ohio National Mutual Holdings, Inc. (ONMH), an Ohio mutual holding company.

        ONLIC and ONLAC are life and health insurers licensed in 47 states, the District of Columbia and Puerto Rico. The Company offers a full range of life, health and annuity products through exclusive agents and other distribution channels and is subject to competition from other insurers throughout the United States. The Company is subject to regulation by the Insurance Departments of states in which it is licensed and undergoes periodic examinations by those departments.

        The following is a description of the most significant risks facing life and health insurers and how the Company mitigates those risks:

              LEGAL/REGULATORY RISK is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to reduce insurer profits, new legal theories or insurance company insolvencies through guaranty fund assessments may create costs for the insurer beyond those recorded in the consolidated financial statements. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

              CREDIT RISK is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining sound reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998 and 1997

                                 (in thousands)



              INTEREST RATE RISK is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

  (2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which differ from statutory accounting practices prescribed or permitted by regulatory authorities (see Note 3).

        (a)   VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES

              Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred Federal income tax, reported as a separate component of equity that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no securities classified as trading.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired as of the balance sheet date are placed on non-accrual status and written down to the fair value of the existing property to derive a new cost basis. Cash receipts on non-accrual status mortgage loans on real estate are included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification, net of associated deferred acquisition costs and capital gains expenses. Any capital gains occurring in the Closed Block portfolio are offset by increases in the deferred policyholder obligation for that group of policies. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998 and 1997

                                 (in thousands)


        (c)   REVENUES AND BENEFITS

              Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life, limited-payment life, term life and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due and collected. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

              Universal life products include universal life, variable universal life and other interest-sensitive life insurance policies. Investment products consist primarily of individual and group deferred annuities, annuities without life contingencies and guaranteed investment contracts. Revenues for universal life and investment products consist of net investment income and cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs and interest credited to policy account balances.

              Accident and health insurance premiums are recognized as revenue in accordance with the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred.

        (c)   DEFERRED POLICY ACQUISITION COSTS

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable agency expenses have been deferred. For traditional non-participating life insurance products, these deferred acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. For participating life insurance products, deferred policy acquisition costs are being amortized in proportion to gross margins of the related policies. Gross margins are determined for each issue year and are equal to premiums plus investment income less death claims, surrender benefits, administrative costs, expected policyholder dividends, and the increase in reserve for future policy benefits. For universal life and investment products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of the estimated future gross profits from projected interest margins, cost of insurance, policy administration and surrender charges. Deferred policy acquisition costs for participating life and universal life business are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale (see note 2(a)).

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998 and 1997

                                 (in thousands)


        (d)   SEPARATE ACCOUNTS

              Separate Account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed. Amounts provided by the Company to establish Separate Account investment portfolios, seed money, are not included in Separate Account liabilities.

        (e)   FUTURE POLICY BENEFITS

              Future policy benefits for traditional life have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities (see note 6).

              Future policy benefits for annuity policies in the accumulation phase, universal life and variable universal life policies have been calculated based on participants' aggregate account values.

        (f)   PARTICIPATING BUSINESS

              Participating business represents approximately 39% of the Company's ordinary life insurance in force in 1999. In 1998 and 1997, participating business represented approximately 41% and 42%, respectively, of the Company's ordinary life insurance in force. The provision for policyholder dividends is based on current dividend scales. Future dividends are provided for in future policy benefits based on dividend scales in effect as of December 31, 1999.

        (g)   REINSURANCE CEDED

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

        (h)   FEDERAL INCOME TAX

              The Company is included as part of the consolidated Federal income tax return of its ultimate parent, OHMH. The Company uses the asset and liability method of accounting for income tax. Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998 and 1997

                                 (in thousands)


        (i)   CASH EQUIVALENTS

              For purposes of the consolidated statements of cash flows, the Company considers all short-term investments with original maturities of three months or less to be cash equivalents.

        (j)   USE OF ESTIMATES

              In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

              The estimates susceptible to significant change are those used in determining deferred policy acquisition costs, the liability for future policy benefits and claims, contingencies, and those used in determining valuation allowances for mortgage loans on real estate and real estate. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

        (k)   CLOSED BLOCK

              The Reorganization contained an arrangement, known as a closed block (the Closed Block), to provide for dividends on policies that were in force on the Effective Date and were within classes of individual policies for which the Company had a dividend scale in effect at the time of the Reorganization. The Closed Block was designed to give reasonable assurance to owners of affected policies that assets will be available to support such policies, including maintaining dividend scales in effect at the time of the Reorganization, if the experience underlying such scales continues. The assets, including revenue therefrom, allocated to the Closed Block will accrue solely to the benefit of the owners of policies included in the Closed Block until the Closed Block is no longer in effect. The Company will not be required to support the payment of dividends on Closed Block policies from its general funds.

              The financial information of the Closed Block, while prepared on a GAAP basis, reflects its contractual provisions and not its actual results of operations and financial position. Many expenses related to the Closed Block operations are charges to operations outside of the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998 and 1997

                                 (in thousands)


Summarized financial information of the Closed Block as of and for the year ended December 31, 1999 is as follow:


Closed Block assets:
      Fixed maturity securities available-for-sale,
        at fair value (amortized cost of $238,405)                              $234,150
      Fixed maturity securities held-to-maturity,
        at amortized cost                                                         72,826
      Short-term investments, at fair value                                       10,583
      Mortgage loans on real estate, net                                          93,698
      Policy loans                                                               115,932
      Accrued investment income                                                    6,101
      Other assets                                                                 3,054
      Reinsurance recoverable                                                      1,979
      Deferred policy acquisition costs                                           90,455
                                                                                --------

                                                                                $628,778
                                                                                ========
Closed Block liabilities:
      Future policy benefits and claims                                         $695,540
      Other policyowner funds                                                      3,768
      Policyholders' dividend accumulations                                       16,345
                                                                                --------

                                                                                $715,653
                                                                                ========
Closed Block revenues and expenses:
      Traditional life insurance premiums                                       $ 74,269
      Net investment income                                                       44,230
      Net realized gains on investments                                               33
      Other expense                                                                  (74)
      Benefits and claims                                                        (71,806)
      Amortization of deferred acquisition costs                                  (4,433)
      Other operating costs and expenses                                          (5,100)
      Provision for policyholders' dividends on participating policies           (26,608)
                                                                                --------

               Income before Federal income taxes(1)                            $ 10,511
                                                                                ========


(1) Represents contribution from the Closed Block.


            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998 and 1997

                                 (in thousands)


        (l)   COMPREHENSIVE INCOME

              Comprehensive income is the total of net income and all non-owner changes in equity.

        (m)   EMERGING ACCOUNTING ISSUES

              In June 1998, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS 133). SFAS 133 establishes accounting and reporting standards for derivative instruments and for hedging activities. Contracts that contain embedded derivatives, such as certain insurance contracts, are also addressed by the Statement. SFAS 133 requires that an entity recognize all derivatives as either assets or liabilities in the statement of financial position and that those assets or liabilities be measured at fair value. SFAS 133 is effective for all fiscal quarters of fiscal years beginning after January 1, 2001, with earlier application permitted. The Company is currently reviewing the requirements of this Statement and evaluating what, if any, impact it will have on consolidated results of operations and financial condition.

        (n)   RECLASSIFICATIONS

              Certain amounts in the 1998 and 1997 consolidated financial statements have been reclassified to conform with 1999 presentation.

  (3)   BASIS OF PRESENTATION

        The accompanying consolidated financial statements have been prepared in accordance with GAAP which differs from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for ONLIC and ONLAC, insurance subsidiaries, filed with the Department of Insurance of the State of Ohio, are prepared on a basis of accounting practices prescribed or permitted by such regulatory authority. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners
        (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. ONLIC and ONLAC have no material permitted statutory accounting practices.

        The statutory basis net income and capital and surplus of ONLIC and ONLAC after intercompany eliminations included in the accompanying consolidated financial statements was $91,163, $51,900 and $53,696 for the years ended December 31, 1999, 1998 and 1997, respectively and $430,869 and $408,928 as of December 31, 1999 and 1998, respectively.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998 and 1997

                                 (in thousands)


  (4)   COMPREHENSIVE INCOME

        The components of other comprehensive income, including the related Federal tax amounts, were as follows for the years ended December 31:


                                                                                1999               1998              1997
                                                                              ---------           -------           -------
Unrealized gains (losses) on securities
   available-for-sale arising during the period:
      Net of adjustment to deferred policy acquisition costs                  $(127,982)           11,418            86,670
      Related Federal tax benefit (expense)                                      46,151            (4,003)          (30,335)
                                                                              ---------           -------           -------

               Net                                                              (81,831)            7,415            56,335
                                                                              ---------           -------           -------
Less:
   Reclassification adjustment for net (gains) losses on securities available-for-sale realized during the period:
        Gross                                                                    29,798             4,504               287
        Related Federal tax benefit                                             (10,430)           (1,577)             (101)
                                                                              ---------           -------           -------

               Net                                                               19,368             2,927               186
                                                                              ---------           -------           -------

               Total other comprehensive (loss) income                        $(101,199)            4,488            56,149
                                                                              =========           =======           =======


            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998 and 1997

                                 (in thousands)


   (5)  INVESTMENTS

        An analysis of investment income and realized gains/(losses) by investment type follows for the years ended December 31:


                                                                                        REALIZED GAINS (LOSSES)
                                                      INVESTMENT INCOME                      ON INVESTMENTS
                                             ------------------------------------   -------------------------------
                                               1999        1998         1997          1999       1998       1997
                                             ----------  ----------  ------------   ----------  --------  ---------

Securities available-for-sale:
    Fixed maturities                         $ 215,996     211,002       207,377       (1,184)   (1,624)     3,041
    Equity securities                            3,495       3,530         2,441       16,830       178         38
Fixed maturities held-to-maturity               66,735      62,516        62,348        2,760     5,325      2,539
Mortgage loans on real estate                  109,256     109,850       103,566          314       371      1,863
Real estate                                      1,371       2,334         6,123         (252)    2,416      4,418
Policy loans                                    10,988      10,298         9,834           --        --         --
Short-term                                       4,133       4,610         5,087           --        --         --
Other                                           17,782       6,553         6,612        9,481    (4,558)      (387)
                                             ----------  ----------    ----------   ----------  --------  ---------

             Total                             429,756     410,693       403,388       27,949     2,108     11,512

Investment expenses                            (15,609)    (15,868)      (16,695)
Gains attributable to Closed Block                                                     (1,191)       --         --
DAC amortization due to realized gains                                                   (218)     (298)      (985)
Change in valuation allowances:
    Mortgage loans on real estate                                                         (56)       93        (63)
    Real estate and other                                                                  --        --      2,036
                                             ----------  ----------    ----------   ----------  --------  ---------

                                                                                       (1,465)     (205)       988
                                                                                    ----------  --------  ---------

             Net investment  income            414,147     394,825       386,693
                                             ==========  ==========    ==========

             Net realized gains on
               investments                                                          $  26,484     1,903     12,500
                                                                                    ==========  ========  =========


            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998 and 1997

                                 (in thousands)


The amortized cost and estimated fair value of securities available-for-sale and fixed maturities held-to-maturity were as follows:

                                                                           DECEMBER 31, 1999
                                                    --------------------------------------------------------------------
                                                                        GROSS              GROSS
                                                      AMORTIZED       UNREALIZED         UNREALIZED          ESTIMATED
                                                        COST             GAINS             LOSSES            FAIR VALUE
                                                    -------------    --------------     --------------      ------------
Securities available-for-sale:
    Fixed maturities:
      U.S. Treasury securities and
        obligations of U.S. government
        operations and agencies                      $  108,292            1,267             (1,908)            107,651
      Obligations of states and political
        subdivisions                                     79,236              571               (920)             78,887
      Debt securities issued by foreign
        governments                                       8,078            1,004               (850)              8,232
      Corporate securities                            1,666,057           29,519            (63,430)          1,632,146
      Mortgage-backed securities                        823,882            7,412            (13,364)            817,930
                                                     ----------          -------           --------           ---------

               Total fixed maturities                $2,685,545           39,773            (80,472)          2,644,846
                                                     ==========          =======           ========           =========

      Equity securities                              $   35,635           39,212             (3,207)             71,640
                                                     ==========          =======           ========           =========

Fixed maturity securities held-to-maturity:
    Obligations of states and political
      subdivisions                                   $   13,596              355               (418)             13,533
    Corporate securities                                783,378           23,237            (16,426)            790,189
    Mortgage-backed securities                           32,240              746             (3,209)             29,777
                                                     ----------          -------           --------           ---------

                                                     $  829,214           24,338            (20,053)            833,499
                                                     ==========          =======           ========           =========

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998 and 1997

                                 (in thousands)

                                                                            DECEMBER 31, 1998
                                                 -----------------------------------------------------------------------
                                                                         GROSS              GROSS
                                                     AMORTIZED         UNREALIZED         UNREALIZED         ESTIMATED
                                                       COST               GAINS             LOSSES           FAIR VALUE
                                                   -------------      --------------     --------------     ------------
Securities available-for-sale:
    Fixed maturities:
      U.S. Treasury securities and
        obligations of U.S. government
        operations and agencies                      $  132,932            15,672                 --             148,604
      Obligations of states and political
        subdivisions                                     89,399             9,953                (47)             99,305
      Debt securities issued by foreign
        governments                                       8,078             2,057                 --              10,135
      Corporate securities                            1,720,789           137,373            (16,033)          1,842,129
      Mortgage-backed securities                        695,365            39,682               (946)            734,101
                                                     ----------          --------           --------           ---------

               Total fixed maturities                $2,646,563           204,737            (17,026)          2,834,274
                                                     ==========          ========           ========           =========

      Equity securities                              $   41,795            51,454             (3,042)             90,207
                                                     ==========          ========           ========           =========

Fixed maturity securities held-to-maturity:
    Obligations of states and political
      subdivisions                                   $   10,265               825               (179)             10,911
    Corporate securities                                724,447            78,581               (529)            802,499
    Mortgage-backed securities                           14,816             1,233                 --              16,049
                                                     ----------          --------           --------           ---------

                                                     $  749,528            80,639               (708)            829,459
                                                     ==========          ========           ========           =========


The components of unrealized gains on securities available-for-sale, net, were as follows for the years ended December 31:

                                                        1999           1998
                                                      --------       --------

Gross unrealized (loss) gain                          $ (4,694)       236,123
Adjustment to deferred dividend liability                   --        (18,578)
Adjustment to deferred policy acquisition costs         16,226        (48,834)
Deferred Federal income tax                             (5,287)       (61,267)
                                                      --------       --------

                                                      $  6,245        107,444
                                                      ========       ========

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998 and 1997

                                 (in thousands)


The net unrealized gain on securities available-for-sale include a net unrealized gain on equity securities of $23,403 in 1999 ($31,468 in 1998) and a net unrealized loss on fixed maturities of $16,215 in 1999 ($76,621 in 1998).

An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturities held-to-maturity follows for the years ended December 31:


                                           1999           1998            1997
                                        ---------        ------          ------

Securities available-for-sale:
    Fixed maturities                    $(228,410)       25,125          91,601
    Equity securities                     (12,407)       10,632          15,972
Fixed maturities held-to-maturity         (75,646)       11,840          14,217





The amortized cost and estimated fair value of fixed maturity securities available-for-sale and fixed maturity securities held-to-maturity as of December 31, 1999, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.



                                                                   FIXED MATURITY SECURITIES
                                                ----------------------------------------------------------------
                                                      AVAILABLE-FOR-SALE                  HELD-TO-MATURITY
                                                -----------------------------        ---------------------------
                                                AMORTIZED           ESTIMATED        AMORTIZED        ESTIMATED
                                                   COST             FAIR VALUE         COST           FAIR VALUE
                                                ----------          ---------        ---------        ----------

Due in one year or less                         $   67,057             68,013           22,817           23,011
Due after one year through five years              436,560            438,455          139,022          139,781
Due after five years through ten years             804,945            787,425          250,797          252,947
Due after ten years                              1,376,983          1,350,953          416,578          417,760
                                                ----------          ---------          -------          -------
                                                $2,685,545          2,644,846          829,214          833,499
                                                ==========          =========          =======          =======


Proceeds from the sale of securities available-for-sale (excludes calls) during 1999, 1998 and 1997 were $158,661, $3,186, and $51,770, respectively. Gross gains of $293 ($0 in 1998 and $203 in 1997) and gross losses of $4,131 ($38 in 1998 and $283 in 1997) were realized on those sales.

Investments with an amortized cost of $12,807 and $11,750 as of December 31, 1999 and 1998, respectively, were on deposit with various regulatory agencies as required by law.

Real estate is presented at cost less accumulated depreciation of $1,855 in 1999 ($1,730 in 1998) and valuation allowances of $0 in 1999 and 1998.

The Company generally initiates foreclosure proceedings on all mortgage loans on real estate delinquent sixty days. There was one foreclosure of a mortgage loan on real estate in 1999 and no mortgage loan, on real estate in process of foreclosure as of December 31, 1999.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998 and 1997

                                 (in thousands)


(6)     FUTURE POLICY BENEFITS AND CLAIMS

        The liability for future policy benefits for universal life insurance policies and investment contracts (approximately 79% of the total liability for future policy benefits as of December 31, 1999 and 1998) has been established based on accumulated contract values without reduction for surrender penalty provisions. The average interest rate credited on investment product policies was 6.4%, 6.8% and 6.8% for the years ended December 31, 1999, 1998 and 1997, respectively.

        The liability for future policy benefits for traditional life policies has been established based upon the net level premium method using the following assumptions:

        Interest rates: Interest rates vary as follows:

        YEAR OF ISSUE                           INTEREST RATE
        -------------                           -------------
        1999, 1998 and 1997                      4 - 5.5%
        1996 and prior                           2.25 - 6.0%

        Withdrawals: Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience

        Mortality: Mortality and morbidity rates are based on published tables, guaranteed in insurance contracts.

  (7)   NOTES PAYABLE

        On July 11, 1994, the Company issued $50,000, 8.875% surplus notes, due July 15, 2004. On May 21, 1996, the Company issued $50,000, 8.5% surplus notes, due May 15, 2026. Concurrent with the issue of the new notes, $15,000 of the notes issued on July 11, 1994 were retired. Total interest paid was $7,356 for each year during the years ended December 31, 1999, 1998 and 1997, respectively.

        The notes have been issued in accordance with Section 3941.13 of the Ohio Revised Code. Interest payments, scheduled semi-annually, must be approved for payment by the Director of the Department of Insurance of the State of Ohio. All issuance costs have been capitalized and are being amortized over the terms of the notes.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998 and 1997

                                 (in thousands)


  (8)   FEDERAL INCOME TAX

        Prior to 1984, the Life Insurance Company Income Tax Act of 1959, as amended by the Deficit Reduction Act of 1984 (DRA), permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in the Policyholders' Surplus Account (PSA). Management considers the likelihood of distributions from the PSA to be remote; therefore, no Federal income tax has been provided for such distributions in the financial statements. The DRA eliminated any additional deferrals to the PSA. Any distributions from the PSA, however, will continue to be taxable at the then current tax rate. The pre-tax balance of the PSA is approximately $5,257 as of December 31, 1999.

        Total income taxes for the years ended December 31, 1999, 1998 and 1997 were allocated as follows:

                                                 1999         1998        1997
                                               --------      ------      ------

Operations                                     $ 51,222      38,036      37,739
Unrealized gains (loss) on securities
    available for sale                          (56,581)      2,426      30,234
                                               --------      ------      ------

                                               $ (5,359)     40,462      67,973
                                               ========      ======      ======


        Total Federal income tax expense for the years ended December 31, 1999, 1998 and 1997 differs from the amount computed by applying the U.S. Federal income tax rate to income before tax as follows:

                                        1999                  1998                  1997
                                 ------------------  ----------------------  ------------------
                                  AMOUNT       %      AMOUNT         %        AMOUNT       %
                                 ---------   ------  ----------  ----------  ----------  ------
Computed (expected)
    tax expense                  $ 52,632     35.0      37,069        35.0      36,689    35.0
Differential earnings              (3,896)    (2.6)      1,232         1.1       3,720     3.5
Dividends received
    deduction and tax
    exempt interest                (1,492)    (1.0)     (1,279)       (1.1)     (1,406)   (1.3)
Other, net                       $  3,978      2.6       1,014         1.0      (1,264)   (1.2)
                                 =========   ======   =========     =======   =========  ======

      Total expense and
        effective rate           $ 51,222     34.0      38,036        37.1      37,739    37.3
                                 =========   ======   =========     =======   =========  ======


        Included in other, net in 1999 are non-deductible expenses related to the reorganization to a mutual holding company structure.

        Total Federal income tax paid was $51,773, $32,251 and $43,522 (net of refunds of $66, $6,661 and $0) during the years ended December 31, 1999, 1998 and 1997, respectively.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998 and 1997

                                 (in thousands)


        The tax effects of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities that give rise to significant components of the net deferred tax liability as of December 31, 1999 and 1998 relate to the following:


                                                                    1999        1998
                                                                  ----------  ----------
Deferred tax assets:
    Fixed maturity securities available-for-sale                  $  14,262          --
    Future policy benefits                                           59,251      59,651
    Mortgage loans on real estate                                     2,529       2,529
    Other assets and liabilities                                     34,830      24,161
                                                                  ----------  ----------

               Total gross deferred tax assets                      110,872      86,341
                                                                  ----------  ----------

Deferred tax liabilities:
    Fixed maturity securities available-for-sale                         --      65,618
    Deferred policy acquisition costs                                76,781      70,312
    Other fixed maturities, equity securities and other
      long-term investments                                           7,951      15,062
    Other                                                            38,245       3,177
                                                                  ----------  ----------

               Total gross deferred tax liabilities                 122,977     154,169
                                                                  ----------  ----------

               Net deferred tax liability                         $ (12,105)    (67,828)
                                                                  ==========  ==========


        The Company has determined that a deferred tax asset valuation allowance was not needed as of December 31, 1999 and 1998. In assessing the realization of deferred tax assets, management considers whether it is more likely than not that the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers primarily the scheduled reversal of deferred tax liabilities and tax planning strategies in making this assessment and believes it is more likely than not the Company will realize the benefits of the deductible differences remaining as of December 31, 1999.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998 and 1997

                                 (in thousands)



  (9)   DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

        Statement of Financial Accounting Standards No. 107, Disclosures about Fair Value of Financial Instruments (SFAS 107) requires disclosure of fair value information about existing on and off-balance sheet financial instruments. SFAS 107 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment contracts, from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company. The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

        The following methods and assumptions were used by the Company in estimating its fair value disclosures:

               CASH, SHORT-TERM INVESTMENTS AND POLICY LOANS - The carrying amount reported in the balance sheets for these instruments approximate their fair value.

               INVESTMENT SECURITIES - Fair value for equity securities and fixed maturity securities are the same as market value. Market value generally represents quoted market prices traded in the public market place. For fixed maturity securities not actively traded, or in the case of private placements, fair value is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and duration of investments.

               SEPARATE ACCOUNT ASSETS AND LIABILITIES - The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the accumulated contract values in the Separate Account portfolios.

               MORTGAGE LOANS ON REAL ESTATE - The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

               DEFERRED AND IMMEDIATE ANNUITY AND INVESTMENT CONTRACTS - Fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NOTE PAYABLE - The fair value for the note payable was determined by discounting the scheduled cash flows of the note using a market rate applicable to the yield, credit quality and maturity of a similar debt instrument.

               POLICYHOLDERS' DIVIDEND ACCUMULATION AND OTHER POLICYHOLDER FUNDS
               - The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998, and 1997

                                 (in thousands)



        The carrying amount and estimated fair value of financial instruments subject to SFAS 107 were as follows as of December 31:

                                                             1999                                 1998
                                                 -------------------------------------------------------------------
                                                  CARRYING           ESTIMATED          CARRYING          ESTIMATED
                                                   AMOUNT            FAIR VALUE          AMOUNT           FAIR VALUE
                                                 ----------          ----------         ---------         ----------
ASSETS
    Investments:
      Securities available-for-sale:
        Fixed maturities                         $2,644,846          2,644,846          2,834,274          2,834,274
        Equity securities                            71,640             71,640             90,107             90,107
      Fixed maturities held-to-maturity             829,214            833,499            749,528            829,459
      Mortgage loans on real estate               1,274,156          1,243,246          1,245,180          1,245,180
      Policy loans                                  162,078            162,078            157,555            157,555
      Short-term investments                        139,341            139,341            106,627            106,627
    Cash                                              9,411              9,411             11,300             11,300
    Assets held in Separate Accounts              1,741,620          1,741,620          1,154,576          1,154,576

LIABILITIES
    Guaranteed investment contracts              $1,197,382          1,164,411          1,094,242          1,096,184
    Individual contracts                          1,061,053          1,040,355          1,076,504          1,063,799
    Other annuity contracts                         859,536            848,976            898,781            945,694
    Note payable                                     84,321             80,142             84,278             92,732
    Dividend accumulations and
      other policyholder funds                       78,857             78,857             91,042             91,042
    Liability accounts                            1,718,864          1,718,864          1,107,049          1,107,049




 (10)   ADDITIONAL FINANCIAL INSTRUMENTS DISCLOSURE

        (a)   FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK

              The Company is a party to financial instruments with off-balance-sheet risk in a normal course of business through management of its investment portfolio. The Company had outstanding commitments to fund mortgage loans, bonds and venture capital partnerships of approximately $74,000 and $229,000 as of December 31, 1999 and 1998, respectively. These commitments involve varying degrees, elements of credit and market risk in excess of amounts recognized in the financial statements. The credit risk of all financial instruments, whether on- or off-balance sheet, is controlled through credit approvals, limits, and monitoring procedures.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998, and 1997

                                 (in thousands)



        (b)   SIGNIFICANT CONCENTRATIONS OF CREDIT RISK

              Mortgage loans are collateralized by the underlying properties. Collateral must meet or exceed 125% of the loan at the time the loan is made. The Company grants mainly commercial mortgage loans to customers throughout the United States. The Company has a diversified loan portfolio, and total loans in any state do not exceed 10% of the total loan portfolio as of December 31, 1999. The summary below depicts loan exposure of remaining principal balances by type as of December 31, 1999 and 1998:


                                                               1999         1998
                                                            ----------  -----------
Mortgage assets by type:
    Retail                                                 $  393,543      381,044
    Office                                                    320,988      312,092
    Apartment                                                 304,106      285,643
    Industrial                                                157,854      162,278
    Other                                                     107,372      113,725
                                                           -----------  -----------

                                                            1,283,863    1,254,782
      Less valuation allowances                                 9,707        9,602
                                                           -----------  -----------

               Total mortgage loans on real estate, net    $1,274,156    1,245,180
                                                           ===========  ===========




 (11)   PENSIONS AND OTHER POSTRETIREMENT BENEFITS

        The Company sponsors a funded pension plan covering all home office employees. Retirement benefits are based on years of service and the highest average earnings in five of the last ten years. The Company also sponsors unfunded pension plans covering home office employees where benefits exceed Code 401(a)(17) and Code 415 limits and covering general agents. The general agents plan provides benefits based on years of service and average compensation during the final five and ten years of service

        The Company currently offers eligible retirees the opportunity to participate in a health plan. The Company has two health plans, one is offered to home office employees, the other is offered to career agents.

           HOME OFFICE EMPLOYEE HEALTH PLAN

           The Company provides a declining service schedule. Only home office employees hired prior to January 1, 1996, may become eligible for these benefits provided that the employee meets the age and years of service requirements. The plan states that an employee becomes eligible as follows: age 55 with 20 years of credited service at retirement, age 56 with 18 years of service, age 57 with 16 years of service grading to age 64 with 2 years of service. The health plan is contributory with retirees contributing approximately 15% of premium for coverage.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998, and 1997

                                 (in thousands)


           CAREER AGENTS HEALTH PLAN

           Only career agents with contracts effective prior to January 1, 1996, may become eligible for these benefits provided that the agent is at least age 55 and has 15 years of credited service at retirement. The health plan is contributory, with retirees contributing approximately 47% of medical costs.

                                                        PENSION BENEFITS           OTHER BENEFITS
                                                     -----------------------   -----------------------
                                                        1999        1998         1999         1998
                                                     -----------  ----------   ----------   ----------
CHANGE IN BENEFIT OBLIGATION
Benefit obligation at beginning of year             $    46,777      45,583       14,238       14,572
Service cost                                              2,634       2,520          300          258
Interest cost                                             3,282       3,131          399          333
Actuarial (loss) gain                                    (4,341)        738         (619)        (643)
Benefits paid                                            (2,810)     (5,195)        (234)        (282)
                                                    ------------  ----------   ----------   ----------

Benefit obligation at end of year                   $    45,542      46,777       14,084       14,238
                                                    ============  ==========   ==========   ==========

CHANGE IN PLAN ASSETS
Fair value of assets at beginning of year           $    23,797      24,854
Actual return on plan assets                             12,142       1,335
Employer contribution                                     1,410         701
Benefits paid                                            (1,820)     (3,093)
                                                    ------------  ----------   ----------   ----------

Fair value of assets at end of year                      35,529      23,797           --           --
                                                    ============  ==========   ==========   ==========

CALCULATION OF FUNDED STATUS
Funded status                                       $    (9,923)    (22,980)     (14,084)     (14,238)
Unrecognized actuarial (gain) loss                       (6,222)      9,625           --           --
Unrecognized prior service cost                            (678)       (745)          --           --
                                                    ------------  ----------   ----------   ----------

Net amount recognized                               $   (16,823)    (14,100)     (14,084)     (14,238)
                                                    ============  ==========   ==========   ==========

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998, and 1997


        The following table shows the portions of the above values, in aggregate, attributable to the pension plans whose Accumulated Benefit Obligation exceeds Plan Assets.


                                                  PENSION BENEFITS
                                           --------------------------------
                                             1999        1998       1997
                                          ---------    --------    --------

Projected Benefit Obligation              $  19,941      18,708     18,299
Accumulated Benefit Obligation               15,981      13,864     14,307
Assets                                           --          --        257
Minimum Liability                            15,981      13,864     14,050
Accrued Pension Cost                        (15,584)    (10,829)    (9,620)
Unrecognized Transition Obligation            2,329       2,620      2,911




       WEIGHTED AVERAGE ASSUMPTIONS AS OF DECEMBER 31

                                           PENSION BENEFITS      OTHER BENEFITS
                                          ------------------   -----------------
                                             1999      1998      1999      1998
                                          ---------  -------   -------   -------
Discount rate                             $  6.90%    5.80%     7.65%     6.94%
Expected return on plan assets              10.50%    9.00%       --        --
Rate of compensation increase                5.70%    5.70%       --        --





       For measurement purposes, a nine percent annual rate of increase in the per capita cost of covered health care benefits was assumed for 2000. The rate was assumed to decrease gradually to five percent for 2001 and remain at that level thereafter.

       COMPONENTS OF NET PERIODIC BENEFIT COST

                                                        PENSION BENEFITS                                OTHER BENEFITS
                                              --------------------------------------          -----------------------------------
                                              1999             1998             1997           1999           1998           1997
                                              ----             ----             ----           ----           ----           ----
Service cost                                $ 2,634            2,520            2,221            300            258            301
Interest cost                                 3,411            3,131            3,072            399            333            468
Expected return on plan assets               (2,404)          (2,087)          (2,037)            --             --             --
Amortization of prior service cost              (67)             (67)             (67)          (504)          (504)          (367)
Recognized actuarial loss                       549              564              300           (115)          (139)          (107)
                                            -------           ------           ------           ----           ----           ----

Net periodic benefit cost                   $ 4,123            4,061            3,489             80            (52)           295
                                            =======           ======           ======           ====           ====           ====

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998, and 1997

                                 (in thousands)




       The health care cost trend rate assumption has a significant effect on the amounts reported for the health care plan. A one percentage point increase in the assumed health care cost trend rate would increase the accumulated postretirement benefit obligation as of December 31, 1999 and 1998 by $274 and $236, respectively, and the net periodic postretirement benefit cost for the years ended December 31, 1999 and 1998 by $17.

       The Company also maintains a qualified contributory defined contribution profit sharing plan covering substantially all employees. Company contributions to the Profit Sharing Plan are based on the net earnings of the Company and are payable at the sole discretion of management. The expense reported for contributions to the plan for 1999, 1998, and 1997 were $1,917, $1,829 and $1,825, respectively.

       The Company has other deferred compensation and supplemental pension plans. The expenses for these plans in 1999, 1998 and 1997 were $8,962, $6,277 and $5,245, respectively.

 (12)  REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND
       RESTRICTIONS

       ONLIC and ONLAC exceed the minimum risk-based capital requirements as established by the NAIC as of December 31, 1999.

       The Company has designated a portion of retained earnings for separate account contingencies and investment guarantees totaling $1,648 as of December 31, 1999 and 1998.

       The payment of dividends by the Company to its parent, ONFS, is limited by Ohio law. As of December 31, 1999, $25,791 of retained earnings, as presented in the accompanying financial statements, is restricted as to dividend payments in 2000.

 (13)  BANK LINES OF CREDIT

       As of December 31, 1999 and 1998, ONLIC had a $10,000 unsecured line of credit which was not utilized during 1999 and 1998.

 (14)  CONTINGENCIES

       The Company and its subsidiaries are defendants in various legal actions arising in the normal course of business. While the outcome of such matters cannot be predicted with certainty, management believes such matters will be resolved without material adverse impact on the financial condition of the Company.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998, and 1997

                                 (in thousands)


 (15)   REINSURANCE

        The Company routinely enters into reinsurance transactions with other insurance companies. This reinsurance involves either ceding certain risks to or assuming risks from other insurance companies. The primary purpose of ceded reinsurance is to protect the Company from potential losses in excess of levels that it is prepared to accept. Reinsurance does not discharge the Company from its primary liability to policyholders and to the extent that a reinsurer should be unable to meet its obligations, the Company would be liable to policyholders. The Company has reinsurance recoverables of $95,291 and $78,265 at December 31, 1999 and 1998, respectively. Ceded premiums approximated 12% and 9% of gross earned life and accident and health premiums during 1999 and 1998, respectively.

 (16)   SEGMENT INFORMATION

        The Company conducts its business in three operating segments: individual life insurance, pension and annuities, and other insurance. Individual life insurance includes whole life, universal life, variable universal life and term life. All products within this segment share similar distribution systems and some degree of mortality (loss of life) risk. Pension and annuities include fixed and variable deferred and immediate annuities issued to individuals as well as guaranteed investment and accumulated deposit contracts issued to groups. The products in this segment are primarily designed for asset accumulation and generation of investment returns. Other insurance includes individual disability insurance along with group life and disability insurance. These lines are viewed as "complementary" lines that allow us to provide a broad portfolio of products to enhance sales in our two primary operating segments. In addition to our operating segments, certain assets not specifically allocated to support any product line, along with various corporate expenses and liabilities, are assigned to the corporate segment. All revenue, expense, asset and liability amounts are allocated to one of the four segments. As such, the sum of the financial information from these segments equals the information for the Company as a whole.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998, and 1997

                                 (in thousands)



                                                                                 FOR THE YEAR ENDED OR
                                                                                AS OF DECEMBER 31, 1999
                                                     ----------------------------------------------------------------------------
                                                     INDIVIDUAL         PENSION
                                                        LIFE              AND           OTHER
                                                     INSURANCE         ANNUITIES      INSURANCE      CORPORATE           TOTAL
                                                     ----------------------------------------------------------------------------
 Revenues:
     Traditional life insurance premiums             $  101,019       $       --       $ 30,260       $     --       $  131,279
     Accident and health insurance premiums                  --               --         25,530             --           25,530
     Annuity premiums and charges                            --           36,931             --             --           36,931
     Universal life policy charges                       66,189               --             --             --           66,189
     Net investment income                              118,147          265,808          8,756         21,436          414,147
     Net realized gains on investments                       --               --             --         26,484           26,484
     Other income                                           172           14,355             --             --           14,527
                                                     ----------------------------------------------------------------------------

                                                        285,527          317,094         64,546         47,920          715,087
Benefits and expenses:
     Benefits and claims                                160,284          206,575         49,048             --          415,907
     Provision for policyholder dividends                27,563               19             --             --           27,582
     Operating expenses                                  46,148           46,743         14,102         14,227          121,220
                                                     ----------------------------------------------------------------------------

                                                        233,995          253,337         63,150         14,227          564,709

        Income before federal income taxes           $   51,532       $   63,757       $  1,396       $ 33,693       $  150,378
                                                     ============================================================================

Total assets as of December 31, 1999                 $2,145,787       $4,913,534       $159,131       $299,933       $7,518,385
                                                     ============================================================================



       (1) Premiums, policy charges and investment income for life and other insurance includes the net contribution from Closed Block for the year ended December 31, 1999.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998, and 1997

                                 (in thousands)

                                                                               FOR THE YEAR ENDED OR
                                                                              AS OF DECEMBER 31, 1998
                                                 ----------------------------------------------------------------------------------
                                                     INDIVIDUAL         PENSION
                                                        LIFE              AND           OTHER
                                                     INSURANCE         ANNUITIES      INSURANCE      CORPORATE           TOTAL
                                                 ----------------------------------------------------------------------------------
Revenues:
     Traditional life insurance premiums              $   91,565     $       --       $ 30,335        $     --        $  121,900
     Accident and health insurance premiums                   --             --         25,183              --            25,183
     Annuity premiums and charges                             --         32,280             --              --            32,280
     Universal life policy charges                        59,743             --             --              --            59,743
     Net investment income                               111,723        267,560          7,721           7,821           394,825
     Net realized gains on investments                        --             --             --           1,903             1,903
     Other income                                            (29)        13,189             --              --            13,160
                                                     ------------------------------------------------------------------------------

                                                         263,002        313,029         63,239           9,724           648,994
Benefits and expenses:
     Benefits and claims                                 146,503        212,512         41,647              --           400,662
     Provision for policyholder dividends                 27,635             24             --              --            27,659
     Operating expenses                                   41,814         39,963         16,440          16,545           114,762
                                                     ------------------------------------------------------------------------------

                                                         215,952        252,499         58,087          16,545           543,083

        Income before federal income taxes            $   47,050     $   60,530       $  5,152        $ (6,821)       $  105,911
                                                     ==============================================================================

Total assets as of December 31, 1998                  $1,994,834     $4,263,703       $161,577        $441,408        $6,861,522
                                                     ==============================================================================



       (1) Premiums, policy charges and investment income for life and other insurance includes the net contribution from Closed Block for the year ended December 31, 1998.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998, and 1997

                                 (in thousands)

                                                                               FOR THE YEAR ENDED OR
                                                                              AS OF DECEMBER 31, 1998
                                                 --------------------------------------------------------------------------------
                                                     INDIVIDUAL         PENSION
                                                        LIFE              AND           OTHER
                                                     INSURANCE         ANNUITIES      INSURANCE      CORPORATE           TOTAL
                                                 --------------------------------------------------------------------------------
 Revenues:
     Traditional life insurance premiums              $   91,758     $       --      $ 26,202        $     --        $  117,960
     Accident and health insurance premiums                   --             --        23,921              --            23,921
     Annuity premiums and charges                             --         34,187            --              --            34,187
     Universal life policy charges                        50,991             --            --              --            50,991
     Net investment income                               102,107        272,153         8,084           4,349           386,693
     Net realized gains on investments                        --             --            --          12,500            12,500
     Other income                                            (26)        12,830            --              --            12,804
                                                 --------------------------------------------------------------------------------
                                                         244,830        319,170        58,207          16,849           639,056
Benefits and expenses:
     Benefits and claims                                 133,850        222,283        35,773              --           391,906
     Provision for policyholder dividends                 25,309             23            --              --            25,332
     Operating expenses                                   39,001         37,930        17,204          22,857           116,992
                                                 --------------------------------------------------------------------------------
                                                         198,160        260,236        52,977          22,857           534,230


        Income before federal income taxes            $   46,670     $   58,934      $  5,230        $ (6,008)       $  104,826
                                                 ================================================================================

Total assets as of December 31, 1997                  $1,722,594     $4,033,860      $156,600        $417,508        $6,330,562
                                                 ================================================================================

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY

                                                               December 31, 1999

                                                                            MONEY
                                                             EQUITY        MARKET         BOND          OMNI       INTERNATIONAL
                                                           SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                                          ------------   -----------   -----------   -----------   -------------
Assets -- Investments at market value (note 2)..........  $149,442,731   $33,652,464   $11,170,875   $79,740,845   $ 58,005,163
                                                          ============   ===========   ===========   ===========   ============
Contract owners' equity
  Contracts in accumulation period (note 3).............  $148,477,649   $33,546,854   $10,831,854   $79,597,729   $ 58,001,922
  Annuity reserves for contract in payment period.......       965,082       105,610       339,021       143,116          3,241
                                                          ------------   -----------   -----------   -----------   ------------
Total contract owners' equity...........................  $149,442,731   $33,652,464   $11,170,875   $79,740,845   $ 58,005,163
                                                          ============   ===========   ===========   ===========   ============

                                                            CAPITAL
                                                          APPRECIATION     SMALL CAP
                                                           SUBACCOUNT     SUBACCOUNT
                                                          ------------   -------------
Assets -- Investments at market value (note 2)..........  $26,353,886     $58,427,116
                                                          ===========     ===========
Contract owners' equity
  Contracts in accumulation period (note 3).............  $26,314,978     $58,427,116
  Annuity reserves for contract in payment period.......       38,908               0
                                                          -----------     -----------
Total contract owners' equity...........................  $26,353,886     $58,427,116
                                                          ===========     ===========

                                                          INTERNATIONAL
                                                              SMALL       AGGRESSIVE       CORE        GROWTH &        S&P 500
                                                             COMPANY        GROWTH        GROWTH        INCOME          INDEX
                                                           SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                                          -------------   -----------   -----------   -----------   -------------
Assets -- Investments at market value (note 2)..........  $ 12,018,104    $ 6,352,824   $ 9,625,081   $49,157,402   $101,435,703
                                                          ============    ===========   ===========   ===========   ============
Contract owners' equity
  Contracts in accumulation period (note 3).............  $ 12,018,104    $ 6,352,824   $ 9,625,081   $49,110,694   $101,427,640
  Annuity reserves for contract in payment period.......             0              0             0        46,708          8,063
                                                          ------------    -----------   -----------   -----------   ------------
Total contract owners' equity...........................  $ 12,018,104    $ 6,352,824   $ 9,625,081   $49,157,402   $101,435,703
                                                          ============    ===========   ===========   ===========   ============


                                                             SOCIAL        STRATEGIC
                                                           AWARENESS        INCOME
                                                           SUBACCOUNT     SUBACCOUNT
                                                          ------------   -------------
Assets -- Investments at market value (note 2)..........  $ 1,296,269     $ 1,247,783
                                                          ===========     ===========
Contract owners' equity
  Contracts in accumulation period (note 3).............  $ 1,296,269     $ 1,247,783
  Annuity reserves for contract in payment period.......            0               0
                                                          -----------     -----------
Total contract owners' equity...........................  $ 1,296,269     $ 1,247,783
                                                          ===========     ===========

                                                            FIRSTAR
                                                            GROWTH &      RELATIVE                      EQUITY       HIGH INCOME
                                                             INCOME         VALUE       BLUE CHIP       INCOME          BOND
                                                           SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                          ------------   -----------   -----------   ------------   -------------
Assets -- Investments at market value (note 2)..........  $  1,211,235   $11,880,270   $ 2,817,745   $  2,066,378    $ 2,552,152
                                                          ============   ===========   ===========   ============    ===========
Contract owners' equity
  Contracts in accumulation period (note 3).............  $  1,211,235   $11,880,270   $ 2,817,745   $  2,066,378    $ 2,552,152
                                                          ============   ===========   ===========   ============    ===========


                                                            CAPITAL      DOW TARGET 10
                                                             GROWTH         JANUARY
                                                           SUBACCOUNT     SUBACCOUNT
                                                          ------------   -------------
Assets -- Investments at market value (note 2)..........  $15,537,426     $   351,081
                                                          ===========     ===========
Contract owners' equity
  Contracts in accumulation period (note 3).............  $15,537,426     $   351,081
                                                          ===========     ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY

                                                               December 31, 1999

                                                          DOW TARGET 10   DOW TARGET 10   DOW TARGET 10   DOW TARGET 10
                                                            FEBRUARY          MARCH           APRIL            MAY
                                                           SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                          -------------   -------------   -------------   -------------
Assets -- Investments at market value (note 2)..........   $1,160,641      $1,015,921      $ 1,255,607     $  716,463
                                                           ==========      ==========      ===========     ==========
Contract owners' equity
  Contracts in accumulation period (note 3).............   $1,160,641      $1,015,921      $ 1,255,607     $  716,463
                                                           ==========      ==========      ===========     ==========

                                                          DOW TARGET 10   DOW TARGET 10   DOW TARGET 10
                                                              JUNE            JULY           AUGUST
                                                           SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                          -------------   -------------   -------------
Assets -- Investments at market value (note 2)..........   $1,156,960       $989,093       $  804,346
                                                           ==========       ========       ==========
Contract owners' equity
  Contracts in accumulation period (note 3).............   $1,156,960       $989,093       $  804,346
                                                           ==========       ========       ==========

                                                          DOW TARGET 10   DOW TARGET 10   DOW TARGET 10   DOW TARGET 10
                                                            SEPTEMBER        OCTOBER        NOVEMBER        DECEMBER
                                                           SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                          -------------   -------------   -------------   -------------
Assets -- Investments at market value (note 2)..........   $1,466,806      $1,395,173      $ 1,326,480     $1,260,635
                                                           ==========      ==========      ===========     ==========
Contract owners' equity
  Contracts in accumulation period (note 3).............   $1,466,806      $1,395,173      $ 1,326,480     $1,260,635
                                                           ==========      ==========      ===========     ==========

                                                          DOW TARGET 5    DOW TARGET 5    DOW TARGET 5
                                                            SEPTEMBER        OCTOBER        NOVEMBER
                                                           SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                          -------------   -------------   -------------
Assets -- Investments at market value (note 2)..........   $   80,810       $185,160       $  103,570
                                                           ==========       ========       ==========
Contract owners' equity
  Contracts in accumulation period (note 3).............   $   80,810       $185,160       $  103,570
                                                           ==========       ========       ==========

                                                                                      FIDELITY INVESTMENTS
                                                                          ---------------------------------------------
                                                          DOW TARGET 5         VIP         VIP EQUITY       VIP HIGH
                                                            DECEMBER         GROWTH          INCOME        INCOME BOND
                                                           SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                          -------------   -------------   -------------   -------------
Assets -- Investments at market value (note 2)..........   $  106,179      $11,693,784     $ 7,782,417     $2,659,367
                                                           ==========      ===========     ===========     ==========
Contract owners' equity
  Contracts in accumulation period (note 3).............   $  106,179      $11,693,874     $ 7,782,417     $2,659,367
                                                           ==========      ===========     ===========     ==========

                                                                            JP MORGAN
                                                                            TRUST II
                                                                          -------------
                                                                            SMALL CO.
                                                                           SUBACCOUNT
                                                                          -------------
Assets -- Investments at market value (note 2)..........                   $2,648,148
                                                                           ==========
Contract owners' equity
  Contracts in accumulation period (note 3).............                   $2,648,148
                                                                           ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY

                                                               December 31, 1999

                                                                            JANUS ASPEN SERIES
                                                          -------------------------------------------------------
                                                                        INTERNATIONAL    WORLDWIDE
                                                            GROWTH         GROWTH         GROWTH       BALANCED
                                                          SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                                          -----------   -------------   -----------   -----------
Assets -- Investments at market value (note 2)..........  $45,864,481    $7,924,891     $33,556,812   $40,498,569
                                                          ===========    ==========     ===========   ===========
Contract owners' equity
  Contracts in accumulation period (note 3).............  $45,864,481    $7,924,891     $33,556,812   $40,498,569
                                                          ===========    ==========     ===========   ===========

                                                            SALOMON BROTHERS VARIABLE SERIES
                                                          ------------------------------------
                                                                         TOTAL
                                                           CAPITAL       RETURN     INVESTORS
                                                          SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                          ----------   ----------   ----------
Assets -- Investments at market value (note 2)..........  $1,109,850   $1,423,486    $451,956
                                                          ==========   ==========    ========
Contract owners' equity
  Contracts in accumulation period (note 3).............  $1,109,850   $1,423,486    $451,956
                                                          ==========   ==========    ========

                                                                  STRONG VARIABLE FUNDS
                                                          --------------------------------------
                                                          OPPORTUNITY    SCHAFER       MID-CAP
                                                              II         VALUE II     GROWTH II
                                                          SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                                                          -----------   ----------   -----------
Assets -- Investments at market value (note 2)..........  $ 2,919,327   $  525,492   $15,331,648
                                                          ===========   ==========   ===========
Contract owners' equity
  Contracts in accumulation period (note 3).............  $ 2,919,327   $  525,492   $15,331,648
                                                          ===========   ==========   ===========

                                                                    MORGAN STANLEY UNIVERSAL FUNDS
                                                          --------------------------------------------------
                                                             FIXED       US REAL                   EMERGING
                                                            INCOME        ESTATE       VALUE      MKT. DEBT
                                                          SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                          -----------   ----------   ----------   ----------
Assets -- Investments at market value (note 2)..........  $ 4,183,630   $  442,809   $  904,003    $180,025
                                                          ===========   ==========   ==========    ========
Contract owners' equity
  Contracts in accumulation period (note 3).............  $ 4,183,630   $  442,809   $  904,003    $180,025
                                                          ===========   ==========   ==========    ========

                                                                             GOLDMAN SACHS
                                                          ----------------------------------------------------
                                                          VIT GROWTH     VIT CORE    VIT GLOBAL    VIT CAPITAL
                                                           & INCOME     US EQUITY      INCOME        GROWTH
                                                          SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                                          -----------   ----------   -----------   -----------
Assets -- Investments at market value (note 2)..........  $ 2,770,444   $4,821,135   $   762,833   $ 4,464,479
                                                          ===========   ==========   ===========   ===========
Contract owners' equity
  Contracts in accumulation period (note 3).............  $ 2,770,444   $4,821,135   $   762,833   $ 4,464,479
                                                          ===========   ==========   ===========   ===========

                                                             LAZARD RETIREMENT
                                                          -----------------------
                                                           EMERGING      SMALL
                                                            MARKET        CAP
                                                          SUBACCOUNT   SUBACCOUNT
                                                          ----------   ----------
Assets -- Investments at market value (note 2)..........  $1,790,855   $  136,940
                                                          ==========   ==========
Contract owners' equity
  Contracts in accumulation period (note 3).............  $1,790,855   $  136,940
                                                          ==========   ==========

                                                                 SERIES TRUST PAINEWEBBER MUTUAL FUNDS
                                                          ----------------------------------------------------
                                                           STRATEGIC     GROWTH &     TACTICAL
                                                            INCOME        INCOME     ALLOCATION     SMALL CAP
                                                            CLASS I      CLASS I       CLASS I       CLASS I
                                                          SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                                          -----------   ----------   -----------   -----------
Assets -- Investments at market value (note 2)..........  $   125,906   $  609,888   $ 2,169,417   $   128,789
                                                          ===========   ==========   ===========   ===========
Contract owners' equity
  Contracts in accumulation period (note 3).............  $   125,906   $  609,888   $ 2,169,417   $   128,789
                                                          ===========   ==========   ===========   ===========


Assets -- Investments at market value (note 2)..........
Contract owners' equity
  Contracts in accumulation period (note 3).............

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS

                                  For the Years Ended December 31, 1999 and 1998

                                                    EQUITY                      MONEY MARKET                     BOND
                                                  SUBACCOUNT                     SUBACCOUNT                   SUBACCOUNT
                                          ---------------------------    --------------------------    -------------------------
                                              1999           1998           1999           1998           1999           1998
                                          ------------    -----------    -----------    -----------    -----------    ----------
Investment activity:
  Reinvested dividends..................  $    367,500    $ 1,441,507    $ 1,207,425    $   500,680    $   724,583    $  525,455
  Risk & administrative expense (note
     4).................................    (1,324,284)    (1,251,708)      (292,179)      (110,522)      (183,260)      (87,915)
                                          ------------    -----------    -----------    -----------    -----------    ----------
       Net investment activity..........      (956,784)       189,799        915,246        390,158        541,323       437,540
                                          ------------    -----------    -----------    -----------    -----------    ----------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains...........    57,345,763      2,181,204              0              0              0             0
     Realized gain (loss)...............     5,346,789      2,970,607        (26,060)       (14,941)       (59,863)       17,380
     Unrealized gain (loss).............   (40,259,498)      (363,011)             0              0       (608,925)     (152,308)
                                          ------------    -----------    -----------    -----------    -----------    ----------
       Net gain (loss) on investments...    22,433,054      4,788,800        (26,060)       (14,941)      (668,788)     (134,928)
                                          ------------    -----------    -----------    -----------    -----------    ----------
          Net increase (decrease) in
            contract owners' equity from
            operations..................  $ 21,476,270    $ 4,978,599    $   889,186    $   375,217    $  (127,465)   $  302,612
                                          ============    ===========    ===========    ===========    ===========    ==========

                                                    OMNI
                                                 SUBACCOUNT
                                          ------------------------
                                             1999          1998
                                          ----------    ----------
Investment activity:
  Reinvested dividends..................  $1,760,615    $2,270,073
  Risk & administrative expense (note
     4).................................    (909,948)     (912,754)
                                          ----------    ----------
       Net investment activity..........     850,667     1,357,319
                                          ----------    ----------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains...........   2,739,976        13,227
     Realized gain (loss)...............   3,764,411     1,000,905
     Unrealized gain (loss).............     348,570        (7,903)
                                          ----------    ----------
       Net gain (loss) on investments...   6,852,957     1,006,229
                                          ----------    ----------
          Net increase (decrease) in
            contract owners' equity from
            operations..................  $7,703,624    $2,363,548
                                          ==========    ==========

                                                 INTERNATIONAL              CAPITAL APPRECIATION               SMALL CAP
                                                  SUBACCOUNT                     SUBACCOUNT                   SUBACCOUNT
                                          ---------------------------    --------------------------    -------------------------
                                              1999           1998           1999           1998           1999           1998
                                          ------------    -----------    -----------    -----------    -----------    ----------
Investment activity:
  Reinvested dividends..................  $          0    $ 2,090,475    $   812,415    $   579,186    $         0    $        0
  Risk & administrative expense (note
     4).................................      (452,341)      (577,205)      (303,792)      (246,166)      (389,759)     (232,830)
                                          ------------    -----------    -----------    -----------    -----------    ----------
       Net investment activity..........      (452,341)     1,513,270        508,623        333,020       (389,759)     (232,830)
                                          ------------    -----------    -----------    -----------    -----------    ----------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains...........             0      2,018,195      2,454,070      1,968,462     14,914,361           339
     Realized gain (loss)...............      (385,838)      (317,892)        87,464        115,918      1,152,116        78,725
     Unrealized gain (loss).............    23,896,749     (1,590,338)    (1,676,010)    (1,450,953)    13,526,439     2,368,444
                                          ------------    -----------    -----------    -----------    -----------    ----------
       Net gain (loss) on investments...    23,510,911        109,965        865,524        633,427     29,592,916     2,447,508
                                          ------------    -----------    -----------    -----------    -----------    ----------
          Net increase in contract
            owners' equity from
            operations..................  $ 23,058,570    $ 1,623,235    $ 1,374,147    $   966,447    $29,203,157    $2,214,678
                                          ============    ===========    ===========    ===========    ===========    ==========

                                               INTERNATIONAL
                                               SMALL COMPANY
                                                 SUBACCOUNT
                                          ------------------------
                                             1999          1998
                                          ----------    ----------
Investment activity:
  Reinvested dividends..................  $        0    $  161,217
  Risk & administrative expense (note
     4).................................     (75,308)      (61,043)
                                          ----------    ----------
       Net investment activity..........     (75,308)      100,174
                                          ----------    ----------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains...........   1,140,089       475,985
     Realized gain (loss)...............      73,689         3,742
     Unrealized gain (loss).............   4,691,729      (490,547)
                                          ----------    ----------
       Net gain (loss) on investments...   5,905,507       (10,820)
                                          ----------    ----------
          Net increase in contract
            owners' equity from
            operations..................  $5,830,199    $   89,354
                                          ==========    ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS

                                  For the Years Ended December 31, 1999 and 1998

                                                  AGGRESSIVE GROWTH            CORE GROWTH              GROWTH & INCOME
                                                      SUBACCOUNT                SUBACCOUNT                 SUBACCOUNT
                                                ----------------------    ----------------------    ------------------------
                                                  1999         1998          1999         1998         1999          1998
                                                ---------    ---------    ----------    --------    -----------    ---------
Investment activity:
  Reinvested dividends........................  $       0    $       0    $        0    $      0    $    64,837    $ 153,872
  Risk & administrative expense (note 4)......    (70,010)     (65,184)      (57,096)    (36,181)      (340,466)    (157,261)
                                                ---------    ---------    ----------    --------    -----------    ---------
       Net investment activity................    (70,010)     (65,184)      (57,096)    (36,181)      (275,629)      (3,389)
                                                ---------    ---------    ----------    --------    -----------    ---------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains.................          0      457,472     2,012,148           0      7,053,581            0
     Realized gain (loss).....................   (107,513)       9,963       199,621      50,716        214,196       20,399
     Unrealized gain (loss)...................    384,427      (56,102)    2,402,419     286,587     10,001,873      628,348
                                                ---------    ---------    ----------    --------    -----------    ---------
       Net gain on investments................    276,914      411,333     4,614,188     337,303     17,269,650      648,747
                                                ---------    ---------    ----------    --------    -----------    ---------
          Net increase in contract owners'
            equity from operations............  $ 206,904    $ 346,149    $4,557,092    $301,122    $16,994,021    $ 645,358
                                                =========    =========    ==========    ========    ===========    =========

                                                      S&P 500 INDEX
                                                       SUBACCOUNT
                                                -------------------------
                                                   1999           1998
                                                -----------    ----------
Investment activity:
  Reinvested dividends........................  $ 1,876,213    $  562,393
  Risk & administrative expense (note 4)......     (836,727)     (218,142)
                                                -----------    ----------
       Net investment activity................    1,039,486       344,251
                                                -----------    ----------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains.................    7,391,106     1,546,971
     Realized gain (loss).....................      526,448        67,888
     Unrealized gain (loss)...................    7,917,365     3,394,871
                                                -----------    ----------
       Net gain on investments................   15,834,919     5,009,730
                                                -----------    ----------
          Net increase in contract owners'
            equity from operations............  $16,874,405    $5,353,981
                                                ===========    ==========

                                                   SOCIAL AWARENESS          STRATEGIC INCOME       FIRSTAR GROWTH & INCOME
                                                      SUBACCOUNT                SUBACCOUNT                 SUBACCOUNT
                                                ----------------------    ----------------------    ------------------------
                                                  1999         1998          1999         1998         1999          1998
                                                ---------    ---------    ----------    --------    -----------    ---------
Investment activity:
  Reinvested dividends........................  $   6,362    $  10,934    $  101,675    $120,659    $    14,876    $  40,131
  Risk & administrative expense (note 4)......    (16,419)     (21,454)      (21,226)    (22,771)       (16,856)     (15,173)
                                                ---------    ---------    ----------    --------    -----------    ---------
       Net investment activity................    (10,057)     (10,520)       80,449      97,888         (1,980)      24,958
                                                ---------    ---------    ----------    --------    -----------    ---------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains.................          0            0             0         479              0        5,463
     Realized gain (loss).....................   (356,428)    (123,673)      (81,875)    (10,862)        (5,429)      (4,370)
     Unrealized gain (loss)...................    524,015     (592,163)      (91,767)   (138,208)        14,492      (23,571)
                                                ---------    ---------    ----------    --------    -----------    ---------
       Net gain (loss) on investments.........    167,587     (715,836)     (173,642)   (148,591)         9,063      (22,478)
                                                ---------    ---------    ----------    --------    -----------    ---------
          Net (decrease) increase in contract
            owners' equity from operations....  $ 157,530    $(726,356)   $  (93,193)   $(50,703)   $     7,083    $   2,480
                                                =========    =========    ==========    ========    ===========    =========

                                                     RELATIVE VALUE
                                                       SUBACCOUNT
                                                -------------------------
                                                   1999           1998
                                                -----------    ----------
Investment activity:
  Reinvested dividends........................  $    92,781    $   82,693
  Risk & administrative expense (note 4)......     (153,761)      (95,392)
                                                -----------    ----------
       Net investment activity................      (60,980)      (12,699)
                                                -----------    ----------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains.................            0        91,524
     Realized gain (loss).....................      241,198        66,563
     Unrealized gain (loss)...................      434,077     1,016,582
                                                -----------    ----------
       Net gain (loss) on investments.........      675,275     1,174,669
                                                -----------    ----------
          Net (decrease) increase in contract
            owners' equity from operations....  $   614,295    $1,161,970
                                                ===========    ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS

                                  For the Years Ended December 31, 1999 and 1998

                                                       BLUE CHIP                 EQUITY INCOME              HIGH INCOME BOND
                                                       SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                                ------------------------    ------------------------    ------------------------
                                                   1999        1998(a)         1999        1998(a)         1999        1998(a)
                                                ----------    ----------    ----------    ----------    ----------    ----------
Investment activity:
  Reinvested dividends........................   $  9,165      $  1,184      $ 10,011       $  614       $103,449      $ 8,343
  Risk & administrative expense (note 4)......    (20,719)       (2,525)      (11,030)        (220)       (18,210)        (838)
                                                 --------      --------      --------       ------       --------      -------
       Net investment activity................    (11,554)       (1,341)       (1,019)         394         85,239        7,505
                                                 --------      --------      --------       ------       --------      -------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains.................     31,583             0             0            0              0          775
     Realized gain (loss).....................     46,166           532         4,306          215        (21,329)         378
     Unrealized gain (loss)...................    (21,821)       48,463       158,259        6,457        (67,091)      (3,712)
                                                 --------      --------      --------       ------       --------      -------
       Net gain (loss) on investments.........     55,928        48,995       162,565        6,672        (88,420)      (2,559)
                                                 --------      --------      --------       ------       --------      -------
          Net (decrease) increase in contract
            owners' equity from operations....   $ 44,374      $ 47,654      $161,546       $7,066       $ (3,181)     $ 4,946
                                                 ========      ========      ========       ======       ========      =======

                                                     CAPITAL GROWTH
                                                       SUBACCOUNT
                                                ------------------------
                                                   1999        1998(a)
                                                ----------    ----------
Investment activity:
  Reinvested dividends........................  $        0    $       0
  Risk & administrative expense (note 4)......     (48,317)        (294)
                                                ----------    ---------
       Net investment activity................     (48,317)        (294)
                                                ----------    ---------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains.................   1,716,266            0
     Realized gain (loss).....................     957,003       (1,432)
     Unrealized gain (loss)...................   2,785,132       30,958
                                                ----------    ---------
       Net gain (loss) on investments.........   5,458,401       29,526
                                                ----------    ---------
          Net (decrease) increase in contract
            owners' equity from operations....  $5,410,084    $  29,232
                                                ==========    =========

                                                                                DOW TARGET 10
                                              ----------------------------------------------------------------------------------
                                                JANUARY        FEBRUARY       MARCH         APRIL          MAY           JUNE
                                               SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                              ------------    ----------    ----------    ----------    ----------    ----------
                                                1999(b)        1998(b)       1999(b)       1998(b)       1999(b)       1998(b)
                                              ------------    ----------    ----------    ----------    ----------    ----------
Investment activity:
  Reinvested dividends......................  $      6,866     $ 18,796      $ 12,528     $  19,069     $   8,029     $  11,504
  Risk & administrative expense (note 4)....        (3,651)     (14,891)      (12,396)      (15,328)       (6,672)       (8,946)
                                              ------------     --------      --------     ---------     ---------     ---------
       Net investment activity..............         3,215        3,905           132         3,741         1,357         2,558
                                              ------------     --------      --------     ---------     ---------     ---------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains...............         2,452       28,815        36,126        17,860             0             0
     Realized gain (loss)...................        10,503       16,546        16,884       (43,006)      (19,470)       (7,729)
     Unrealized gain (loss).................        (8,237)      10,023       (80,401)     (132,892)     (126,311)     (151,575)
                                              ------------     --------      --------     ---------     ---------     ---------
       Net gain (loss) on investments.......         4,718       55,384       (27,391)     (158,038)     (145,781)     (159,304)
                                              ------------     --------      --------     ---------     ---------     ---------
          Net (decrease) increase in
            contract owners' equity from
            operations......................  $      7,933     $ 59,289      $(27,259)    $(154,297)    $(144,424)    $(156,746)
                                              ============     ========      ========     =========     =========     =========

                                                   DOW TARGET 10
                                              ------------------------
                                                 JULY         AUGUST
                                              SUBACCOUNT    SUBACCOUNT
                                              ----------    ----------
                                               1999(b)       1998(b)
                                              ----------    ----------
Investment activity:
  Reinvested dividends......................  $   10,380    $   8,259
  Risk & administrative expense (note 4)....      (6,227)      (4,268)
                                              ----------    ---------
       Net investment activity..............       4,153        3,991
                                              ----------    ---------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains...............           0            0
     Realized gain (loss)...................     (12,827)     (17,755)
     Unrealized gain (loss).................    (123,094)    (114,144)
                                              ----------    ---------
       Net gain (loss) on investments.......    (135,921)    (131,899)
                                              ----------    ---------
          Net (decrease) increase in
            contract owners' equity from
            operations......................  $ (131,768)   $(127,908)
                                              ==========    =========

---------------

(a) Period from May 1, 1998 date of commencement of operations.

(b) See Note 7.                                                      (continued)

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS

                                  For the Years Ended December 31, 1999 and 1998

                                                             DOW TARGET 10 (CONTINUED)                        DOW TARGET 5
                                                ----------------------------------------------------    ------------------------
                                                SEPTEMBER      OCTOBER       NOVEMBER      DECEMBER     SEPTEMBER      OCTOBER
                                                SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                ----------    ----------    ----------    ----------    ----------    ----------
                                                 1999(b)       1999(b)       1999(b)       1999(b)       1999(b)       1999(b)
                                                ----------    ----------    ----------    ----------    ----------    ----------
Investment activity:
  Reinvested dividends........................  $   9,145     $   9,194      $  4,173      $   832      $      670    $    1,297
  Risk & administrative expense (note 4)......     (4,787)       (3,484)       (1,791)        (589)           (281)         (580)
                                                ---------     ---------      --------      -------      ----------    ----------
       Net investment activity................      4,358         5,710         2,382          243             389           717
                                                ---------     ---------      --------      -------      ----------    ----------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains.................          0             0             0            0               0             0
     Realized gain (loss).....................     (8,391)        1,458           490       (1,437)         (6,411)       (1,590)
     Unrealized gain (loss)...................   (130,265)      (78,580)       (6,279)       9,617         (15,253)      (30,000)
                                                ---------     ---------      --------      -------      ----------    ----------
       Net gain (loss) on investments.........   (138,656)      (77,122)       (5,789)       8,180         (21,664)      (31,590)
                                                ---------     ---------      --------      -------      ----------    ----------
          Net (decrease) increase in contract
            owners' equity from operations....  $(134,298)    $ (71,412)     $ (3,407)     $ 8,423      $  (21,275)   $  (30,873)
                                                =========     =========      ========      =======      ==========    ==========

                                                      DOW TARGET 5
                                                ------------------------
                                                 NOVEMBER      DECEMBER
                                                SUBACCOUNT    SUBACCOUNT
                                                ----------    ----------
                                                 1999(b)       1999(b)
                                                ----------    ----------
Investment activity:
  Reinvested dividends........................   $    437      $    202
  Risk & administrative expense (note 4)......       (191)          (49)
                                                 --------      --------
       Net investment activity................        246           153
                                                 --------      --------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains.................          0             0
     Realized gain (loss).....................        326          (142)
     Unrealized gain (loss)...................     (1,347)          194
                                                 --------      --------
       Net gain (loss) on investments.........     (1,021)           52
                                                 --------      --------
          Net (decrease) increase in contract
            owners' equity from operations....   $   (775)     $    205
                                                 ========      ========

                                                                  MONTGOMERY ASSET                        FIDELITY INVESTMENTS
                                                ----------------------------------------------------    ------------------------
                                                    EMERGING MARKET          SMALL CAP OPPORTUNITY             VIP GROWTH
                                                       SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                                ------------------------    ------------------------    ------------------------
                                                   1999          1998          1999        1998(a)         1999          1998
                                                ----------    ----------    ----------    ----------    ----------    ----------
Investment activity:
  Reinvested dividends........................  $       0     $   1,515      $      0      $     0      $    9,480    $    6,464
  Risk & administrative expense (note 4)......    (10,872)      (10,644)       (1,053)        (204)       (107,075)      (36,874)
                                                ---------     ---------      --------      -------      ----------    ----------
       Net investment activity................    (10,872)       (9,129)       (1,053)        (204)        (97,595)      (30,410)
                                                ---------     ---------      --------      -------      ----------    ----------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains.................          0             0             0            0         596,051       169,084
     Realized gain (loss).....................   (172,773)     (105,907)        5,705        2,069         216,905        32,996
     Unrealized gain (loss)...................    359,922      (288,678)      (10,248)      10,248       2,075,658       805,443
                                                ---------     ---------      --------      -------      ----------    ----------
       Net gain (loss) on investments.........    187,149      (394,585)       (4,543)      12,317       2,888,614     1,007,523
                                                ---------     ---------      --------      -------      ----------    ----------
          Net (decrease) increase in contract
            owners' equity from operations....  $ 176,277     $(403,714)     $ (5,596)     $12,113      $2,791,019    $  977,113
                                                =========     =========      ========      =======      ==========    ==========

                                                  FIDELITY INVESTMENTS
                                                ------------------------
                                                   VIP EQUITY INCOME
                                                       SUBACCOUNT
                                                ------------------------
                                                   1999          1998
                                                ----------    ----------
Investment activity:
  Reinvested dividends........................   $ 87,245      $ 26,915
  Risk & administrative expense (note 4)......    (95,378)      (47,574)
                                                 --------      --------
       Net investment activity................     (8,133)      (20,659)
                                                 --------      --------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains.................    192,859        95,785
     Realized gain (loss).....................     57,650        15,254
     Unrealized gain (loss)...................    (35,430)      217,112
                                                 --------      --------
       Net gain (loss) on investments.........    215,079       328,151
                                                 --------      --------
          Net (decrease) increase in contract
            owners' equity from operations....   $206,946      $307,492
                                                 ========      ========

---------------

(a) Period from May 1, 1998 date of commencement of operations.

(b) See Note 7.                                                      (continued)

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS

                                  For the Years Ended December 31, 1999 and 1998

                                                   FIDELITY INVESTMENTS (CONT.)       JP MORGAN TRUST II
                                                   -----------------------------    ----------------------
                                                       VIP HIGH INCOME BOND             SMALL COMPANY
                                                            SUBACCOUNT                    SUBACCOUNT
                                                   -----------------------------    ----------------------
                                                       1999             1998           1999       1998(a)
                                                   -------------    ------------    ----------    --------
Investment activity:
  Reinvested dividends...........................   $  282,297       $ 104,824      $    1,039    $    714
  Risk & administrative expense (note 4).........      (43,888)        (28,705)        (18,307)     (1,554)
                                                    ----------       ---------      ----------    --------
       Net investment activity...................      238,409          76,119         (17,268)       (840)
                                                    ----------       ---------      ----------    --------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains....................       10,553          66,607          52,780      11,588
     Realized gain (loss)........................     (143,416)        (22,981)         44,699        (689)
     Unrealized gain (loss)......................       86,432        (301,337)        682,935      37,863
                                                    ----------       ---------      ----------    --------
       Net gain (loss) on investments............      (46,431)       (257,711)        780,414      48,762
                                                    ----------       ---------      ----------    --------
          Net (decrease) increase in contract
            owners' equity from operations.......   $  191,978       $(181,592)     $  763,146    $ 47,922
                                                    ==========       =========      ==========    ========

                                                                 JANUS ASPEN SERIES
                                                   -----------------------------------------------
                                                           GROWTH            INTERNATIONAL GROWTH
                                                         SUBACCOUNT               SUBACCOUNT
                                                   ----------------------    ---------------------
                                                      1999       1998(a)        1999       1998(a)
                                                   ----------    --------    ----------    -------
Investment activity:
  Reinvested dividends...........................  $   54,963    $  1,115    $    2,289    $ 1,286
  Risk & administrative expense (note 4).........    (210,236)     (3,888)      (29,968)      (728)
                                                   ----------    --------    ----------    -------
       Net investment activity...................    (155,273)     (2,773)      (27,679)       558
                                                   ----------    --------    ----------    -------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains....................      72,776         139             0         38
     Realized gain (loss)........................     909,173      46,760     2,562,214     14,859
     Unrealized gain (loss)......................   7,169,844     319,539       415,113        139
                                                   ----------    --------    ----------    -------
       Net gain (loss) on investments............   8,151,793     366,438     2,977,327     15,036
                                                   ----------    --------    ----------    -------
          Net (decrease) increase in contract
            owners' equity from operations.......  $7,996,520    $363,665    $2,949,648    $15,594
                                                   ==========    ========    ==========    =======

                                      JANUS ASPEN SERIES (CONTINUED)                       SALOMON VARIABLE FUND SERIES
                             -------------------------------------------------    -----------------------------------------------
                                WORLDWIDE GROWTH               BALANCED                  CAPITAL                TOTAL RETURN
                                   SUBACCOUNT                 SUBACCOUNT                SUBACCOUNT               SUBACCOUNT
                             -----------------------    ----------------------    ----------------------    ---------------------
                                1999        1998(a)        1999       1998(a)        1999       1998(a)        1999       1998(a)
                             ----------    ---------    ----------    --------    ----------    --------    ----------    -------
Investment activity:
  Reinvested dividends.....  $   20,230    $   9,702    $  620,194    $ 48,910    $    5,231    $  1,801    $   36,491    $ 5,362
  Risk & administrative
     expense (note 4)......    (168,310)      (7,118)     (250,604)    (10,847)      (10,222)       (402)      (14,247)      (825)
                             ----------    ---------    ----------    --------    ----------    --------    ----------    -------
       Net investment
          activity.........    (148,080)       2,584       369,590      38,063        (4,991)      1,399        22,244      4,537
                             ----------    ---------    ----------    --------    ----------    --------    ----------    -------
  Realized & Unrealized
     gain (loss) on
     investments:
     Reinvested capital
       gains...............           0        2,416             0       1,137        30,334       3,009             0      1,072
     Realized gain
       (loss)..............   3,244,178       36,214        80,815       8,538        22,197         762          (450)       829
     Unrealized gain
       (loss)..............   6,606,997      186,957     4,754,500     485,789       119,271      17,714       (44,241)     4,184
                             ----------    ---------    ----------    --------    ----------    --------    ----------    -------
       Net gain (loss) on
          investments......   9,851,175      225,587     4,835,315     495,464       171,802      21,485       (44,691)     6,085
                             ----------    ---------    ----------    --------    ----------    --------    ----------    -------
          Net (decrease)
            increase in
            contract
            owners' equity
            from
            operations.....  $9,703,095    $ 228,171    $5,204,905    $533,527    $  166,811    $ 22,884    $  (22,447)   $10,622
                             ==========    =========    ==========    ========    ==========    ========    ==========    =======

---------------

(a) Period from May 1, 1998 date of commencement of operations.      (continued)

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS

                                  For the Years Ended December 31, 1999 and 1998

                                    SALOMON VARIABLE FUND
                                     SERIES (CONTINUED)                         STRONG VARIABLE ANNUITY FUNDS
                                    ---------------------    --------------------------------------------------------------------
                                          INVESTORS              OPPORTUNITY           SCHAFER VALUE           MID-CAP GROWTH
                                         SUBACCOUNT              SUBACCOUNT             SUBACCOUNT               SUBACCOUNT
                                    ---------------------    -------------------    -------------------    ----------------------
                                      1999       1998(a)       1999      1998(a)      1999      1998(a)       1999       1998(a)
                                    ---------    --------    --------    -------    --------    -------    ----------    --------
Investment activity:
  Reinvested dividends............  $   2,294    $  1,601    $      0    $ 1,436    $  3,663    $   139    $    2,045    $      0
  Risk & administrative expense
     (note 4).....................     (6,571)     (1,179)    (20,474)      (963)     (3,312)      (190)      (56,288)     (1,238)
                                    ---------    --------    --------    -------    --------    -------    ----------    --------
       Net investment activity....     (4,277)        422     (20,474)       473         351        (51)      (54,243)     (1,238)
                                    ---------    --------    --------    -------    --------    -------    ----------    --------
  Realized & Unrealized gain
     (loss) on investments:
     Reinvested capital gains.....          0           0      63,194          0      20,517          0             0           0
     Realized gain (loss).........     40,431       1,496     237,823     22,907     (18,877)     1,786       116,343       1,501
     Unrealized gain (loss).......      6,861      23,307     213,263     20,918     (21,364)     3,845     4,314,671     102,974
                                    ---------    --------    --------    -------    --------    -------    ----------    --------
       Net gain (loss) on
          investments.............     47,292      24,803     514,280     43,825     (19,724)     5,631     4,431,014     104,475
                                    ---------    --------    --------    -------    --------    -------    ----------    --------
          Net (decrease) increase
            in contract owners'
            equity from
            operations............  $  43,015    $ 25,225    $493,806    $44,298    $(19,373)   $ 5,580    $4,376,771    $103,237
                                    =========    ========    ========    =======    ========    =======    ==========    ========

                                                                   MORGAN STANLEY UNIVERSAL FUNDS
                                    ---------------------------------------------------------------------------------------------
                                        FIXED INCOME           US REAL ESTATE              VALUE            EMERGING MARKET DEBT
                                         SUBACCOUNT              SUBACCOUNT             SUBACCOUNT               SUBACCOUNT
                                    ---------------------    -------------------    -------------------    ----------------------
                                      1999       1998(a)       1999      1998(a)      1999      1998(a)       1999       1998(a)
                                    ---------    --------    --------    -------    --------    -------    ----------    --------
Investment activity:
  Reinvested dividends............  $ 188,951    $ 14,820    $ 19,531    $ 1,946    $ 10,780    $ 5,516    $   19,202    $    841
  Risk & administrative expense
     (note 4).....................    (30,837)       (836)     (3,075)      (256)     (9,708)    (1,037)         (944)        (14)
                                    ---------    --------    --------    -------    --------    -------    ----------    --------
       Net investment activity....    158,114      13,984      16,456      1,690       1,072      4,479        18,258         827
                                    ---------    --------    --------    -------    --------    -------    ----------    --------
  Realized & Unrealized gain
     (loss) on investments:
     Reinvested capital gains.....        336       5,226           0          0           0      8,977             0           0
     Realized gain (loss).........    (14,276)         13       1,866        (61)        705      1,409         3,051          42
     Unrealized gain (loss).......   (190,943)    (15,285)    (27,171)      (491)    (52,452)      (693)        3,666        (546)
                                    ---------    --------    --------    -------    --------    -------    ----------    --------
       Net gain (loss) on
          investments.............   (204,883)    (10,046)    (25,305)      (552)    (51,747)     9,693         6,717        (504)
                                    ---------    --------    --------    -------    --------    -------    ----------    --------
          Net (decrease) increase
            in contract owners'
            equity from
            operations............  $ (46,769)   $  3,938    $ (8,849)   $ 1,138    $(50,675)   $14,172    $   24,975    $    323
                                    =========    ========    ========    =======    ========    =======    ==========    ========

---------------

(a) Period from May 1, 1998 date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF OPERATIONS

                                  For the Years Ended December 31, 1999 and 1998

                                                                            GOLDMAN SACHS VIT FUNDS
                                                --------------------------------------------------------------------------------
                                                    GROWTH & INCOME              CORE US EQUITY              GLOBAL INCOME
                                                       SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                                ------------------------    ------------------------    ------------------------
                                                   1999        1998(a)         1999        1998(a)         1999        1998(a)
                                                ----------    ----------    ----------    ----------    ----------    ----------
Investment activity:
  Reinvested dividends........................   $ 29,841      $ 6,481       $ 14,688      $ 3,505       $ 23,995      $ 2,398
  Risk & administrative expense (note 4)......    (22,196)      (2,219)       (30,364)      (2,745)        (5,394)        (239)
                                                 --------      -------       --------      -------       --------      -------
       Net investment activity................      7,645        4,262        (15,676)         760         18,601        2,159
                                                 --------      -------       --------      -------       --------      -------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains.................          0            0         51,295            0          3,816          644
     Realized gain (loss).....................      3,654       (1,956)        33,847        1,045         (1,803)          57
     Unrealized gain (loss)...................     31,312       14,203        479,377       79,395        (28,302)      (2,172)
                                                 --------      -------       --------      -------       --------      -------
       Net gain (loss) on investments.........     34,966       12,247        564,519       80,440        (26,289)      (1,471)
                                                 --------      -------       --------      -------       --------      -------
          Net (decrease) increase in contract
            owners' equity from operations....   $ 42,611      $16,509       $548,843      $81,200       $ (7,688)     $   688
                                                 ========      =======       ========      =======       ========      =======

                                                GOLDMAN SACHS VIT FUNDS
                                                ------------------------
                                                     CAPITAL GROWTH
                                                       SUBACCOUNT
                                                ------------------------
                                                   1999        1998(a)
                                                ----------    ----------
Investment activity:
  Reinvested dividends........................   $  3,552      $  2,050
  Risk & administrative expense (note 4)......    (32,824)       (3,490)
                                                 --------      --------
       Net investment activity................    (29,272)       (1,440)
                                                 --------      --------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains.................    101,678             0
     Realized gain (loss).....................     50,556         7,124
     Unrealized gain (loss)...................    557,373       110,809
                                                 --------      --------
       Net gain (loss) on investments.........    709,607       117,933
                                                 --------      --------
          Net (decrease) increase in contract
            owners' equity from operations....   $680,335      $116,493
                                                 ========      ========

                                                LAZARD RETIREMENT FUNDS            SERIES TRUST PAINEWEBBER MUTUAL FUNDS
                                                ------------------------    ----------------------------------------------------
                                                 EMERGING                   STRATEGIC       GROWTH       TACTICAL
                                                  MARKET      SMALL CAP       INCOME       & INCOME     ALLOCATION    SMALL CAP
                                                SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                ----------    ----------    ----------    ----------    ----------    ----------
                                                 1999(c)       1999(c)       1999(c)       1999(c)       1999(c)       1999(c)
                                                ----------    ----------    ----------    ----------    ----------    ----------
Investment activity:
  Reinvested dividends........................   $  3,055      $   164       $  6,575      $     2       $      0      $ 4,148
  Risk & administrative expense (note 4)......     (3,437)        (237)          (285)      (1,688)        (5,601)        (199)
                                                 --------      -------       --------      -------       --------      -------
       Net investment activity................       (382)         (73)         6,290       (1,686)        (5,601)       3,949
                                                 --------      -------       --------      -------       --------      -------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains.................          0        1,772              0            0        139,770            0
     Realized gain (loss).....................      7,541           92             80           20          3,383        3,388
     Unrealized gain (loss)...................    337,023        2,706         (6,631)      49,454         (8,939)       3,630
                                                 --------      -------       --------      -------       --------      -------
       Net gain (loss) on investments.........    344,564        4,570         (6,551)      49,474        134,214        7,018
                                                 --------      -------       --------      -------       --------      -------
          Net (decrease) increase in contract
            owners' equity from operations....   $344,182      $ 4,497       $   (261)     $47,788       $128,613      $10,967
                                                 ========      =======       ========      =======       ========      =======


Investment activity:
  Reinvested dividends........................
  Risk & administrative expense (note 4)......
       Net investment activity................
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains.................
     Realized gain (loss).....................
     Unrealized gain (loss)...................
       Net gain (loss) on investments.........
          Net (decrease) increase in contract
            owners' equity from operations....

---------------

(a) Period from May 1, 1998 date of commencement of operations.

(c) Period from July 1, 1999 date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 1999 and 1998

                                              EQUITY                       MONEY MARKET                       BOND
                                            SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
                                   ----------------------------    ----------------------------    --------------------------
                                       1999            1998            1999            1998           1999           1998
                                   ------------    ------------    ------------    ------------    -----------    -----------
Investment activity:
  Net investment activity........  $   (956,784)   $    189,799    $    915,246    $    390,158    $   541,323    $   437,540
  Reinvested capital gains.......    57,345,763       2,181,204               0               0              0              0
  Realized gain (loss)...........     5,346,789       2,970,607         (26,060)        (14,941)       (59,863)        17,380
  Unrealized gain (loss).........   (40,259,498)       (363,011)              0               0       (608,925)      (152,308)
                                   ------------    ------------    ------------    ------------    -----------    -----------
     Net increase (decrease) in
       contract owners' equity
       from operations...........    21,476,270       4,978,599         889,186         375,217       (127,465)       302,612
                                   ------------    ------------    ------------    ------------    -----------    -----------
Equity transactions:
  Sales:
     Contract purchase
       payments..................    25,012,069      11,458,073      29,651,922      15,381,429      2,622,195      3,493,444
     Transfers from fixed & other
       subaccounts...............    16,149,737       4,018,120     229,183,384      19,865,502      1,928,222      2,139,647
                                   ------------    ------------    ------------    ------------    -----------    -----------
                                     41,161,806      15,476,193     258,835,306      35,246,931      4,550,417      5,633,091
                                   ------------    ------------    ------------    ------------    -----------    -----------
  Redemptions:
     Withdrawals & surrenders
       (note 5)..................    14,754,754       9,328,210       2,370,561         696,570      1,303,792        537,227
     Annuity & death benefit
       payments..................       904,996       1,139,548         219,008          76,055        160,389         34,162
     Transfers to fixed & other
       subaccounts...............    14,120,013       5,629,381     242,655,888      22,718,469      1,948,322      1,120,365
                                   ------------    ------------    ------------    ------------    -----------    -----------
                                     29,779,763      16,097,139     245,245,457      23,491,094      3,412,503      1,691,754
                                   ------------    ------------    ------------    ------------    -----------    -----------
       Net equity transactions...    11,382,043        (620,946)     13,589,849      11,755,837      1,137,914      3,941,337
                                   ------------    ------------    ------------    ------------    -----------    -----------
          Net change in contract
            owners' equity.......    32,858,313       4,357,653      14,479,035      12,131,054      1,010,449      4,243,949
Contract owners' equity:
  Beginning of period............   116,584,418     112,226,765      19,173,429       7,042,375     10,160,426      5,916,477
                                   ------------    ------------    ------------    ------------    -----------    -----------
  End of period..................  $149,442,731    $116,584,418    $ 33,652,464    $ 19,173,429    $11,170,875    $10,160,426
                                   ============    ============    ============    ============    ===========    ===========

                                              OMNI
                                           SUBACCOUNT
                                   ---------------------------
                                       1999           1998
                                   ------------    -----------
Investment activity:
  Net investment activity........  $    850,667    $ 1,357,319
  Reinvested capital gains.......     2,739,976         13,227
  Realized gain (loss)...........     3,764,411      1,000,905
  Unrealized gain (loss).........       348,570         (7,903)
                                   ------------    -----------
     Net increase (decrease) in
       contract owners' equity
       from operations...........     7,703,624      2,363,548
                                   ------------    -----------
Equity transactions:
  Sales:
     Contract purchase
       payments..................     5,481,016     14,036,874
     Transfers from fixed & other
       subaccounts...............     3,819,869      4,779,261
                                   ------------    -----------
                                      9,300,885     18,816,135
                                   ------------    -----------
  Redemptions:
     Withdrawals & surrenders
       (note 5)..................     8,012,870      5,537,165
     Annuity & death benefit
       payments..................       910,200        690,280
     Transfers to fixed & other
       subaccounts...............    15,329,002      4,994,854
                                   ------------    -----------
                                     24,252,072     11,222,299
                                   ------------    -----------
       Net equity transactions...   (14,951,187)     7,593,836
                                   ------------    -----------
          Net change in contract
            owners' equity.......    (7,247,563)     9,957,384
Contract owners' equity:
  Beginning of period............    86,988,408     77,031,024
                                   ------------    -----------
  End of period..................  $ 79,740,845    $86,988,408
                                   ============    ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 1999 and 1998

                                              INTERNATIONAL              CAPITAL APPRECIATION               SMALL CAP
                                                SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                        --------------------------    --------------------------    --------------------------
                                           1999           1998           1999           1998           1999           1998
                                        -----------    -----------    -----------    -----------    -----------    -----------
Investment activity:
  Net investment activity.............  $  (452,341)   $ 1,513,270    $   508,623    $   333,020    $  (389,759)   $  (232,830)
  Reinvested capital gains............            0      2,018,195      2,454,070      1,968,462     14,914,361            339
  Realized gain (loss)................     (385,838)      (317,892)        87,464        115,918      1,152,116         78,725
  Unrealized gain (loss)..............   23,896,749     (1,590,338)    (1,676,010)    (1,450,953)    13,526,439      2,368,444
                                        -----------    -----------    -----------    -----------    -----------    -----------
     Net increase in contract owners'
       equity from operations.........   23,058,570      1,623,235      1,374,147        966,447     29,203,157      2,214,678
                                        -----------    -----------    -----------    -----------    -----------    -----------
Equity transactions:
  Sales:
     Contract purchase payments.......    1,774,337      4,212,543      3,312,067      6,782,541      2,591,619      4,808,408
     Transfers from fixed & other
       subaccounts....................   11,377,983      1,579,613      4,910,798      2,789,751      8,478,358      2,315,389
                                        -----------    -----------    -----------    -----------    -----------    -----------
                                         13,152,320      5,792,156      8,222,865      9,572,292     11,069,977      7,123,797
                                        -----------    -----------    -----------    -----------    -----------    -----------
  Redemptions:
     Withdrawals & surrenders (note
       5).............................    4,665,586      3,698,490      2,329,006        892,779      3,012,698      1,199,702
     Annuity & death benefit
       payments.......................      350,040        330,156        320,878        135,114        273,715        126,555
     Transfers to fixed & other
       subaccounts....................   22,069,694     11,527,756      6,411,425      2,345,418      4,396,009      2,503,007
                                        -----------    -----------    -----------    -----------    -----------    -----------
                                         27,085,320     15,556,402      9,061,309      3,373,311      7,682,422      3,829,264
                                        -----------    -----------    -----------    -----------    -----------    -----------
       Net equity transactions........  (13,933,000)    (9,764,246)      (838,444)     6,198,981      3,387,555      3,294,533
                                        -----------    -----------    -----------    -----------    -----------    -----------
          Net change in contract
            owners' equity............    9,125,570     (8,141,011)       535,703      7,165,428     32,590,712      5,509,211
Contract owners' equity:
  Beginning of period.................   48,879,593     57,020,604     25,818,183     18,652,755     25,836,404     20,327,193
                                        -----------    -----------    -----------    -----------    -----------    -----------
  End of period.......................  $58,005,163    $48,879,593    $26,353,886    $25,818,183    $58,427,116    $25,836,404
                                        ===========    ===========    ===========    ===========    ===========    ===========

                                              INTERNATIONAL
                                              SMALL COMPANY
                                               SUBACCOUNT
                                        -------------------------
                                           1999           1998
                                        -----------    ----------
Investment activity:
  Net investment activity.............  $   (75,308)   $  100,174
  Reinvested capital gains............    1,140,089       475,985
  Realized gain (loss)................       73,689         3,742
  Unrealized gain (loss)..............    4,691,729      (490,547)
                                        -----------    ----------
     Net increase in contract owners'
       equity from operations.........    5,830,199        89,354
                                        -----------    ----------
Equity transactions:
  Sales:
     Contract purchase payments.......      402,014       949,147
     Transfers from fixed & other
       subaccounts....................    2,068,639       458,945
                                        -----------    ----------
                                          2,470,653     1,408,092
                                        -----------    ----------
  Redemptions:
     Withdrawals & surrenders (note
       5).............................      366,129       220,074
     Annuity & death benefit
       payments.......................       51,364        47,792
     Transfers to fixed & other
       subaccounts....................    1,247,550     1,098,960
                                        -----------    ----------
                                          1,665,043     1,366,826
                                        -----------    ----------
       Net equity transactions........      805,610        41,266
                                        -----------    ----------
          Net change in contract
            owners' equity............    6,635,809       130,620
Contract owners' equity:
  Beginning of period.................    5,382,295     5,251,675
                                        -----------    ----------
  End of period.......................  $12,018,104    $5,382,295
                                        ===========    ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 1999 and 1998

                                             AGGRESSIVE GROWTH              CORE GROWTH                GROWTH & INCOME
                                                 SUBACCOUNT                  SUBACCOUNT                   SUBACCOUNT
                                          ------------------------    ------------------------    --------------------------
                                             1999          1998          1999          1998          1999           1998
                                          ----------    ----------    ----------    ----------    -----------    -----------
Investment activity:
  Net investment activity...............  $  (70,010)   $  (65,184)   $  (57,096)   $  (36,181)   $  (275,629)   $    (3,389)
  Reinvested capital gains..............           0       457,472     2,012,148             0      7,053,581              0
  Realized gain (loss)..................    (107,513)        9,963       199,621        50,716        214,196         20,399
  Unrealized gain (loss)................     384,427       (56,102)    2,402,419       286,587     10,001,873        628,348
                                          ----------    ----------    ----------    ----------    -----------    -----------
     Net increase in contract owners'
       equity from operations...........     206,904       346,149     4,557,092       301,122     16,994,021        645,358
                                          ----------    ----------    ----------    ----------    -----------    -----------
Equity transactions:
  Sales:
     Contract purchase payments.........     922,072     2,103,790       436,211       704,175      6,305,080      9,635,432
     Transfers from fixed & other
       subaccounts......................     639,013       622,026     2,922,566       636,425     12,102,960      6,544,063
                                          ----------    ----------    ----------    ----------    -----------    -----------
                                           1,561,085     2,725,816     3,358,777     1,340,600     18,408,040     16,179,495
                                          ----------    ----------    ----------    ----------    -----------    -----------
  Redemptions:
     Withdrawals & surrenders (note
       5)...............................     521,985       302,085       486,302       406,459      1,721,642        488,326
     Annuity & death benefit payments...      35,016        49,662        39,021        63,396        259,601        150,793
     Transfers to fixed & other
       subaccounts......................   1,642,407       751,284     1,182,255     1,249,355      3,620,882      3,265,077
                                          ----------    ----------    ----------    ----------    -----------    -----------
                                           2,199,408     1,103,031     1,707,578     1,719,210      5,602,125      3,904,196
                                          ----------    ----------    ----------    ----------    -----------    -----------
       Net equity transactions..........    (638,323)    1,622,785     1,651,199      (378,610)    12,805,915     12,275,299
                                          ----------    ----------    ----------    ----------    -----------    -----------
          Net change in contract owners'
            equity......................    (431,419)    1,968,934     6,208,291       (77,488)    29,799,936     12,920,657
Contract owners' equity:
  Beginning of period...................   6,784,243     4,815,309     3,416,790     3,494,278     19,357,466      6,436,809
                                          ----------    ----------    ----------    ----------    -----------    -----------
  End of period.........................  $6,352,824    $6,784,243    $9,625,081    $3,416,790    $49,157,402    $19,357,466
                                          ==========    ==========    ==========    ==========    ===========    ===========

                                                 S&P 500 INDEX
                                                  SUBACCOUNT
                                          ---------------------------
                                              1999           1998
                                          ------------    -----------
Investment activity:
  Net investment activity...............  $  1,039,486    $   344,251
  Reinvested capital gains..............     7,391,106      1,546,971
  Realized gain (loss)..................       526,448         67,888
  Unrealized gain (loss)................     7,917,365      3,394,871
                                          ------------    -----------
     Net increase in contract owners'
       equity from operations...........    16,874,405      5,353,981
                                          ------------    -----------
Equity transactions:
  Sales:
     Contract purchase payments.........    23,816,081     13,945,843
     Transfers from fixed & other
       subaccounts......................    43,061,688     14,612,814
                                          ------------    -----------
                                            66,877,769     28,558,657
                                          ------------    -----------
  Redemptions:
     Withdrawals & surrenders (note
       5)...............................     4,523,095        623,902
     Annuity & death benefit payments...       483,763        129,913
     Transfers to fixed & other
       subaccounts......................    13,424,078      3,168,210
                                          ------------    -----------
                                            18,430,936      3,922,025
                                          ------------    -----------
       Net equity transactions..........    48,446,833     24,636,632
                                          ------------    -----------
          Net change in contract owners'
            equity......................    65,321,238     29,990,613
Contract owners' equity:
  Beginning of period...................    36,114,465      6,123,852
                                          ------------    -----------
  End of period.........................  $101,435,703    $36,114,465
                                          ============    ===========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 1999 and 1998

                                                SOCIAL AWARENESS            STRATEGIC INCOME        FIRSTAR GROWTH & INCOME
                                                   SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                            ------------------------    ------------------------    ------------------------
                                               1999          1998          1999          1998          1999          1998
                                            ----------    ----------    ----------    ----------    ----------    ----------
Investment activity:
  Net investment activity.................  $  (10,057)   $  (10,520)   $   80,449    $   97,888    $   (1,980)   $   24,958
  Reinvested capital gains................           0             0             0           479             0         5,463
  Realized gain (loss)....................    (356,428)     (123,673)      (81,875)      (10,862)       (5,429)       (4,370)
  Unrealized gain (loss)..................     524,015      (592,163)      (91,767)     (138,208)       14,492       (23,571)
                                            ----------    ----------    ----------    ----------    ----------    ----------
     Net (decrease) increase in contract
       owners' equity from operations.....     157,530      (726,356)      (93,193)      (50,703)        7,083         2,480
                                            ----------    ----------    ----------    ----------    ----------    ----------
Equity transactions:
  Sales:
     Contract purchase payments...........     126,549     1,707,317        28,821     1,124,332       235,791       898,498
       Transfers from fixed & other
          subaccounts.....................     302,402       727,506       382,507        74,905       260,694       181,594
                                            ----------    ----------    ----------    ----------    ----------    ----------
                                               428,951     2,434,823       411,328     1,199,237       496,485     1,080,092
                                            ----------    ----------    ----------    ----------    ----------    ----------
  Redemptions:
     Withdrawals & surrenders (note 5)....     124,968        23,700        55,267        38,754        69,547        21,647
     Annuity & death benefit payments.....       5,827        21,559        57,609        14,604        13,173         5,443
     Transfers to fixed & other
       subaccounts........................   1,123,518       509,184       832,057       295,666       555,385       321,246
                                            ----------    ----------    ----------    ----------    ----------    ----------
                                             1,254,313       554,443       944,933       349,024       638,105       348,336
                                            ----------    ----------    ----------    ----------    ----------    ----------
       Net equity transactions............    (825,362)    1,880,380      (533,605)      850,213      (141,620)      731,756
                                            ----------    ----------    ----------    ----------    ----------    ----------
          Net change in contract owners'
            equity........................    (667,832)    1,154,024      (626,798)      799,510      (134,537)      734,236
Contract owners' equity:
  Beginning of period.....................   1,964,101       810,077     1,874,581     1,075,071     1,345,772       611,536
                                            ----------    ----------    ----------    ----------    ----------    ----------
  End of period...........................  $1,296,269    $1,964,101    $1,247,783    $1,874,581    $1,211,235    $1,345,772
                                            ==========    ==========    ==========    ==========    ==========    ==========

                                                 RELATIVE VALUE
                                                   SUBACCOUNT
                                            -------------------------
                                               1999           1998
                                            -----------    ----------
Investment activity:
  Net investment activity.................  $   (60,980)   $  (12,699)
  Reinvested capital gains................            0        91,524
  Realized gain (loss)....................      241,198        66,563
  Unrealized gain (loss)..................      434,077     1,016,582
                                            -----------    ----------
     Net (decrease) increase in contract
       owners' equity from operations.....      614,295     1,161,970
                                            -----------    ----------
Equity transactions:
  Sales:
     Contract purchase payments...........    2,071,554     5,754,162
       Transfers from fixed & other
          subaccounts.....................    1,479,471       851,753
                                            -----------    ----------
                                              3,551,025     6,605,915
                                            -----------    ----------
  Redemptions:
     Withdrawals & surrenders (note 5)....      576,228       373,306
     Annuity & death benefit payments.....      211,985        73,267
     Transfers to fixed & other
       subaccounts........................    1,492,473       492,230
                                            -----------    ----------
                                              2,280,686       938,803
                                            -----------    ----------
       Net equity transactions............    1,270,339     5,667,112
                                            -----------    ----------
          Net change in contract owners'
            equity........................    1,884,634     6,829,082
Contract owners' equity:
  Beginning of period.....................    9,995,636     3,166,554
                                            -----------    ----------
  End of period...........................  $11,880,270    $9,995,636
                                            ===========    ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 1999 and 1998

                                  BLUE CHIP               EQUITY INCOME            HIGH INCOME BOND           CAPITAL GROWTH
                                  SUBACCOUNT                SUBACCOUNT                SUBACCOUNT                SUBACCOUNT
                            ----------------------    ----------------------    ----------------------    -----------------------
                               1999       1998(a)        1999       1998(a)        1999       1998(a)        1999        1998(a)
                            ----------    --------    ----------    --------    ----------    --------    -----------    --------
Investment activity:
  Net investment
     activity.............  $  (11,554)   $ (1,341)   $   (1,019)   $    394    $   85,239    $  7,505    $   (48,317)   $   (294)
  Reinvested capital
     gains................      31,583           0             0           0             0         775      1,716,266           0
  Realized gain (loss)....      46,166         532         4,306         215       (21,329)        378        957,003      (1,432)
  Unrealized gain
     (loss)...............     (21,821)     48,463       158,259       6,457       (67,091)     (3,712)     2,785,132      30,958
                            ----------    --------    ----------    --------    ----------    --------    -----------    --------
     Net (decrease)
       increase in
       contract owners'
       equity from
       operations.........      44,374      47,654       161,546       7,066        (3,181)      4,946      5,410,084      29,232
                            ----------    --------    ----------    --------    ----------    --------    -----------    --------
Equity transactions:
  Sales:
     Contract purchase
       payments...........   1,044,152     628,613     1,192,132      28,016     1,574,944     386,877      5,496,463      75,300
     Transfers from fixed
       & other
       subaccounts........   2,159,098     194,014     1,155,324      80,100     1,812,439      58,490     15,764,744      72,481
                            ----------    --------    ----------    --------    ----------    --------    -----------    --------
                             3,203,250     822,627     2,347,456     108,116     3,387,383     445,367     21,261,207     147,781
                            ----------    --------    ----------    --------    ----------    --------    -----------    --------
  Redemptions:
     Withdrawals &
       surrenders (note
       5).................      18,068       2,746        63,607           0        98,890          82        227,730           0
     Annuity & death
       benefit payments...      11,695         223        20,326           0        26,002         127         28,233          61
     Transfers to fixed &
       other
       subaccounts........   1,230,926      36,502       458,386      15,487     1,154,970       2,292     11,054,854           0
                            ----------    --------    ----------    --------    ----------    --------    -----------    --------
                             1,260,689      39,471       542,319      15,487     1,279,862       2,501     11,310,817          61
                            ----------    --------    ----------    --------    ----------    --------    -----------    --------
       Net equity
          transactions....   1,942,561     783,156     1,805,137      92,629     2,107,521     442,866      9,950,390     147,720
                            ----------    --------    ----------    --------    ----------    --------    -----------    --------
          Net change in
            contract
            owners'
            equity........   1,986,935     830,810     1,966,683      99,695     2,104,340     447,812     15,360,474     176,952
Contract owners' equity:
  Beginning of period.....     830,810           0        99,695           0       447,812           0        176,952           0
                            ----------    --------    ----------    --------    ----------    --------    -----------    --------
  End of period...........  $2,817,745    $830,810    $2,066,378    $ 99,695    $2,552,152    $447,812    $15,537,426    $176,952
                            ==========    ========    ==========    ========    ==========    ========    ===========    ========

---------------

(a) Period From May 1, 1998 date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 1999 and 1998

                                                                                DOW TARGET 10
                                               --------------------------------------------------------------------------------
                                                JANUARY       FEBRUARY       MARCH         APRIL          MAY           JUNE
                                               SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                               ----------    ----------    ----------    ----------    ----------    ----------
                                                1999(b)       1999(b)       1999(b)       1999(b)       1999(b)       1999(b)
                                               ----------    ----------    ----------    ----------    ----------    ----------
Investment activity:
  Net investment activity....................   $  3,215     $    3,905    $      132    $    3,741     $  1,357     $    2,558
  Reinvested capital gains...................      2,452         28,815        36,126        17,860            0              0
  Realized gain (loss).......................     10,503         16,546        16,884       (43,006)     (19,470)        (7,729)
  Unrealized gain (loss).....................     (8,237)        10,023       (80,401)     (132,892)    (126,311)      (151,575)
                                                --------     ----------    ----------    ----------     --------     ----------
     Net (decrease) increase in contract
       owners' equity from operations........      7,933         59,289       (27,259)     (154,297)    (144,424)      (156,746)
                                                --------     ----------    ----------    ----------     --------     ----------
Equity transactions:
  Sales:
     Contract purchase payments..............    200,397      1,012,314       945,408     1,305,621      458,581        871,329
     Transfers from fixed & other
       subaccounts...........................    161,557        278,967       300,764       878,665      618,700        788,856
                                                --------     ----------    ----------    ----------     --------     ----------
                                                 361,954      1,291,281     1,246,172     2,184,286    1,077,281      1,660,185
                                                --------     ----------    ----------    ----------     --------     ----------
  Redemptions:
     Withdrawals & surrenders (note 5).......      1,675         26,995        17,077        20,253        7,892         10,313
     Annuity & death benefit payments........         59         18,346         4,193         5,595           63          6,076
     Transfers to fixed & other
       subaccounts...........................     17,072        144,588       181,722       748,534      208,439        330,090
                                                --------     ----------    ----------    ----------     --------     ----------
                                                  18,806        189,929       202,992       774,382      216,394        346,479
                                                --------     ----------    ----------    ----------     --------     ----------
       Net equity transactions...............    343,148      1,101,352     1,043,180     1,409,904      860,887      1,313,706
                                                --------     ----------    ----------    ----------     --------     ----------
          Net change in contract owners'
            equity...........................    351,081      1,160,641     1,015,921     1,255,607      716,463      1,156,960
Contract owners' equity:
  Beginning of period........................          0              0             0             0            0              0
                                                --------     ----------    ----------    ----------     --------     ----------
  End of period..............................   $351,081     $1,160,641    $1,015,921    $1,255,607     $716,463     $1,156,960
                                                ========     ==========    ==========    ==========     ========     ==========

                                                    DOW TARGET 10
                                               ------------------------
                                                  JULY         AUGUST
                                               SUBACCOUNT    SUBACCOUNT
                                               ----------    ----------
                                                1999(b)       1999(b)
                                               ----------    ----------
Investment activity:
  Net investment activity....................   $  4,153      $  3,991
  Reinvested capital gains...................          0             0
  Realized gain (loss).......................    (12,827)      (17,755)
  Unrealized gain (loss).....................   (123,094)     (114,144)
                                                --------      --------
     Net (decrease) increase in contract
       owners' equity from operations........   (131,768)     (127,908)
                                                --------      --------
Equity transactions:
  Sales:
     Contract purchase payments..............    501,575       367,266
     Transfers from fixed & other
       subaccounts...........................  1,014,887       731,632
                                                --------      --------
                                               1,516,462     1,098,898
                                                --------      --------
  Redemptions:
     Withdrawals & surrenders (note 5).......      7,691         9,986
     Annuity & death benefit payments........      3,453         5,854
     Transfers to fixed & other
       subaccounts...........................    384,457       150,804
                                                --------      --------
                                                 395,601       166,644
                                                --------      --------
       Net equity transactions...............  1,120,861       932,254
                                                --------      --------
          Net change in contract owners'
            equity...........................    989,093       804,346
Contract owners' equity:
  Beginning of period........................          0             0
                                                --------      --------
  End of period..............................   $989,093      $804,346
                                                ========      ========

---------------

(b) See Note 7.                                                      (continued)

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 1999 and 1998

                                                            DOW TARGET 10 (CONTINUED)                        DOW TARGET 5
                                               ----------------------------------------------------    ------------------------
                                               SEPTEMBER      OCTOBER       NOVEMBER      DECEMBER     SEPTEMBER      OCTOBER
                                               SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                               ----------    ----------    ----------    ----------    ----------    ----------
                                                1999(b)       1999(b)       1999(b)       1999(b)       1999(b)       1999(b)
                                               ----------    ----------    ----------    ----------    ----------    ----------
Investment activity:
  Net investment activity....................  $    4,358    $    5,710    $    2,382    $      243     $    389      $    717
  Reinvested capital gains...................           0             0             0             0            0             0
  Realized gain (loss).......................      (8,391)        1,458           490        (1,437)      (6,411)       (1,590)
  Unrealized gain (loss).....................    (130,265)      (78,580)       (6,279)        9,617      (15,253)      (30,000)
                                               ----------    ----------    ----------    ----------     --------      --------
     Net (decrease) increase in contract
       owners' equity from operations........    (134,298)      (71,412)       (3,407)        8,423      (21,275)      (30,873)
                                               ----------    ----------    ----------    ----------     --------      --------
Equity transactions:
  Sales:
     Contract purchase payments..............     379,565       282,149       209,621       198,309       87,966       176,832
     Transfers from fixed & other
       subaccounts...........................   1,323,662     1,229,320     1,154,415     1,081,715       14,629        39,265
                                               ----------    ----------    ----------    ----------     --------      --------
                                                1,703,227     1,511,469     1,364,036     1,280,024      102,595       216,097
                                               ----------    ----------    ----------    ----------     --------      --------
  Redemptions:
     Withdrawals & surrenders (note 5).......       1,883           632           115           102            0            58
     Annuity & death benefit payments........         465            28            22           434            0             6
     Transfers to fixed & other
       subaccounts...........................      99,775        44,224        34,012        27,276          510             0
                                               ----------    ----------    ----------    ----------     --------      --------
                                                  102,123        44,884        34,149        27,812          510            64
                                               ----------    ----------    ----------    ----------     --------      --------
       Net equity transactions...............   1,601,104     1,466,585     1,329,887     1,252,212      102,085       216,033
                                               ----------    ----------    ----------    ----------     --------      --------
          Net change in contract owners'
            equity...........................   1,466,806     1,395,173     1,326,480     1,260,635       80,810       185,160
Contract owners' equity:
  Beginning of period........................           0             0             0             0            0             0
                                               ----------    ----------    ----------    ----------     --------      --------
  End of period..............................  $1,466,806    $1,395,173    $1,326,480    $1,260,635     $ 80,810      $185,160
                                               ==========    ==========    ==========    ==========     ========      ========

                                                     DOW TARGET 5
                                               ------------------------
                                                NOVEMBER      DECEMBER
                                               SUBACCOUNT    SUBACCOUNT
                                               ----------    ----------
                                                1999(b)       1999(b)
                                               ----------    ----------
Investment activity:
  Net investment activity....................   $    246      $    153
  Reinvested capital gains...................          0             0
  Realized gain (loss).......................        326          (142)
  Unrealized gain (loss).....................     (1,347)          194
                                                --------      --------
     Net (decrease) increase in contract
       owners' equity from operations........       (775)          205
                                                --------      --------
Equity transactions:
  Sales:
     Contract purchase payments..............     61,551        50,081
     Transfers from fixed & other
       subaccounts...........................     42,794        68,548
                                                --------      --------
                                                 104,345       118,629
                                                --------      --------
  Redemptions:
     Withdrawals & surrenders (note 5).......          0             0
     Annuity & death benefit payments........          0             7
     Transfers to fixed & other
       subaccounts...........................          0        12,648
                                                --------      --------
                                                       0        12,655
                                                --------      --------
       Net equity transactions...............    104,345       105,974
                                                --------      --------
          Net change in contract owners'
            equity...........................    103,570       106,179
Contract owners' equity:
  Beginning of period........................          0             0
                                                --------      --------
  End of period..............................   $103,570      $106,179
                                                ========      ========

---------------

(b) See Note 7.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 1999 and 1998

                                                                MONTGOMERY ASSET                       FIDELITY INVESTMENTS
                                                -------------------------------------------------    -------------------------
                                                    EMERGING MARKET        SMALL CAP OPPORTUNITY            VIP GROWTH
                                                      SUBACCOUNT                 SUBACCOUNT                 SUBACCOUNT
                                                -----------------------    ----------------------    -------------------------
                                                   1999         1998         1999        1998(a)        1999           1998
                                                ----------    ---------    ---------    ---------    -----------    ----------
Investment activity:
  Net investment activity.....................  $  (10,872)   $  (9,129)   $ (1,053)    $   (204)    $   (97,595)   $  (30,410)
  Reinvested capital gains....................           0            0           0            0         596,051       169,084
  Realized gain (loss)........................    (172,773)    (105,907)      5,705        2,069         216,905        32,996
  Unrealized gain (loss)......................     359,922     (288,678)    (10,248)      10,248       2,075,658       805,443
                                                ----------    ---------    --------     --------     -----------    ----------
     Net (decrease) increase in contract
       owners' equity from operations.........     176,277     (403,714)     (5,596)      12,113       2,791,019       977,113
                                                ----------    ---------    --------     --------     -----------    ----------
Equity transactions:
  Sales:
     Contract purchase payments...............     161,704      328,559      33,949       91,968       2,938,186     2,574,916
     Transfers from fixed & other
       subaccounts............................     624,789      383,220     132,949       15,485       3,414,568       662,152
                                                ----------    ---------    --------     --------     -----------    ----------
                                                   786,493      711,779     166,898      107,453       6,352,754     3,237,068
                                                ----------    ---------    --------     --------     -----------    ----------
  Redemptions:
     Withdrawals & surrenders (note 5)........      16,290        5,958       1,328            0         182,126        54,773
     Annuity & death benefit payments.........       2,227        1,979         595       16,664          11,538        12,293
     Transfers to fixed & other subaccounts...   1,669,125      407,864     249,840       12,441       1,779,405       638,827
                                                ----------    ---------    --------     --------     -----------    ----------
                                                 1,687,642      415,801     251,763       29,105       1,973,069       705,893
                                                ----------    ---------    --------     --------     -----------    ----------
       Net equity transactions................    (901,149)     295,978     (84,865)      78,348       4,379,685     2,531,175
                                                ----------    ---------    --------     --------     -----------    ----------
          Net change in contract owners'
            equity............................    (724,872)    (107,736)    (90,461)      90,461       7,170,704     3,508,288
Contract owners' equity:
  Beginning of period.........................     724,872      832,608      90,461            0       4,523,170     1,014,882
                                                ----------    ---------    --------     --------     -----------    ----------
  End of period...............................  $        0    $ 724,872    $      0     $ 90,461     $11,693,874    $4,523,170
                                                ==========    =========    ========     ========     ===========    ==========

                                                  FIDELITY INVESTMENTS
                                                ------------------------
                                                   VIP EQUITY INCOME
                                                       SUBACCOUNT
                                                ------------------------
                                                   1999          1998
                                                ----------    ----------
Investment activity:
  Net investment activity.....................  $   (8,133)   $  (20,659)
  Reinvested capital gains....................     192,859        95,785
  Realized gain (loss)........................      57,650        15,254
  Unrealized gain (loss)......................     (35,430)      217,112
                                                ----------    ----------
     Net (decrease) increase in contract
       owners' equity from operations.........     206,946       307,492
                                                ----------    ----------
Equity transactions:
  Sales:
     Contract purchase payments...............   2,272,614     3,306,327
     Transfers from fixed & other
       subaccounts............................   1,607,105       668,846
                                                ----------    ----------
                                                 3,879,719     3,975,173
                                                ----------    ----------
  Redemptions:
     Withdrawals & surrenders (note 5)........     304,666        71,218
     Annuity & death benefit payments.........      48,489         3,399
     Transfers to fixed & other subaccounts...   1,440,670       390,802
                                                ----------    ----------
                                                 1,793,825       465,419
                                                ----------    ----------
       Net equity transactions................   2,085,894     3,509,754
                                                ----------    ----------
          Net change in contract owners'
            equity............................   2,292,840     3,817,246
Contract owners' equity:
  Beginning of period.........................   5,489,577     1,672,331
                                                ----------    ----------
  End of period...............................  $7,782,417    $5,489,577
                                                ==========    ==========

---------------

(a) Period From May 1, 1998 date of commencement of operations.      (continued)

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 1999 and 1998

                                             FIDELITY INVESTMENTS (CONT.)      JP MORGAN TRUST II         JANUS ASPEN SERIES
                                             ----------------------------    ----------------------    -------------------------
                                                 VIP HIGH INCOME BOND            SMALL COMPANY                  GROWTH
                                                      SUBACCOUNT                   SUBACCOUNT                 SUBACCOUNT
                                             ----------------------------    ----------------------    -------------------------
                                                 1999            1998           1999       1998(a)        1999         1998(a)
                                             ------------    ------------    ----------    --------    -----------    ----------
Investment activity:
  Net investment activity..................   $  238,409      $   76,119     $  (17,268)   $   (840)   $  (155,273)   $   (2,773)
  Reinvested capital gains.................       10,553          66,607         52,780      11,588         72,776           139
  Realized gain (loss).....................     (143,416)        (22,981)        44,699        (689)       909,173        46,760
  Unrealized gain (loss)...................       86,432        (301,337)       682,935      37,863      7,169,844       319,539
                                              ----------      ----------     ----------    --------    -----------    ----------
     Net (decrease) increase in contract
       owners' equity from operations......      191,978        (181,592)       763,146      47,922      7,996,520       363,665
                                              ----------      ----------     ----------    --------    -----------    ----------
Equity transactions:
  Sales:
     Contract purchase payments............      806,818       1,709,242        872,645     539,440     20,214,291     1,505,041
     Transfers from fixed & other
       subaccounts.........................      348,330         333,556      1,135,507      73,249     34,106,267     1,737,064
                                              ----------      ----------     ----------    --------    -----------    ----------
                                               1,155,148       2,042,798      2,008,152     612,689     54,320,558     3,242,105
                                              ----------      ----------     ----------    --------    -----------    ----------
  Redemptions:
       Withdrawals & surrenders (note 5)...       59,847          26,465         21,266         609        377,238            61
     Annuity & death benefit payments......        7,397             791         39,267         116        163,408           185
     Transfers to fixed & other
       subaccounts.........................    1,717,401         125,389        719,119       3,384     18,329,315     1,188,160
                                              ----------      ----------     ----------    --------    -----------    ----------
                                               1,784,645         152,645        779,652       4,109     18,869,961     1,188,406
                                              ----------      ----------     ----------    --------    -----------    ----------
       Net equity transactions.............     (629,497)      1,890,153      1,228,500     608,580     35,450,597     2,053,699
                                              ----------      ----------     ----------    --------    -----------    ----------
          Net change in contract owners'
            equity.........................     (437,519)      1,708,561      1,991,646     656,502     43,447,117     2,417,364
Contract owners' equity:
  Beginning of period......................    3,096,886       1,388,325        656,502           0      2,417,364             0
                                              ----------      ----------     ----------    --------    -----------    ----------
  End of period............................   $2,659,367      $3,096,886     $2,648,148    $656,502    $45,864,481    $2,417,364
                                              ==========      ==========     ==========    ========    ===========    ==========

                                                 JANUS ASPEN SERIES
                                             --------------------------
                                                INTERNATIONAL GROWTH
                                                     SUBACCOUNT
                                             --------------------------
                                                 1999         1998(a)
                                             ------------    ----------
Investment activity:
  Net investment activity..................  $    (27,679)   $      558
  Reinvested capital gains.................             0            38
  Realized gain (loss).....................     2,562,214        14,859
  Unrealized gain (loss)...................       415,113           139
                                             ------------    ----------
     Net (decrease) increase in contract
       owners' equity from operations......     2,949,648        15,594
                                             ------------    ----------
Equity transactions:
  Sales:
     Contract purchase payments............     1,992,870       119,362
     Transfers from fixed & other
       subaccounts.........................   126,717,473     4,506,289
                                             ------------    ----------
                                              128,710,343     4,625,651
                                             ------------    ----------
  Redemptions:
       Withdrawals & surrenders (note 5)...        13,013            59
     Annuity & death benefit payments......         7,005        16,112
     Transfers to fixed & other
       subaccounts.........................   123,940,423     4,399,733
                                             ------------    ----------
                                              123,960,441     4,415,904
                                             ------------    ----------
       Net equity transactions.............     4,749,902       209,747
                                             ------------    ----------
          Net change in contract owners'
            equity.........................     7,699,550       225,341
Contract owners' equity:
  Beginning of period......................       225,341             0
                                             ------------    ----------
  End of period............................  $  7,924,891    $  225,341
                                             ============    ==========

---------------

(a) Period From May 1, 1998 date of commencement of operations.      (continued)

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 1999 and 1998

                                                           JANUS ASPEN SERIES (CONTINUED)
                                               ------------------------------------------------------
                                                   WORLDWIDE GROWTH                 BALANCED
                                                      SUBACCOUNT                   SUBACCOUNT
                                               -------------------------    -------------------------
                                                  1999         1998(a)         1999         1998(a)
                                               -----------    ----------    -----------    ----------
Investment activity:
  Net investment activity....................  $  (148,080)   $    2,584    $   369,590    $   38,063
  Reinvested capital gains...................            0         2,416              0         1,137
  Realized gain (loss).......................    3,244,178        36,214         80,815         8,538
  Unrealized gain (loss).....................    6,606,997       186,957      4,754,500       485,789
                                               -----------    ----------    -----------    ----------
     Net (decrease) increase in contract
       owners' equity from operations........    9,703,095       228,171      5,204,905       533,527
                                               -----------    ----------    -----------    ----------
Equity transactions:
  Sales:
     Contract purchase payments..............   11,893,823     1,786,575     17,278,295     2,648,081
     Transfers from fixed & other
       subaccounts...........................   67,372,289     3,425,697     18,879,362     1,383,055
                                               -----------    ----------    -----------    ----------
                                                79,266,112     5,212,272     36,157,657     4,031,136
                                               -----------    ----------    -----------    ----------
  Redemptions:
     Withdrawals & surrenders (note 5).......      241,675        30,747        465,955        18,758
     Annuity & death benefit payments........      101,164           252        411,693         6,210
     Transfers to fixed & other
       subaccounts...........................   57,781,886     2,697,114      4,231,505       294,535
                                               -----------    ----------    -----------    ----------
                                                58,124,725     2,728,113      5,109,153       319,503
                                               -----------    ----------    -----------    ----------
       Net equity transactions...............   21,141,387     2,484,159     31,048,504     3,711,633
                                               -----------    ----------    -----------    ----------
          Net change in contract owners'
            equity...........................   30,844,482     2,712,330     36,253,409     4,245,160
Contract owners' equity:
  Beginning of period........................    2,712,330             0      4,245,160            --
                                               -----------    ----------    -----------    ----------
  End of period..............................  $33,556,812    $2,712,330    $40,498,569    $4,245,160
                                               ===========    ==========    ===========    ==========

                                                         SALOMON VARIABLE FUND SERIES
                                               ------------------------------------------------
                                                      CAPITAL                 TOTAL RETURN
                                                     SUBACCOUNT                SUBACCOUNT
                                               ----------------------    ----------------------
                                                  1999       1998(a)        1999       1998(a)
                                               ----------    --------    ----------    --------
Investment activity:
  Net investment activity....................  $   (4,991)   $  1,399    $   22,244    $  4,537
  Reinvested capital gains...................      30,334       3,009             0       1,072
  Realized gain (loss).......................      22,197         762          (450)        829
  Unrealized gain (loss).....................     119,271      17,714       (44,241)      4,184
                                               ----------    --------    ----------    --------
     Net (decrease) increase in contract
       owners' equity from operations........     166,811      22,884       (22,447)     10,622
                                               ----------    --------    ----------    --------
Equity transactions:
  Sales:
     Contract purchase payments..............     361,765     233,419       694,967     232,678
     Transfers from fixed & other
       subaccounts...........................     443,408      42,434       819,204     151,291
                                               ----------    --------    ----------    --------
                                                  805,173     275,853     1,514,171     383,969
                                               ----------    --------    ----------    --------
  Redemptions:
     Withdrawals & surrenders (note 5).......      15,782           0        28,332           0
     Annuity & death benefit payments........       6,995         107        10,605           0
     Transfers to fixed & other
       subaccounts...........................     137,987           0       403,922      19,970
                                               ----------    --------    ----------    --------
                                                  160,764         107       442,859      19,970
                                               ----------    --------    ----------    --------
       Net equity transactions...............     644,409     275,746     1,071,312     363,999
                                               ----------    --------    ----------    --------
          Net change in contract owners'
            equity...........................     811,220     298,630     1,048,865     374,621
Contract owners' equity:
  Beginning of period........................     298,630           0       374,621           0
                                               ----------    --------    ----------    --------
  End of period..............................  $1,109,850    $298,630    $1,423,486    $374,621
                                               ==========    ========    ==========    ========

---------------

(a) Period From May 1, 1998 date of commencement of operations.      (continued)

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 1999 and 1998

                                 SALOMON VARIABLE
                             FUND SERIES (CONTINUED)                          STRONG VARIABLE ANNUITY FUNDS
                             ------------------------    ------------------------------------------------------------------------
                                    INVESTORS                 OPPORTUNITY             SCHAFER VALUE           MID-CAP GROWTH
                                    SUBACCOUNT                 SUBACCOUNT              SUBACCOUNT               SUBACCOUNT
                             ------------------------    ----------------------    -------------------    -----------------------
                                1999        1998(a)         1999       1998(a)       1999      1998(a)       1999        1998(a)
                             ----------    ----------    ----------    --------    --------    -------    -----------    --------
Investment activity:
  Net investment
     activity..............   $ (4,277)     $    422     $  (20,474)  $     473    $    351    $   (51)   $   (54,243)   $ (1,238)
  Reinvested capital
     gains.................          0             0         63,194           0      20,517          0              0           0
  Realized gain (loss).....     40,431         1,496        237,823      22,907     (18,877)     1,786        116,343       1,501
  Unrealized gain (loss)...      6,861        23,307        213,263      20,918     (21,364)     3,845      4,314,671     102,974
                              --------      --------     ----------   ---------    --------    -------    -----------    --------
     Net (decrease)
       increase in contract
       owners' equity from
       operations..........     43,015        25,225        493,806      44,298     (19,373)     5,580      4,376,771     103,237
                              --------      --------     ----------   ---------    --------    -------    -----------    --------
Equity transactions:
  Sales:
     Contract purchase
       payments............    129,273       333,783        999,849     234,597     348,609     35,791      5,761,739     360,069
     Transfers from fixed &
       other subaccounts...    498,295        36,621     21,109,585   1,443,032     217,227     24,309      6,524,833     158,068
                              --------      --------     ----------   ---------    --------    -------    -----------    --------
                               627,568       370,404     22,109,434   1,677,629     565,836     60,100     12,286,572     518,137
                              --------      --------     ----------   ---------    --------    -------    -----------    --------
  Redemptions:
     Withdrawals &
       surrenders (note
       5)..................      8,362           272         11,226           0       2,212          0         79,426           0
     Annuity & death
       benefit payments....     76,442           186          2,830      15,648       3,462          0         42,880           0
     Transfers to fixed &
       other subaccounts...    526,995         1,999     20,445,637     930,499      65,566     15,411      1,821,107       9,656
                              --------      --------     ----------   ---------    --------    -------    -----------    --------
                               611,799         2,457     20,459,693     946,147      71,240     15,411      1,943,413       9,656
                              --------      --------     ----------   ---------    --------    -------    -----------    --------
       Net equity
          transactions.....     15,769       367,947      1,649,741     731,482     494,596     44,689     10,343,159     508,481
                              --------      --------     ----------   ---------    --------    -------    -----------    --------
          Net change in
            contract
            owners'
            equity.........     58,784       393,172      2,143,547     775,780     475,223     50,269     14,719,930     611,718
Contract owners' equity:
  Beginning of period......    393,172             0        775,780           0      50,269          0        611,718           0
                              --------      --------     ----------   ---------    --------    -------    -----------    --------
  End of period............   $451,956      $393,172     $2,919,327    $775,780    $525,492    $50,269    $15,331,648    $611,718
                              ========      ========     ==========   =========    ========    =======    ===========    ========

---------------

(a) Period From May 1, 1998 date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 1999 and 1998

                                                                   MORGAN STANLEY UNIVERSAL FUNDS
                                    ---------------------------------------------------------------------------------------------
                                         FIXED INCOME           US REAL ESTATE              VALUE            EMERGING MARKET DEBT
                                          SUBACCOUNT              SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                    ----------------------    -------------------    --------------------    --------------------
                                       1999       1998(a)       1999      1998(a)      1999      1998(a)       1999       1998(a)
                                    ----------    --------    --------    -------    --------    --------    ---------    -------
Investment activity:
  Net investment activity.........  $  158,114    $ 13,984    $ 16,456    $ 1,690    $  1,072    $  4,479    $ 18,258     $  827
  Reinvested capital gains........         336       5,226           0          0           0       8,977           0          0
  Realized gain (loss)............     (14,276)         13       1,866        (61)        705       1,409       3,051         42
  Unrealized gain (loss)..........    (190,943)    (15,285)    (27,171)      (491)    (52,452)       (693)      3,666       (546)
                                    ----------    --------    --------    -------    --------    --------    --------     ------
     Net (decrease) increase in
       contract owners' equity
       from operations............     (46,769)      3,938      (8,849)     1,138     (50,675)     14,172      24,975        323
                                    ----------    --------    --------    -------    --------    --------    --------     ------
Equity transactions:
  Sales:
     Contract purchase payments...   1,146,361     315,893      35,746     58,605     322,933     264,759      45,177      6,757
     Transfers from fixed & other
       subaccounts................   4,467,822     335,255     459,951     27,072     461,168     146,186     122,702        519
                                    ----------    --------    --------    -------    --------    --------    --------     ------
                                     5,614,183     651,148     495,697     85,677     784,101     410,945     167,879      7,276
                                    ----------    --------    --------    -------    --------    --------    --------     ------
  Redemptions:
     Withdrawals & surrenders
       (note 5)...................      98,815         253       2,487          0      51,732           0           0          0
     Annuity & death benefit
       payments...................      52,395          49       2,062          0       2,834         137          15          0
     Transfers to fixed & other
       subaccounts................   1,775,199     112,159     126,136        169     196,885       2,952      20,413          0
                                    ----------    --------    --------    -------    --------    --------    --------     ------
                                     1,926,409     112,461     130,685        169     251,451       3,089      20,428          0
                                    ----------    --------    --------    -------    --------    --------    --------     ------
       Net equity transactions....   3,687,774     538,687     365,012     85,508     532,650     407,856     147,451      7,276
                                    ----------    --------    --------    -------    --------    --------    --------     ------
          Net change in contract
            owners' equity........   3,641,005     542,625     356,163     86,646     481,975     422,028     172,426      7,599
Contract owners' equity:
  Beginning of period.............     542,625           0      86,646          0     422,028           0       7,599          0
                                    ----------    --------    --------    -------    --------    --------    --------     ------
  End of period...................  $4,183,630    $542,625    $442,809    $86,646    $904,003    $422,028    $180,025     $7,599
                                    ==========    ========    ========    =======    ========    ========    ========     ======

---------------

(a) Period From May 1, 1998 date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 1999 and 1998

                                                                    GOLDMAN SACHS VIT FUNDS
                              ---------------------------------------------------------------------------------------------------
                                 GROWTH & INCOME            CORE US EQUITY           GLOBAL INCOME            CAPITAL GROWTH
                                    SUBACCOUNT                SUBACCOUNT              SUBACCOUNT                SUBACCOUNT
                              ----------------------    ----------------------    -------------------    ------------------------
                                 1999       1998(a)        1999       1998(a)       1999      1998(a)       1999        1998(a)
                              ----------    --------    ----------    --------    --------    -------    ----------    ----------
Investment activity:
  Net investment activity...  $    7,645    $  4,262    $  (15,676)   $    760    $ 18,601    $ 2,159    $  (29,272)   $   (1,440)
  Reinvested capital
     gains..................           0           0        51,295           0       3,816        644       101,678             0
  Realized gain (loss)......       3,654      (1,956)       33,847       1,045      (1,803)        57        50,556         7,124
  Unrealized gain (loss)....      31,312      14,203       479,377      79,395     (28,302)    (2,172)      557,373       110,809
                              ----------    --------    ----------    --------    --------    -------    ----------    ----------
     Net increase (decrease)
       in contract owners'
       equity from
       operations...........      42,611      16,509       548,843      81,200      (7,688)       688       680,335       116,493
                              ----------    --------    ----------    --------    --------    -------    ----------    ----------
Equity transactions:
  Sales:
     Contract purchase
       payments.............     963,704     668,643     1,977,906     760,740     334,572     75,695     1,266,179       781,171
     Transfers from fixed &
       other subaccounts....   1,701,472      92,384     1,876,140      74,272     526,733      6,926     2,113,668       213,959
                              ----------    --------    ----------    --------    --------    -------    ----------    ----------
                               2,665,176     761,027     3,854,046     835,012     861,305     82,621     3,379,847       995,130
                              ----------    --------    ----------    --------    --------    -------    ----------    ----------
  Redemptions:
     Withdrawals &
       surrenders (note
       5)...................      30,748         150        90,270         249      16,154          0        31,676         9,036
     Annuity & death benefit
       payments.............      24,514         150         7,318      24,187       6,233          0        24,551         3,393
     Transfers to fixed &
       other subaccounts....     629,714      29,603       333,627      42,315     150,940        766       598,356        40,314
                              ----------    --------    ----------    --------    --------    -------    ----------    ----------
                                 684,976      29,903       431,215      66,751     173,327        766       654,583        52,743
                              ----------    --------    ----------    --------    --------    -------    ----------    ----------
       Net equity
          transactions......   1,980,200     731,124     3,422,831     768,261     687,978     81,855     2,725,264       942,387
                              ----------    --------    ----------    --------    --------    -------    ----------    ----------
          Net change in
            contract owners'
            equity..........   2,022,811     747,633     3,971,674     849,461     680,290     82,543     3,405,599     1,058,880
Contract owners' equity:
  Beginning of period.......     747,633           0       849,461           0      82,543          0     1,058,880             0
                              ----------    --------    ----------    --------    --------    -------    ----------    ----------
  End of period.............  $2,770,444    $747,633    $4,821,135    $849,461    $762,833    $82,543    $4,464,479    $1,058,880
                              ==========    ========    ==========    ========    ========    =======    ==========    ==========

---------------

(a) Period From May 1, 1998 date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 1999 and 1998

                                                 LAZARD RETIREMENT FUNDS            SERIES TRUST PAINEWEBBER MUTUAL FUNDS
                                                 ------------------------    ----------------------------------------------------
                                                  EMERGING                   STRATEGIC       GROWTH       TACTICAL
                                                   MARKET      SMALL CAP       INCOME       & INCOME     ALLOCATION    SMALL CAP
                                                 SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                 ----------    ----------    ----------    ----------    ----------    ----------
                                                  1999(c)       1999(c)       1999(c)       1999(c)       1999(c)       1999(c)
                                                 ----------    ----------    ----------    ----------    ----------    ----------
Investment activity:
  Net investment activity......................  $     (382)    $    (73)     $  6,290     $   (1,686)   $   (5,601)    $  3,949
  Reinvested capital gains.....................           0        1,772             0              0       139,770            0
  Realized gain (loss).........................       7,541           92            80             20         3,383        3,388
  Unrealized gain (loss).......................     337,023        2,706        (6,631)        49,454        (8,939)       3,630
                                                 ----------     --------      --------     ----------    ----------     --------
     Net increase (decrease) in contract
      owners' equity from operations...........     344,182        4,497          (261)        47,788       128,613       10,967
                                                 ----------     --------      --------     ----------    ----------     --------
Equity transactions:
  Sales:
     Contract purchase payments................      60,799       37,710        62,640        452,561     1,012,466       76,544
     Transfers from fixed & other
      subaccounts..............................   1,583,671       94,733        67,127        110,944     1,067,505       41,922
                                                 ----------     --------      --------     ----------    ----------     --------
                                                  1,644,470      132,443       129,767        563,505     2,079,971      118,466
                                                 ----------     --------      --------     ----------    ----------     --------
  Redemptions:
     Withdrawals & surrenders (note 5).........       4,104            0         3,600              0        15,983            0
     Annuity & death benefit payments..........         399            0             0          1,405         2,089          120
     Transfers to fixed & other subaccounts....     193,294            0             0              0        21,095          524
                                                 ----------     --------      --------     ----------    ----------     --------
                                                    197,797            0         3,600          1,405        39,167          644
                                                 ----------     --------      --------     ----------    ----------     --------
       Net equity transactions.................   1,446,673      132,443       126,167        562,100     2,040,804      117,822
                                                 ----------     --------      --------     ----------    ----------     --------
          Net change in contract owners'
            equity.............................   1,790,855      136,940       125,906        609,888     2,169,417      128,789
Contract owners' equity:
  Beginning of period..........................           0            0             0              0             0            0
                                                 ----------     --------      --------     ----------    ----------     --------
  End of period................................  $1,790,855     $136,940      $125,906     $  609,888    $2,169,417     $128,789
                                                 ==========     ========      ========     ==========    ==========     ========

---------------

(c) Period From July 1, 1999 date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

(1) BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Ohio National Variable Account A (the Account) is a separate account of The Ohio National Life Insurance Company (ONLIC) and all obligations arising under variable annuity contracts are general corporate obligations of ONLIC. The account has been registered as a unit investment trust under the Investment Company Act of 1940.

   Assets of the Account are invested in portfolio shares of Ohio National Fund, Inc., Fidelity Variable Insurance Products Fund, J. P. Morgan Series Trust II, Janus Aspen Series, Salomon Brothers Variable Series Fund, Inc., Strong Variable Insurance Funds, Inc., Morgan Stanley Universal Funds, Inc., Goldman Sachs Variable Insurance Trust, Lazard Retirement Funds and Series Trust PaineWebber Mutual Funds (collectively the Funds). The Funds are diversified open-end management investment companies. The Funds' investments are subject to varying degrees of market, interest and financial risks; the issuers' abilities to meet certain obligations may be affected by economic developments in their respective industries.

   Annuity reserves are computed for currently payable contracts according to the Progressive Annuity Mortality Table. The assumed interest rate is 3.5 or
   4.0 percent depending on the contract selected by the annuitant. Charges to annuity reserves for adverse mortality and express risk experience are reimbursed to the Account by ONLIC. Such amounts are included in risk and administrative expenses.

   Investments are valued at the net asset value of fund shares held at December 31, 1999. Share transactions are recorded on the trade date. Income and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains and losses are determined on the basis of average cost.

   ONLIC performs investment advisory services on behalf of the Ohio National Fund, Inc. in which the Account invests. For these services, the Company receives fees from the mutual funds. These fees are paid to an affiliate of the Company.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2) INVESTMENTS

   At December 31, 1999 the aggregate cost and number of shares of the underlying funds owned by the respective subaccounts were:

                                                               MONEY
                                             EQUITY           MARKET           BOND            OMNI         INTERNATIONAL
          OHIO NATIONAL FUNDS              SUBACCOUNT       SUBACCOUNT      SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
          -------------------             -------------     -----------     -----------     -----------     -------------
Aggregate Cost..........................  $154,799,612      $33,652,464     $11,799,222     $61,404,722     $ 38,371,658
Number of Shares........................     5,644,247        3,365,246       1,124,170       3,536,807        2,695,783

                                            CAPITAL
                                          APPRECIATION      SMALL CAP
          OHIO NATIONAL FUNDS              SUBACCOUNT      SUBACCOUNT
          -------------------             ------------     -----------
Aggregate Cost..........................  $27,977,115      $40,286,206
Number of Shares........................    2,176,748        1,848,024

                                          INTERNATIONAL     AGGRESSIVE         CORE          GROWTH &         S&P 500
                                            SMALL CO.         GROWTH          GROWTH          INCOME           INDEX
          OHIO NATIONAL FUNDS              SUBACCOUNT       SUBACCOUNT      SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
          -------------------             -------------     -----------     -----------     -----------     ------------
Aggregate Cost..........................  $  7,801,451      $ 5,828,880     $ 6,951,119     $38,362,750     $ 90,295,159
Number of Shares........................       593,604          538,786         566,882       2,617,958        6,274,632

                                             SOCIAL         STRATEGIC
                                           AWARENESS         INCOME
          OHIO NATIONAL FUNDS              SUBACCOUNT      SUBACCOUNT
          -------------------             ------------     -----------
Aggregate Cost..........................  $ 1,422,857      $ 1,478,903
Number of Shares........................      125,754          150,571

                                             FIRSTAR
                                            GROWTH &         RELATIVE                         EQUITY        HIGH INCOME
                                             INCOME            VALUE         BLUE CHIP        INCOME            BOND
          OHIO NATIONAL FUNDS              SUBACCOUNT       SUBACCOUNT      SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
          -------------------             -------------     -----------     -----------     -----------     ------------
Aggregate Cost..........................  $  1,205,576      $10,213,912     $ 2,791,103     $ 1,901,662     $  2,622,955
Number of Shares........................       114,095          743,307         264,428         166,980          276,836


                                            CAPITAL
                                             GROWTH
          OHIO NATIONAL FUNDS              SUBACCOUNT
          -------------------             ------------
Aggregate Cost..........................  $12,721,337
Number of Shares........................      554,651

                                           DOW TARGET       DOW TARGET      DOW TARGET      DOW TARGET       DOW TARGET
                                           10 JANUARY       10 FEBRUARY      10 MARCH        10 APRIL          10 MAY
          DOW TARGET 10 FUNDS              SUBACCOUNT       SUBACCOUNT      SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
          -------------------             -------------     -----------     -----------     -----------     ------------
Aggregate Cost..........................  $    359,318      $ 1,150,617     $ 1,096,322     $ 1,388,499     $    842,774
Number of Shares........................        34,996          113,200         104,272         125,235           86,217

                                           DOW TARGET
                                            10 JUNE
          DOW TARGET 10 FUNDS              SUBACCOUNT
          -------------------             ------------
Aggregate Cost..........................  $ 1,308,535
Number of Shares........................      129,168

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                 DOW TARGET    DOW TARGET     DOW TARGET    DOW TARGET    DOW TARGET    DOW TARGET
                                   10 JULY      10 AUGUST    10 SEPTEMBER   10 OCTOBER    10 NOVEMBER   10 DECEMBER
      DOW TARGET 10 FUNDS        SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
      -------------------        -----------   -----------   ------------   -----------   -----------   -----------
Aggregate Cost.................  $1,112,187    $  918,489     $1,597,070    $1,473,753    $1,332,759    $1,251,018
Number of Shares...............     112,129        90,620        167,081       151,583       131,595       125,938

                              DOW TARGET 5   DOW TARGET 5   DOW TARGET 5   DOW TARGET 5
                               SEPTEMBER       OCTOBER        NOVEMBER       DECEMBER
     DOW TARGET 5 FUNDS        SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
     ------------------       ------------   ------------   ------------   ------------
Aggregate Cost..............  $    96,064     $  215,160     $  104,917     $  105,984
Number of Shares............       10,835         21,863         10,424         10,621

                                                                                            JP MORGAN
                                           FIDELITY VIP   FIDELITY VIP    FIDELITY VIP    TRUST II SMALL   JANUS ASPEN
                                              GROWTH      EQUITY INCOME    HIGH INCOME       COMPANY         GROWTH
                                            SUBACCOUNT     SUBACCOUNT      SUBACCOUNT       SUBACCOUNT     SUBACCOUNT
                                           ------------   -------------   -------------   --------------   -----------
Aggregate Cost...........................  $ 8,774,982     $7,504,442       $2,844,696      $1,927,350     $38,375,097
Number of Shares.........................      212,887        302,700          235,134         158,287      1,362,986

                                            JANUS ASPEN    JANUS ASPEN
                                           INTERNATIONAL    WORLDWIDE
                                              GROWTH         GROWTH
                                            SUBACCOUNT     SUBACCOUNT
                                           -------------   -----------
Aggregate Cost...........................    $7,509,639    $26,762,858
Number of Shares.........................       204,936        702,760

                                                         SALOMON BROS    SALOMON BROS    SALOMON BROS
                                           JANUS ASPEN     VARIABLE     VARIABLE TOTAL     VARIABLE         STRONG
                                            BALANCED       CAPITAL          RETURN        INVESTORS     OPPORTUNITY II
                                           SUBACCOUNT     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                           -----------   ------------   --------------   ------------   --------------
Aggregate Cost...........................  $35,258,280    $  972,865      $1,463,542      $  421,788     $ 2,685,146
Number of Shares.........................   1,450,522         81,189         139,148          36,955         112,325


                                              STRONG        STRONG MID-
                                           SCHAFER VALUE   CAP GROWTH II
                                           II SUBACCOUNT    SUBACCOUNT
                                           -------------   -------------
Aggregate Cost...........................    $  543,011     $10,914,003
Number of Shares.........................        57,620         504,828

                                                                              MORGAN
                                  MORGAN         MORGAN        MORGAN        STANLEY        GOLDMAN       GOLDMAN       GOLDMAN
                                 STANLEY        STANLEY        STANLEY      UNIVERSAL      SACHS VIT     SACHS VIT     SACHS VIT
                                UNIVERSAL     UNIVERSAL US    UNIVERSAL    EMERGING MKT    GROWTH &       CORE US       GLOBAL
                               FIXED INCOME   REAL ESTATE       VALUE          DEBT         INCOME        EQUITY        INCOME
                                SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                               ------------   ------------   -----------   ------------   -----------   -----------   -----------
Aggregate Cost...............  $ 4,389,858     $  470,471    $  957,148     $  176,905    $2,724,929    $4,262,363    $   793,307
Number of Shares.............      416,282         48,607        84,015         26,053       254,403       344,859         77,602

                                  GOLDMAN       LAZARD                                                  PAINEWEBBER
                                 SACHS VIT    RETIREMENT      LAZARD      PAINEWEBBER    PAINEWEBBER     TACTICAL     PAINEWEBBER
                                  CAPITAL      EMERGING     RETIREMENT     STRATEGIC       GROWTH &     ALLOCATION     SMALL CAP
                                  GROWTH         MKT.        SMALL CAP    INCOME CLASS   INCOME CLASS     CLASS I       CLASS I
                                SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    I SUBACCOUNT   I SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                -----------   -----------   -----------   ------------   ------------   -----------   -----------
Aggregate Cost................  $3,796,297    $1,453,832    $  134,234     $  132,538    $   560,434    $2,178,355    $   125,159
Number of Shares..............     318,664       162,657        13,945         10,734         37,302       131,639          8,445

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(3) CONTRACTS IN ACCUMULATION PERIOD

   At December 31, 1999 the accumulation units and value per unit of the respective subaccounts and products were:

                                                              ACCUMULATION UNITS    VALUE PER UNIT       VALUE
                                                              ------------------    --------------    -----------
EQUITY SUBACCOUNT
  Combination...............................................       22,199.2511        165.193487      $ 3,667,172
  Back Load.................................................       12,091.7675         92.649498      $ 1,120,296
  Top I.....................................................      131,062.9630         74.150642      $ 9,718,403
  Top Tradition.............................................    1,219,723.6309         63.810576      $77,831,267
  Top Plus..................................................      669,137.8655         21.928573      $14,673,239
  Investar Vision...........................................       66,790.5089         14.295961      $   954,835
  Top Spectrum..............................................      172,339.5334         14.295961      $ 2,463,759
  Top Explorer..............................................      434,985.3579         14.631033      $ 6,364,285
  Oncore Flex...............................................      219,592.1347         10.796756      $ 2,370,883
  Oncore Value..............................................      743,492.8286         10.828904      $ 8,051,212
  Oncore Premier............................................    1,844,641.0473         10.802093      $19,925,984
  Oncore Xtra...............................................      103,022.6272         10.802093      $ 1,112,860
  Firstar Oncore Flex.......................................        5,591.0312         10.796756      $    60,365
  Firstar Oncore Value......................................        3,452.8887         10.828904      $    37,391
  Firstar Oncore Premier....................................       11,636.4486         10.802093      $   125,698
MONEY MARKET SUBACCOUNT
  VIA.......................................................       13,700.6031         29.394756      $   402,726
  Top I.....................................................       19,340.2021         22.273016      $   430,765
  Top Tradition.............................................      241,774.3690         19.846031      $ 4,798,261
  Top Plus..................................................      203,403.8299         12.825076      $ 2,608,669
  Investar Vision...........................................       14,445.6480         11.182556      $   161,539
  Top Spectrum..............................................       88,645.8194         11.182556      $   991,287
  Top Explorer..............................................      405,403.8835         11.110127      $ 4,504,089
  Oncore Flex...............................................      549,557.1660         10.606650      $ 5,828,961
  Oncore Value..............................................      482,255.4251         10.712095      $ 5,165,966
  Oncore Premier............................................      499,522.8606         10.624086      $ 5,306,974
  Oncore Xtra...............................................       16,673.1519         10.624086      $   177,137
  Firstar Oncore Flex.......................................       31,390.5899         10.606650      $   332,949
  Firstar Oncore Value......................................        5,626.0703         10.712095      $    60,267
  Firstar Oncore Premier....................................      261,412.0405         10.624086      $ 2,777,264
BOND SUBACCOUNT
  Top I.....................................................       18,331.0173         31.073387      $   569,607
  Top Tradition.............................................      115,711.6390         28.103600      $ 3,251,913
  Top Plus..................................................      152,433.1192         12.878760      $ 1,963,149
  Investar Vision...........................................       54,573.4271         11.106666      $   606,129
  Top Spectrum..............................................       31,151.3413         11.106666      $   345,988
  Top Explorer..............................................      171,923.5035         11.176431      $ 1,921,491
  Oncore Flex...............................................        2,370.7814         10.118406      $    23,989
  Oncore Value..............................................       24,571.5807         10.219005      $   251,097
  Oncore Premier............................................       84,867.0134         10.135054      $   860,132
  Firstar Oncore Flex.......................................          964.0847         10.118406      $     9,755
  Firstar Oncore Value......................................       10,005.1815         10.219005      $   102,243
  Firstar Oncore Premier....................................       91,401.6837         10.135054      $   926,361

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                              ACCUMULATION UNITS    VALUE PER UNIT       VALUE
                                                              ------------------    --------------    -----------
OMNI SUBACCOUNT
  Top I.....................................................      105,728,6917         44.721902      $ 4,728,388
  Top Tradition.............................................    1,081,115.0680         44.619627      $48,238,951
  Top Plus..................................................      659,687.1543         18.649833      $12,303,055
  Investar Vision...........................................       60,224.4934         13.141868      $   791,462
  Top Spectrum..............................................      198,651.9109         13.141868      $ 2,610,657
  Top Explorer..............................................      615,889.6081         13.301816      $ 8,192,450
  Oncore Flex...............................................          263.8439         10.283878      $     2,713
  Oncore Value..............................................       69,067.7826         10.386121      $   717,347
  Oncore Premier............................................      163,287.1967         10.300804      $ 1,681,990
  Firstar Oncore Value......................................        2,628.9892         10.386121      $    27,305
  Firstar Oncore Premier....................................       29,455.0794         10.300804      $   303,411
INTERNATIONAL SUBACCOUNT
  Top I.....................................................       63,487.2893         28.609795      $ 1,816,358
  Top Tradition.............................................    1,299,713.2342         28.609795      $37,184,529
  Top Plus..................................................      457,105.5723         25.287344      $11,558,985
  Investar Vision...........................................       23,903.6867         17.107592      $   408,935
  Top Spectrum..............................................       66,159.4896         17.107592      $ 1,131,829
  Top Explorer..............................................      255,314.7486         16.724379      $ 4,269,981
  Oncore Flex...............................................       62,642.6234         15.413858      $   965,565
  Oncore Value..............................................        5,655.0111         15.566909      $    88,031
  Oncore Premier............................................       34,631.4387         15.439196      $   534,682
  Oncore Xtra...............................................        1,661.9389         15.439196      $    25,659
  Firstar Oncore Premier....................................        1,124.9290         15.439196      $    17,368
CAPITAL APPRECIATION SUBACCOUNT
  Top I.....................................................       28,664.3419         16.361968      $   469,005
  Top Tradition.............................................      536,418.7191         16.361968      $ 8,776,866
  Top Plus..................................................      386,713.4574         18.313827      $ 7,082,203
  Investar Vision...........................................       56,716.0246         12.464184      $   706,919
  Top Spectrum..............................................      111,546.4445         12.464184      $ 1,390,336
  Top Explorer..............................................      318,046.5338         12.529034      $ 3,984,816
  Oncore Flex...............................................       16,305.1798         10.310477      $   168,114
  Oncore Value..............................................       86,824.8899         10.412976      $   904,105
  Oncore Premier............................................      243,692.9690         10.327441      $ 2,516,725
  Oncore Xtra...............................................        3,443.1569         10.327441      $    35,559
  Firstar Oncore Flex.......................................        2,324.3348         10.310477      $    23,965
  Firstar Oncore Value......................................        1,865.3649         10.412976      $    19,424
  Firstar Oncore Premier....................................       22,942.8568         10.327441      $   236,941
SMALL CAP SUBACCOUNT
  Top I.....................................................       47,967.0784         34.040041      $ 1,632,802
  Top Tradition.............................................      776,054.7071         34.040041      $26,416,934
  Top Plus..................................................      343,324.8170         44.681338      $15,340,212
  Investar Vision...........................................       72,280.4890         24.101318      $ 1,742,055
  Top Spectrum..............................................       76,021.6223         24.101318      $ 1,832,221
  Top Explorer..............................................      404,960.9957         28.306164      $11,462,892

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                              ACCUMULATION UNITS    VALUE PER UNIT       VALUE
                                                              ------------------    --------------    -----------
INTERNATIONAL SMALL COMPANY
  Top I.....................................................          231.0028         26.188124      $     6,049
  Top Tradition.............................................      157,346.9200         26.188124      $ 4,120,621
  Top Plus..................................................      120,355.3194         28.196610      $ 3,393,612
  Investar Vision...........................................        7,695.9074         23.172470      $   178,333
  Top Spectrum..............................................       21,886.1016         23.172470      $   507,155
  Top Explorer..............................................      164,036.4555         22.624490      $ 3,711,241
  Oncore Flex...............................................          107.5086         15.087923      $     1,622
  Oncore Value..............................................        5,266.9779         15.117443      $    79,623
  Oncore Premier............................................        1,315.0321         15.092821      $    19,848
AGGRESSIVE GROWTH SUBACCOUNT
  Top Tradition.............................................      191,691.5942         12.995269      $ 2,491,084
  Top Plus..................................................       98,740.1647         15.731920      $ 1,553,372
  Investar Vision...........................................       45,289.6168         12.368283      $   560,155
  Top Spectrum..............................................       46,464.0777         12.368283      $   574,681
  Top Explorer..............................................       85,202.1169         13.773504      $ 1,173,532
CORE GROWTH SUBACCOUNT
  Top I.....................................................          782.9558         14.122842      $    11,057
  Top Tradition.............................................      202,849.2709         20.917283      $ 4,243,056
  Top Plus..................................................      110,748.2657         21.041443      $ 2,330,303
  Top Spectrum..............................................        1,003.2042         14.116011      $    14,161
  Top Explorer..............................................      122,648.8349         24.676170      $ 3,026,504
GROWTH & INCOME SUBACCOUNT
  Top I.....................................................        1,629.5810         13.191296      $    21,497
  Top Tradition.............................................      756,197.0985         22.964177      $17,365,444
  Top Plus..................................................      408,286.0826         23.100411      $ 9,431,576
  Investar Vision...........................................          240.2768         14.870514      $     3,573
  Top Explorer..............................................      617,635.0271         23.168879      $14,309,911
  Oncore Flex...............................................        6,942.7025         14.846078      $   103,072
  Oncore Value..............................................      125,615.4096         14.993591      $ 1,883,426
  Oncore Premier............................................      368,539.1782         14.870514      $ 5,480,367
  Oncore Xtra...............................................        2,199.1170         14.870514      $    32,702
  Firstar Oncore Flex.......................................        1,509.3549         14.846078      $    22,408
  Firstar Oncore Value......................................        4,277.2275         14.993591      $    64,131
  Firstar Oncore Premier....................................       26,400.3652         14.870514      $   392,587

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                              ACCUMULATION UNITS    VALUE PER UNIT       VALUE
                                                              ------------------    --------------    -----------
S&P 500 INDEX SUBACCOUNT
  Top I.....................................................        4,722.4921         11.093933      $    52,391
  Top Tradition.............................................    1,516,466.2322         20.822980      $31,577,346
  Top Plus..................................................      682,512.8159         20.946479      $14,296,240
  Investar Vision...........................................      120,329.4683         14.189120      $ 1,707,369
  Top Spectrum..............................................      204,487.9076         14.189120      $ 2,901,503
  Top Explorer..............................................    1,108,627.0983         20.224865      $22,421,833
  Oncore Flex...............................................      152,919.5982         13.777077      $ 2,106,785
  Oncore Value..............................................      362,073.4946         13.913990      $ 5,037,887
  Oncore Premier............................................    1,239,736.3041         13.799740      $17,108,039
  Oncore Xtra...............................................       19,198.0429         13.799740      $   264,928
  Firstar Oncore Flex.......................................       16,048.0340         13.777077      $   221,095
  Firstar Oncore Value......................................       20,350.5968         13.913990      $   283,158
  Firstar Oncore Premier....................................      249,937.0278         13.799740      $ 3,449,066
SOCIAL AWARENESS SUBACCOUNT
  Top Tradition.............................................       25,583.6255         11.102565      $   284,044
  Top Plus..................................................       26,823.5962         11.168486      $   299,579
  Top Explorer..............................................       60,486.5340         11.781890      $   712,646
STRATEGIC INCOME SUBACCOUNT
  Investar Vision...........................................       76,570.0134          9.787698      $   749,444
  Top Spectrum..............................................       33,039.0715          9.787698      $   323,376
  Firstar Oncore Flex.......................................        1,370.0386          9.306326      $    12,750
  Firstar Oncore Premier....................................       17,414.7043          9.314702      $   162,213
FIRSTAR GROWTH & INCOME SUBACCOUNT
  Investar Vision...........................................       88,531.2834         11.020029      $   975,617
  Top Spectrum..............................................       11,303.1927         11.020029      $   124,562
  Firstar Oncore Flex.......................................        3,708.7039          9.964343      $    36,955
  Firstar Oncore Value......................................        1,820.4364         10.018395      $    18,238
  Firstar Oncore Premier....................................        5,601.2747          9.973311      $    55,863
RELATIVE VALUE SUBACCOUNT
  Investar Vision...........................................      591,807.6008         15.956711      $ 9,443,303
  Top Spectrum..............................................       38,383.0847         15.956711      $   612,468
  Firstar Oncore Flex.......................................       10,856.7359         10.614952      $   115,244
  Firstar Oncore Value......................................       39,249.6897         10.672522      $   418,893
  Firstar Oncore Premier....................................      121,451.5170         10.624504      $ 1,290,362
BLUE CHIP SUBACCOUNT
  Top I.....................................................          699.2021         10.358691      $     7,243
  Oncore Flex...............................................       17,594.8811         10.580255      $   186,158
  Oncore Value..............................................       57,832.0614         10.685458      $   617,962
  Oncore Premier............................................      182,178.0098         10.597676      $ 1,930,664
  Firstar Oncore Flex.......................................          178.2566         10.580255      $     1,886
  Firstar Oncore Value......................................          779.6577         10.685458      $     8,331
  Firstar Oncore Premier....................................        6,180.6947         10.597676      $    65,501

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                              ACCUMULATION UNITS    VALUE PER UNIT       VALUE
                                                              ------------------    --------------    -----------
EQUITY INCOME SUBACCOUNT
  Top Tradition.............................................        1,549.5123         10.913281      $    16,910
  Top Plus..................................................          179.1173         10.916683      $     1,956
  Top Explorer..............................................          389.7263         10.909733      $     4,252
  Oncore Flex...............................................        6,537.5828         12.266014      $    80,190
  Oncore Value..............................................       18,877.0369         12.387932      $   233,847
  Oncore Premier............................................      116,891.7176         12.286197      $ 1,436,155
  Firstar Oncore Flex.......................................          386.1890         12.266014      $     4,737
  Firstar Oncore Value......................................        4,384.4283         12.387932      $    54,314
  Firstar Oncore Premier....................................       19,047.1470         12.286197      $   234,017
HIGH INCOME BOND SUBACCOUNT
  Top Tradition.............................................        1,172.5307         10.285653      $    12,060
  Oncore Flex...............................................       12,614.0371          9.935713      $   125,330
  Oncore Value..............................................       39,226.8291         10.034493      $   393,621
  Oncore Premier............................................      184,858.1910          9.952059      $ 1,839,720
  Oncore Xtra...............................................        3,057.6587          9.952059      $    30,430
  Firstar Oncore Flex.......................................          242.3580          9.935713      $     2,408
  Firstar Oncore Value......................................        4,725.8990         10.034493      $    47,422
  Firstar Oncore Premier....................................       10,164.8312          9.952059      $   101,161
CAPITAL GROWTH SUBACCOUNT
  Top I.....................................................          247.1413         14.195676      $     3,508
  Top Tradition.............................................       14,664.6816         14.195676      $   208,175
  Top Plus..................................................       11,597.0845         14.200260      $   164,682
  Investar Vision...........................................          843.1787         30.942431      $    26,090
  Top Spectrum..............................................          479.9235         30.942431      $    14,850
  Top Explorer..............................................        9,169.6502         14.191098      $   130,127
  Oncore Flex...............................................        7,636.6292         30.891708      $   235,909
  Oncore Value..............................................       93,895.6043         31.198097      $ 2,929,364
  Oncore Premier............................................      303,977.5456         30.942431      $ 9,405,804
  Oncore Xtra...............................................       15,448.2368         30.942431      $   478,006
  Firstar Oncore Flex.......................................       26,333.5391         30.891708      $   813,488
  Firstar Oncore Value......................................        3,335.4919         31.198097      $   104,061
  Firstar Oncore Premier....................................       33,073.0963         30.942431      $ 1,023,362
DOW TARGET 10 JANUARY SUBACCOUNT
  Oncore Flex...............................................          127.7672         10.154375      $     1,297
  Oncore Value..............................................       21,069.8577         10.214066      $   215,209
  Oncore Premier............................................       13,239.9717         10.164283      $   134,575
DOW TARGET 10 FEBRUARY SUBACCOUNT
  Oncore Flex...............................................       38,068.4590         10.538202      $   401,174
  Oncore Value..............................................       14,604.7362         10.595352      $   154,742
  Oncore Premier............................................       45,898.9474         10.547674      $   484,127
  Firstar Oncore Premier....................................       11,433.6109         10.547674      $   120,598
DOW TARGET 10 MARCH SUBACCOUNT
  Oncore Flex...............................................       12,835.8989         10.096966      $   129,603
  Oncore Value..............................................       10,785.0043         10.147105      $   109,437
  Oncore Premier............................................       75,897.2123         10.105289      $   766,963
  Firstar Oncore Premier....................................          981.4662         10.105289      $     9,918

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                              ACCUMULATION UNITS    VALUE PER UNIT       VALUE
                                                              ------------------    --------------    -----------
DOW TARGET 10 APRIL SUBACCOUNT
  Oncore Flex...............................................          884.2933         10.162000      $     8,986
  Oncore Value..............................................       13,146.5142         10.207320      $   134,191
  Oncore Premier............................................      103,816.9033         10.169517      $ 1,055,768
  Firstar Oncore Value......................................        3,373.5594         10.207320      $    34,435
  Firstar Oncore Premier....................................        2,185.6495         10.169517      $    22,227
DOW TARGET 10 MAY SUBACCOUNT
  Oncore Flex...............................................        1,438.0558          8.314354      $    11,957
  Oncore Value..............................................        5,995.1960          8.347547      $    50,045
  Oncore Premier............................................       63,444.7734          8.319856      $   527,851
  Firstar Oncore Value......................................        2,300.4363          8.347547      $    19,203
  Firstar Oncore Premier....................................       12,909.7186          8.319856      $   107,407
DOW TARGET 10 JUNE SUBACCOUNT
  Oncore Flex...............................................        1,643.9210          8.965064      $    14,737
  Oncore Value..............................................       13,889.1281          8.996165      $   124,949
  Oncore Premier............................................       99,994.4823          8.970220      $   896,973
  Firstar Oncore Value......................................        4,883.6365          8.996165      $    43,934
  Firstar Oncore Premier....................................        8,513.3921          8.970220      $    76,367
DOW TARGET 10 JULY SUBACCOUNT
  Oncore Flex...............................................          228.7927          8.841905      $     2,023
  Oncore Value..............................................       28,049.1275          8.868269      $   248,747
  Oncore Premier............................................       69,698.4928          8.846278      $   616,572
  Firstar Oncore Value......................................        2,237.5280          8.868269      $    19,843
  Firstar Oncore Premier....................................       11,519.8731          8.846278      $   101,908
DOW TARGET 10 AUGUST SUBACCOUNT
  Oncore Flex...............................................        2,888.8557          8.907985      $    25,734
  Oncore Value..............................................        9,506.7369          8.930326      $    84,899
  Oncore Premier............................................       67,579.8599          8.911699      $   602,251
  Firstar Oncore Value......................................        1,942.8182          8.930326      $    17,350
  Firstar Oncore Premier....................................        8,316.2593          8.911699      $    74,112
DOW TARGET 10 SEPTEMBER SUBACCOUNT
  Oncore Flex...............................................        9,967.2466          8.789882      $    87,611
  Oncore Value..............................................       77,832.1797          8.807215      $   685,485
  Oncore Premier............................................       64,943.2943          8.792764      $   571,031
  Firstar Oncore Flex.......................................          573.2728          8.789882      $     5,039
  Firstar Oncore Value......................................        1,750.8372          8.807215      $    15,420
  Firstar Oncore Premier....................................       11,625.4684          8.792764      $   102,220
DOW TARGET 10 OCTOBER SUBACCOUNT
  Oncore Flex...............................................       13,448.1146          9.232746      $   124,163
  Oncore Value..............................................       60,898.7628          9.246429      $   563,096
  Oncore Premier............................................       60,045.8544          9.235010      $   554,524
  Firstar Oncore Flex.......................................          745.6070          9.232746      $     6,884
  Firstar Oncore Value......................................        2,718.5630          9.246429      $    25,137
  Firstar Oncore Premier....................................       13,142.2706          9.235010      $   121,369

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                              ACCUMULATION UNITS    VALUE PER UNIT       VALUE
                                                              ------------------    --------------    -----------
DOW TARGET 10 NOVEMBER SUBACCOUNT
  Top Tradition.............................................        2,102.4403         10.093952      $    21,222
  Top Plus..................................................          660.3492         10.097329      $     6,668
  Top Explorer..............................................          332.4929         10.090668      $     3,355
  Oncore Flex...............................................        4,234.1802         10.087394      $    42,712
  Oncore Value..............................................       61,898.0895         10.097239      $   625,000
  Oncore Premier............................................       54,376.6379         10.089029      $   548,607
  Firstar Oncore Value......................................        1,305.5054         10.097239      $    13,182
  Firstar Oncore Premier....................................        6,515.3941         10.089029      $    65,734
DOW TARGET 10 DECEMBER SUBACCOUNT
  Top Tradition.............................................            7.2611         10.007412      $        73
  Top Plus..................................................          484.1448         10.009047      $     4,846
  Oncore Flex...............................................          726.5836         10.004157      $     7,269
  Oncore Value..............................................       61,341.2462         10.009047      $   613,967
  Oncore Premier............................................       55,848.8491         10.004968      $   558,766
  Oncore Xtra...............................................        1,047.1778         10.004968      $    10,477
  Firstar Oncore Value......................................        1,653.1044         10.009047      $    16,546
  Firstar Oncore Premier....................................        4,866.6822         10.004968      $    48,691
DOW TARGET 5 SEPTEMBER SUBACCOUNT
  Oncore Value..............................................        1,002.8667          7.498869      $     7,520
  Oncore Premier............................................        9,789.5370          7.486547      $    73,290
DOW TARGET 5 OCTOBER SUBACCOUNT
  Oncore Value..............................................          945.5992          8.510857      $     8,048
  Oncore Premier............................................       20,566.0291          8.500346      $   174,818
  Firstar Oncore Premier....................................          269.8714          8.500346      $     2,294
DOW TARGET 5 NOVEMBER SUBACCOUNT
  Top Tradition.............................................           60.2390          9.960325      $       600
  Top Explorer..............................................        1,151.1721          9.957083      $    11,462
  Oncore Value..............................................        1,906.6407          9.963566      $    18,997
  Oncore Premier............................................        6,840.9733          9.955465      $    68,105
  Firstar Oncore Premier....................................          442.5710          9.955465      $     4,406
DOW TARGET 5 DECEMBER SUBACCOUNT
  Top Tradition.............................................          532.4209         10.006724      $     5,328
  Top Plus..................................................          791.7667         10.008355      $     7,924
  Top Explorer..............................................          124.0258         10.005092      $     1,241
  Oncore Value..............................................          261.8501         10.008355      $     2,621
  Oncore Premier............................................        4,715.5920         10.004277      $    47,176
  Oncore Xtra...............................................        2,906.1570         10.004277      $    29,074
  Firstar Oncore Premier....................................        1,280.9521         10.004277      $    12,815
FIDELITY VIP GROWTH SUBACCOUNT
  Top Explorer..............................................      501,352.0110         23.324677      $11,693,874
FIDELITY VIP EQUITY INCOME SUBACCOUNT
  Top Explorer..............................................      538,074.3966         14.463459      $ 7,782,417
FIDELITY VIP HIGH INCOME BOND SUBACCOUNT
  Top Explorer..............................................      225,514.1729         11.792460      $ 2,659,367

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                              ACCUMULATION UNITS    VALUE PER UNIT       VALUE
                                                              ------------------    --------------    -----------
JP MORGAN TRUST II SMALL COMPANY SUBACCOUNT
  Oncore Flex...............................................        7,491.1401         11.845638      $    88,738
  Oncore Value..............................................       49,349.7616         11.963367      $   590,389
  Oncore Premier............................................      149,563.3049         11.865119      $ 1,774,586
  Oncore Xtra...............................................        1,352.1145         11.865119      $    16,043
  Firstar Oncore Value......................................        1,440.8987         11.963367      $    17,238
  Firstar Oncore Premier....................................       13,582.1647         11.865119      $   161,154
JANUS ASPEN GROWTH SUBACCOUNT
  Top I.....................................................        7,706.6564         11.657335      $    89,839
  Top Tradition.............................................      140,899.1550         11.657335      $ 1,642,509
  Top Plus..................................................       44,857.9544         11.661117      $   523,094
  Investar Vision...........................................        4,815.7947         16.412037      $    79,037
  Top Spectrum..............................................        9,514.7848         16.412037      $   156,157
  Top Explorer..............................................      151,546.5339         11.653548      $ 1,766,055
  Oncore Flex...............................................      163,861.6926         16.385089      $ 2,684,888
  Oncore Value..............................................      364,524.6723         16.547829      $ 6,032,092
  Oncore Premier............................................    1,570,318.5421         16.412037      $25,772,126
  Oncore Xtra...............................................       37,224.0204         16.412037      $   610,922
  Firstar Oncore Flex.......................................       17,862.7653         16.385089      $   292,683
  Firstar Oncore Value......................................       45,332.4119         16.547829      $   750,153
  Firstar Oncore Premier....................................      332,982.7979         16.412037      $ 5,464,926
JANUS ASPEN INTERNATIONAL GROWTH SUBACCOUNT
  Oncore Flex...............................................      228,781.0129         17.719378      $ 4,053,858
  Oncore Value..............................................       47,710.8170         17.895206      $   853,795
  Oncore Premier............................................      134,070.6983         17.748475      $ 2,379,550
  Oncore Xtra...............................................       16,246.1845         17.748475      $   288,345
  Firstar Oncore Flex.......................................          103.3332         17.719378      $     1,831
  Firstar Oncore Value......................................          825.4725         17.895206      $    14,772
  Firstar Oncore Premier....................................       18,747.5262         17.748475      $   332,740
JANUS ASPEN WORLDWIDE GROWTH SUBACCOUNT
  Top I.....................................................        3,184.5992         13.225533      $    42,118
  Top Tradition.............................................       84,103.9890         13.225533      $ 1,112,320
  Top Plus..................................................       19,885.7167         13.229802      $   263,084
  Investar Vision...........................................       97,360.0362         16.718939      $ 1,627,757
  Top Spectrum..............................................       44,451.8431         16.718939      $   743,188
  Top Explorer..............................................       33,157.7854         13.221258      $   438,387
  Oncore Flex...............................................      363,327.4600         17.009248      $ 6,179,927
  Oncore Value..............................................      305,606.7470         17.178057      $ 5,249,730
  Oncore Premier............................................      912,558.4929         17.037179      $15,547,422
  Oncore Xtra...............................................        6,228.0851         17.037179      $   106,109
  Firstar Oncore Flex.......................................        7,330.4240         17.009248      $   124,685
  Firstar Oncore Value......................................       14,111.1411         17.178057      $   242,402
  Firstar Oncore Premier....................................      110,328.3002         17.037179      $ 1,879,683

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                              ACCUMULATION UNITS    VALUE PER UNIT       VALUE
                                                              ------------------    --------------    -----------
JANUS ASPEN BALANCED SUBACCOUNT
  Top I.....................................................        9,739.4961         11.025619      $   107,384
  Top Tradition.............................................       60,253.1661         11.025619      $   664,329
  Top Plus..................................................       48,822.7898         11.029199      $   538,476
  Investar Vision...........................................      232,501.0013         14.945572      $ 3,474,860
  Top Spectrum..............................................      168,998.6313         14.945572      $ 2,525,781
  Top Explorer..............................................       31,406.7719         11.022042      $   346,167
  Oncore Flex...............................................       96,016.6259         14.511033      $ 1,393,300
  Oncore Value..............................................      291,076.5804         14.655190      $ 4,265,783
  Oncore Premier............................................    1,278,972.6940         14.534895      $18,589,734
  Oncore Xtra...............................................        6,425.7086         14.534895      $    93,397
  Firstar Oncore Flex.......................................       27,171.4633         14.511033      $   394,286
  Firstar Oncore Value......................................       68,197.9558         14.655190      $   999,454
  Firstar Oncore Premier....................................      488,866.1390         14.534895      $ 7,105,618
SALOMON BROTHERS VARIABLE CAPITAL SUBACCOUNT
  Oncore Flex...............................................       22,316.3893         12.822212      $   286,146
  Oncore Value..............................................       15,061.3061         12.949634      $   195,038
  Oncore Premier............................................       48,410.0533         12.843310      $   621,745
  Firstar Oncore Value......................................          176.4529         12.949634      $     2,285
  Firstar Oncore Premier....................................          360.9661         12.843310      $     4,636
SALOMON BROTHERS VARIABLE TOTAL RETURN SUBACCOUNT
  Oncore Flex...............................................        4,262.9418          9.927581      $    42,321
  Oncore Value..............................................       29,172.3088         10.026301      $   292,490
  Oncore Premier............................................      104,876.9471          9.943926      $ 1,042,889
  Firstar Oncore Value......................................          212.3415         10.026301      $     2,129
  Firstar Oncore Premier....................................        4,390.3183          9.943926      $    43,657
SALOMON BROTHERS VARIABLE INVESTORS SUBACCOUNT
  Oncore Flex...............................................        7,637.0180         11.137851      $    85,060
  Oncore Value..............................................        7,740.9521         11.248581      $    87,075
  Oncore Premier............................................       20,591.3978         11.156179      $   229,721
  Oncore Xtra...............................................          595.7237         11.156179      $     6,646
  Firstar Oncore Premier....................................        3,895.0612         11.156179      $    43,454
STRONG OPPORTUNITY II SUBACCOUNT
  Top Tradition.............................................        1,268.4347         11.158443      $    14,154
  Top Spectrum..............................................          118.3234         12.694022      $     1,502
  Top Explorer..............................................          374.7290         11.154825      $     4,180
  Oncore Flex...............................................        3,803.2515         12.673177      $    48,199
  Oncore Value..............................................       42,101.5604         12.799099      $   538,862
  Oncore Premier............................................      164,057.5372         12.694022      $ 2,082,550
  Firstar Oncore Value......................................        1,842.3172         12.799099      $    23,580
  Firstar Oncore Premier....................................       16,251.7443         12.694022      $   206,300

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                              ACCUMULATION UNITS    VALUE PER UNIT       VALUE
                                                              ------------------    --------------    -----------
STRONG SCHAFER VALUE II SUBACCOUNT
  Top Tradition.............................................          371.6809         10.284400      $     3,822
  Top Plus..................................................        1,392.3937         10.287746      $    14,325
  Oncore Flex...............................................        2,014.9968          8.982623      $    18,100
  Oncore Value..............................................       15,955.9657          9.071960      $   144,752
  Oncore Premier............................................       19,061.9690          8.997405      $   171,508
  Firstar Oncore Flex.......................................        1,481.5272          8.982623      $    13,308
  Firstar Oncore Value......................................          737.3269          9.071960      $     6,689
  Firstar Oncore Premier....................................       17,003.5694          8.997405      $   152,988
STRONG MID-CAP GROWTH II SUBACCOUNT
  Top I.....................................................        1,509.6402         12.916791      $    19,500
  Top Tradition.............................................       15,603.5461         12.916791      $   201,548
  Top Plus..................................................        5,045.1508         12.920972      $    65,188
  Investar Vision...........................................        1,270.9128         21.584486      $    27,432
  Top Spectrum..............................................          374.1113         21.584486      $     8,075
  Top Explorer..............................................       14,858.2299         12.912611      $   191,859
  Oncore Flex...............................................       19,020.8819         21.549079      $   409,882
  Oncore Value..............................................      141,224.8199         21.762989      $ 3,073,474
  Oncore Premier............................................      446,689.2989         21.584486      $ 9,641,559
  Oncore Xtra...............................................        9,304.8313         21.584486      $   200,840
  Firstar Oncore Flex.......................................        1,322.0055         21.549079      $    28,488
  Firstar Oncore Value......................................        9,237.7017         21.762989      $   201,040
  Firstar Oncore Premier....................................       58,503.2694         21.584486      $ 1,262,763
MORGAN STANLEY UNIVERSAL FIXED INCOME SUBACCOUNT
  Oncore Flex...............................................       30,259.2291         10.120748      $   306,246
  Oncore Value..............................................       36,367.5348         10.221395      $   371,727
  Oncore Premier............................................      194,186.8821         10.137397      $ 1,968,550
  Oncore Xtra...............................................          975.7929         10.137397      $     9,892
  Firstar Oncore Value......................................       14,676.5681         10.221395      $   150,015
  Firstar Oncore Premier....................................      135,853.5135         10.137397      $ 1,377,201
MORGAN STANLEY UNIVERSAL US REAL ESTATE SUBACCOUNT
  Top Tradition.............................................        2,245.1975         10.146637      $    22,781
  Top Plus..................................................        1,072.0214         10.149941      $    10,881
  Top Spectrum..............................................        3,269.8629          8.687826      $    28,408
  Top Explorer..............................................          197.1736         10.143343      $     2,000
  Oncore Flex...............................................          523.0088          8.673554      $     4,536
  Oncore Value..............................................       12,694.2055          8.759824      $   111,199
  Oncore Premier............................................       25,702.5009          8.687826      $   223,299
  Firstar Oncore Flex.......................................        1,174.7203          8.673554      $    10,189
  Firstar Oncore Value......................................          672.2738          8.759824      $     5,889
  Firstar Oncore Premier....................................        2,719.5526          8.687826      $    23,627
MORGAN STANLEY UNIVERSAL VALUE SUBACCOUNT
  Oncore Flex...............................................        4,534.2658          8.506511      $    38,570
  Oncore Value..............................................       11,661.5696          8.591085      $   100,186
  Oncore Premier............................................       83,613.7461          8.520515      $   712,432
  Firstar Oncore Premier....................................        6,198.5690          8.520515      $    52,815

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                              ACCUMULATION UNITS    VALUE PER UNIT       VALUE
                                                              ------------------    --------------    -----------
MORGAN STANLEY UNIVERSAL EMERGING MKT DEBT SUBACCOUNT
  Oncore Value..............................................        5,639.6427          8.645671      $    48,758
  Oncore Premier............................................       12,095.4295          8.574587      $   103,713
  Firstar Oncore Value......................................          263.7158          8.645671      $     2,280
  Firstar Oncore Premier....................................        2,947.4306          8.574587      $    25,273
GOLDMAN SACHS VIT GROWTH & INCOME SUBACCOUNT
  Top I.....................................................           80.6364         10.502077      $       847
  Top Tradition.............................................        2,420.2744         10.502077      $    25,418
  Top Explorer..............................................           14.9702         10.498657      $       157
  Oncore Flex...............................................       32,934.3714          9.183018      $   302,437
  Oncore Value..............................................       66,092.1691          9.274350      $   612,962
  Oncore Premier............................................      173,292.3394          9.198141      $ 1,593,967
  Firstar Oncore Value......................................        4,501.4475          9.274350      $    41,748
  Firstar Oncore Premier....................................       20,972.4987          9.198141      $   192,908
GOLDMAN SACHS VIT CORE US EQUITY SUBACCOUNT
  Top Tradition.............................................        6,750.6129         10.924941      $    73,750
  Top Plus..................................................        1,588.9386         10.928488      $    17,364
  Top Spectrum..............................................        9,482.1655         12.485861      $   118,393
  Top Explorer..............................................        3,760.7009         10.921392      $    41,072
  Oncore Flex...............................................       31,465.4134         12.465356      $   392,228
  Oncore Value..............................................       82,120.9562         12.589226      $ 1,033,839
  Oncore Premier............................................      235,168.5453         12.485861      $ 2,936,282
  Oncore Xtra...............................................        7,269.5828         12.485861      $    90,767
  Firstar Oncore Value......................................        1,078.5413         12.589226      $    13,578
  Firstar Oncore Premier....................................        8,318.3691         12.485861      $   103,862
GOLDMAN SACHS VIT GLOBAL INCOME SUBACCOUNT
  Oncore Flex...............................................       13,311.3877         10.301425      $   137,127
  Oncore Value..............................................        8,472.4519         10.403879      $    88,146
  Oncore Premier............................................       38,850.6331         10.318388      $   400,876
  Firstar Oncore Premier....................................       13,246.6428         10.318388      $   136,684
GOLDMAN SACHS VIT CAPITAL GROWTH SUBACCOUNT
  Top Tradition.............................................        7,406.8802         11.178377      $    82,796
  Investar Vision...........................................       24,840.9638         14.522089      $   360,743
  Top Spectrum..............................................       31,012.5892         14.522089      $   450,368
  Top Explorer..............................................          526.4069         11.174753      $     5,882
  Oncore Flex...............................................        6,937.6843         14.007791      $    97,182
  Oncore Value..............................................       28,310.0209         14.146953      $   400,501
  Oncore Premier............................................      212,314.1648         14.030812      $ 2,978,940
  Oncore Xtra...............................................           37.0613         14.030812      $       520
  Firstar Oncore Flex.......................................        1,683.7059         14.007791      $    23,585
  Firstar Oncore Premier....................................        4,558.6813         14.030812      $    63,962

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                              ACCUMULATION UNITS    VALUE PER UNIT       VALUE
                                                              ------------------    --------------    -----------
LAZARD RETIREMENT EMERGING MARKET SUBACCOUNT
  Top Tradition.............................................        7,037.4599         12.512192      $    88,054
  Investar Vision...........................................       32,336.4784         11.482079      $   371,290
  Top Spectrum..............................................       11,355.8703         11.482079      $   130,389
  Top Explorer..............................................       67,419.5358         12.508143      $   843,293
  Oncore Flex...............................................        2,965.5590         11.476404      $    34,034
  Oncore Value..............................................        6,708.5963         11.510559      $    77,220
  Oncore Premier............................................       19,871.2906         11.482079      $   228,164
  Firstar Oncore Premier....................................        1,603.4553         11.482079      $    18,411
LAZARD RETIREMENT SMALL CAP SUBACCOUNT
  Top Tradition.............................................          874.9037         10.538021      $     9,219
  Top Plus..................................................          298.7037         10.541450      $     3,149
  Top Explorer..............................................          712.4710         10.534599      $     7,506
  Oncore Value..............................................        1,274.7400          9.311327      $    11,870
  Oncore Premier............................................       11,325.7393          9.288255      $   105,196
PAINEWEBBER STRATEGIC INCOME CL I SUBACCOUNT
  Oncore Value..............................................        1,755.8847         10.004230      $    17,566
  Oncore Premier............................................        9,653.8847          9.979456      $    96,341
  Firstar Oncore Flex.......................................          782.4520          9.974528      $     7,804
  Firstar Oncore Premier....................................          420.3636          9.979456      $     4,195
PAINEWEBBER GROWTH & INCOME CL I SUBACCOUNT
  Oncore Flex...............................................        1,344.9908         10.503936      $    14,128
  Oncore Value..............................................        2,476.9725         10.535221      $    26,095
  Oncore Premier............................................       47,669.3273         10.509120      $   500,963
  Firstar Oncore Flex.......................................        5,966.1445         10.503936      $    62,668
  Firstar Oncore Premier....................................          574.1680         10.509120      $     6,034
PAINEWEBBER TACTICAL ALLOCATION CL I SUBACCOUNT
  Oncore Flex...............................................       84,698.0996         10.464132      $   886,292
  Oncore Value..............................................        8,361.4022         10.495301      $    87,756
  Oncore Premier............................................      111,032.1881         10.469307      $ 1,162,430
  Oncore Xtra...............................................        2,260.5126         10.469307      $    23,666
  Firstar Oncore Premier....................................          885.7320         10.469307      $     9,273
PAINEWEBBER SMALL CAP CL I SUBACCOUNT
  Oncore Flex...............................................          116.3357         10.784880      $     1,255
  Oncore Premier............................................       11,819.4513         10.790213      $   127,534

(4) RISK AND ADMINISTRATIVE EXPENSE

   ONLIC charges the Account's assets at the end of each day, equal to 0.25% on an annual basis, of the contract value for administrative expenses, based on premiums established at the time the contracts are issued.

   Although variable annuity payments differ according to the investment performance of the Accounts, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk under the contracts. ONLIC charges the Accounts' assets for assuming those risks, based on the contract value at a rate presently ranging from 0.65% to 1.25% for mortality and expense risk on an annual basis.

   The expense risk assumed by ONLIC is the risk that the deductions for sales and administrative expenses provided for in the variable annuity contracts may prove insufficient to cover the cost of those items.

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   The mortality risk results from a provision in the contract in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

(5) CONTRACT CHARGES

   No deduction for a sales charge is made from purchase payments. A contingent deferred sales charge ranging from 0% to 7% may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of accumulation value is made before the annuity payout date.

   A transfer fee is charged for each transfer from one subaccount to another. The fee is charged against the contract owner's equity in the subaccount from which the transfer is effected.

   State premium taxes presently range from 0% to 2 1/2% for these contracts. In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Elsewhere, they will be deducted from purchase payments.

   Each year on the contract anniversary (or at the time of surrender of the contract), ONLIC will deduct a contract administration charge of $30 from the accumulation value to reimburse it for the expense relating to the maintenance of the contract. Total contract administration charges for the Account amounted to approximately $390,000 during 1999.

(6) FEDERAL INCOME TAXES

   Operations of the Account form a part of, and are taxed with, operations of ONLIC which is taxed as a life insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon termination or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account on redemption of the Fund shares.

(7) DOW TARGET FUNDS

  Dow Target 10 January Period from January 4, 1999 date of commencement of operations
  Dow Target 10 February Period from February 1, 1999 date of commencement of operations
  Dow Target 10 March Period from March 1, 1999 date of commencement of operations
  Dow Target 10 April Period from April 1, 1999 date of commencement of operations
  Dow Target 10 May Period from May 3, 1999 date of commencement of operations Dow Target 10 June Period from June 1, 1999 date of commencement of operations Dow Target 10 July Period from July 1, 1999 date of commencement of operations Dow Target 10 August Period from August 2, 1999 date of commencement of operations
  Dow Target 10 September Period from September 1, 1999 date of commencement of operations
  Dow Target 10 October Period from October 1, 1999 date of commencement of operations
  Dow Target 10 November Period from November 1, 1999 date of commencement of operations
  Dow Target 10 December Period from December 1, 1999 date of commencement of operations
  Dow Target 5 September Period from September 1, 1999 date of commencement of operations
  Dow Target 5 October Period from October 1, 1999 date of commencement of operations
  Dow Target 5 November Period from November 1, 1999 date of commencement of operations
  Dow Target 5 December Period from December 1, 1999 date of commencement of operations

OHIO NATIONAL VARIABLE ACCOUNT A

 INDEPENDENT AUDITORS' REPORT

The Board of Directors of
The Ohio National Life Insurance Company and Contract Owners of Ohio National
Variable Account A:

We have audited the accompanying statements of assets and contract owners' equity of Ohio National Variable Account A (comprised of the Equity, Money Market, Bond, Omni, International, Capital Appreciation (formerly Small Cap Growth), Small Cap, International Small Company (formerly Global Contrarian), Aggressive Growth, Core Growth, Growth & Income, S&P 500 Index, Social Awareness, Strategic Income, Firstar Growth & Income (formerly Stellar), Relative Value, Blue Chip, Equity Income, High Income Bond, Capital Growth, Dow Target 10 January, Dow Target 10 February, Dow Target 10 March, Dow Target 10 April, Dow Target 10 May, Dow Target 10 June, Dow Target 10 July, Dow Target 10 August, Dow Target 10 September, Dow Target 10 October, Dow Target 10 November, Dow Target 10 December, Dow Target 5 September, Dow Target 5 October, Dow Target 5 November, Dow Target 5 December, Fidelity Investments -- VIP Growth, Fidelity Investments -- VIP Equity Income, Fidelity Investments -- VIP High Income, J.P. Morgan Trust II -- Small Company, Janus Aspen Series-Growth, Janus Aspen Series-International Growth, Janus Aspen Series-Worldwide Growth, Janus Aspen Series-Balanced, Salomon Brothers Variable Series-Capital, Salomon Brothers Variable Series-Total Return, Salomon Brothers Variable Series-Investors, Strong Variable Funds-Opportunity II, Strong Variable Funds-Schafer Value II, Strong Variable Funds-Mid-Cap Growth II, Morgan Stanley Universal Funds-Fixed Income, Morgan Stanley Universal Funds-US Real Estate, Morgan Stanley Universal Funds-Value, Morgan Stanley Universal Funds-Emerging Market Debt, Goldman Sachs VIT Growth & Income, Goldman Sachs VIT Core US Equity, Goldman Sachs VIT Global Income, Goldman Sachs VIT Capital Growth, Lazard Retirement Emerging Market, Lazard Retirement Small Cap, Series Trust PaineWebber Mutual Funds-Strategic Income Class I, Series Trust PaineWebber Mutual Funds-Growth & Income Class I, Series Trust PaineWebber Mutual Funds-Tactical Allocation Class I and Series Trust PaineWebber Mutual Funds-Small Cap Class I subaccounts) (collectively, the Account) as of December 31, 1999 and the related statements of operations and changes in contract owners' equity for each of the periods indicated herein. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Ohio National Variable Account A as of December 31, 1999, and the results of its operations and its changes in contract owners' equity for each of the periods indicated herein in conformity with generally accepted accounting principles.

                                                                        KPMG LLP
Cincinnati, Ohio
February 18, 2000

                        OHIO NATIONAL VARIABLE ACCOUNT A


                                    FORM N-4





                                     PART C


                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

following financial statements of the Registrant are to be included in Part B of this Registration Statement:


      Independent Auditors' Report of KPMG LLP dated February 18, 2000

      Statements of Assets and Contract Owners' Equity dated December 31, 1999

      Statement of Operations and Changes in Contract Owners' Equity for the Years Ended December 31, 1999 and 1998

      Notes to Financial Statements dated December 31, 1999

      Schedules of Changes in Unit Values for the Years Ended December 31, 1999 and 1998


The following consolidated financial statements of the Depositor and its subsidiaries are also to be included in Part B of this Registration Statement:


      Independent Auditors' Report of KPMG LLP dated January 29, 2000

      Consolidated Balance Sheets dated December 31, 1999 and 1998

      Consolidated Statements of Income for the Years Ended December 31, 1999, 1998 and 1997

      Consolidated Statements of Equity for the Years Ended December 31, 1999, 1998 and 1997

      Consolidated Statements of Cash Flows for the Years Ended December 31, 1999, 1998 and 1997

      Notes to Consolidated Financial Statements dated December 31, 1999, 1998 and 1997


The following financial information is included in Part A of this Registration
Statement:

      Accumulation Unit Values

      Accumulation Unit Values for Prior Contracts

Consents of the Following Persons:

      KPMG LLP


Exhibits:



All relevant exhibits, which have previously been filed with the Commission and are incorporated herein by reference, are as follows:

(1) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant was filed as Exhibit A(1) of the Registrant's registration statement on Form S-6 on August 3, 1982 (File no. 2-78652).

(3)(a) Principal Underwriting Agreement for Variable Annuities between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(a) of the Registrant's Form N-4, Post-effective Amendment no. 21 on April 25, 1997.

      (3)(b) Registered Representative's Sales Contract with Variable Annuity Supplement was filed as Exhibit (3)(b) of the Registrant's Form N-4, Post-effective Amendment no. 9 on February 27, 1991 (File no. 2-91213).

      (3)(c) Variable Annuity Sales Commission Schedule was filed as Exhibit A(3)(c) of the Registrant's registration statement on Form S-6 on May 18, 1984 (File no. 2-91213).

      (3)(d) Variable Contract Distribution Agreements (with variable compensation schedules) between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(d) of the Registrant's Form N-4 Post-effective Amendment no. 23 on April 27, 1998 (File no. 2-91213).

      (4) Combination Annuity Contract, Form 90-VA-1, and Tax-Sheltered Annuity Loan Provision Endorsement, form 90-VAL-1, were filed as Exhibit (4) of the Registrant's Form N-4, Post- effective Amendment no. 9 on February 27, 1991 (File no. 2-91213).

      (5)(a) Tax-Qualified Variable Annuity Application, Form V-4890-A, was filed as Exhibit (5)(a) of the Registrant's registration statement on Form N-4, Post-effective Amendment no. 18 on April 25, 1996 (File No. 2-91213).

      (6)(a) Articles of Incorporation of the Depositor were filed as Exhibit A(6)(a) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060).

      (6)(b) Code of Regulations (by-laws) of the Depositor were filed as Exhibit A(6)(b) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060).

      (8) Powers of Attorney by certain Directors of the Depositor were filed as Exhibit (8) of the Registrant's Form N-4, Post-effective Amendment no. 22 on March 2, 1998 (File no. 2-91213) and Exhibit
             (8)(a) of the Registrant's Form N-4, Post-effective Amendment No. 2 on March 2, 1999 (File No. 333-43511).

      (13) Computation of Performance Data was filed as Exhibit (13) of the Registrant's Form N-4, Pre-effective Amendment no. 1 on April 10, 1998 (File no. 333-43511).

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal                 Positions and Offices
Business Address                   with Depositor
----------------                   --------------

Trudy K. Backus*                   Vice President, Individual Insurance Services

Thomas A. Barefield*               Senior Vice President, Institutional Sales

Howard C. Becker*                  Senior Vice President, Individual Insurance
                                   & Corporate Services

Ronald L. Benedict*                Corporate Vice President, Counsel and
                                   Secretary

Michael A. Boedeker*               Vice President, Senior Investment Officer

Robert A. Bowen*                   Senior Vice President, Information Systems

Roylene M. Broadwell*              Vice President & Treasurer




Dale P. Brown                      Director
36 East Seventh Street
Cincinnati, Ohio 45202

Jack E. Brown                      Director
50 E. Rivercenter Blvd.
Covington, Kentucky 41011

William R. Burleigh                Director
One West Fourth Street
Suite 1100
Cincinnati, Ohio 45202


Victoria B. Buyniski Gluckman      Director
2343 Auburn Avenue
Cincinnati, Ohio 45219


Christopher A. Carlson*            Vice President, Senior Investment Officer

Raymond R. Clark                   Director
201 East Fourth Street
Cincinnati, Ohio 45202

David W. Cook*                     Senior Vice President and Actuary

Ronald J. Dolan*                   Director and Senior Vice President and Chief
                                   Financial Officer

Michael J. Ferry*                  Vice President, Information Systems

John W. Hayden                     Director
7000 Midland Boulevard
Batavia, Ohio 45103

Michael F. Haverkamp*              Vice President and Counsel

John A. Houser III*                Vice President, Claims

Name and Principal                Positions and Offices
Business Address                  with Depositor
----------------                  --------------

Charles S. Mechem, Jr.            Director
One East Fourth Street
Cincinnati, Ohio 45202

James I. Miller, II*              Vice President, Marketing Support

Thomas O. Olson*                  Vice President, Underwriting

David B. O'Maley*                 Director, Chairman, President and Chief
                                  Executive Officer

James F. Orr                      Director
201 East Fourth Street
Cincinnati, Ohio 45202

John J. Palmer*                   Director and Senior Vice President, Strategic
                                  Initiatives

George B. Pearson, Jr.*           Vice President, PGA Marketing

J. Donald Richardson*             Senior Regional Vice President

D. Gates Smith*                   Director and Senior Vice President, Sales

Michael D. Stohler*               Vice President, Mortgages and Real Estate

Stuart G. Summers*                Director and Senior Vice President and General
                                  Counsel

Dennis C. Twarogowski*            Vice President, Career Marketing

Oliver W. Waddell                 Director
425 Walnut Street
Cincinnati, Ohio 45202

Dr. David S. Williams*            Vice President and Medical Director





*The principal business address for these individuals is One Financial Way, Montgomery, Ohio 45242.

--------------------------------------------------------------------------------
              THE OHIO NATIONAL LIFE INSURANCE COMPANY/CINCINNATI
      A MUTUAL LIFE INSURANCE COMPANY INCORPORATED UNDER THE LAWS OF OHIO
--------------------------------------------------------------------------------





-------------------------------       -----------------------------
ENTERPRISE PARK, INC.                 OHIO NATIONAL EQUITIES INC.

A GEORGIA CORPORATION                 A BROKER/DEALER
REAL ESTATE DEVELOPMENT COMPANY       CAPITALIZED BY ONLI @ $30,000
CAPITALIZED BY ONLI $50,000


-------------------------------       --------------------------------
Pres. & Dir.        M. Stohler        Chm. & Dir.         D. O'Maley

V.P. & Dir.         R. Dolan          Pres. & Dir.        J. Palmer

Secy. & Dir.        J. Fischer        VP & Dir.           T. Backus

Treas. & Dir.       J. Sander         VP & Dir.           J. Miller

Vice Pres           C. Carlson        Sr. VP              T. Barefield

                                      Secretary & Dir.    R. Benedict

                                      Treasurer &         B. Turner
                                      Compliance Officer

                                      Asst. Secy.         M. Haverkamp

                                      Asst. Treas.        L. Weiler

-------------------------------       --------------------------------

-------------------------------------------------------------------------------------------------------------------
                                  THE OHIO NATIONAL LIFE INSURANCE COMPANY/CINCINNATI
                        A MUTUAL LIFE INSURANCE COMPANY INCORPORATED UNDER THE LAWS OF OHIO
-------------------------------------------------------------------------------------------------------------------
                                                   S E P A R A T E  A C C O U N T S
                                                   --------------------------------
                                                          A  B  C  D  E  F
                                                   --------------------------------

-------------------------------    ------------------------------            -------------------------------------
OHIO NATIONAL INVESTMENTS, INC.    THE O.N. EQUITY SALES COMPANY             OHIO NATIONAL LIFE
                                                                             ASSURANCE CORPORATION
AN INVESTMENT ADVISER              AN OHIO CORPORATION                       AN OHIO CORPORATION
CAPITALIZED BY ONLI @ $10,000      A BROKER/DEALER                           A STOCK LIFE INSURANCE COMPANY
                                   CAPITALIZED BY ONLI @ $790,000            CAPITALIZED BY ONLI @ $32,000,000
                                                                             INCORPORATED UNDER THE LAWS OF OHIO
-------------------------------    ------------------------------            ------------------------------------
                                   Chm. & Dir.         D. O'Maley            Chm./Pres/.CEO & Dir.  D. O'Maley
Pres. & Dir.        C. Carlson                                               Sr. VP & Dir.          R. Dolan
                                   Pres. & Dir.        J. Palmer             Sr. VP & Dir.          J. Palmer
VP & Dir.           M. Boedeker                                              Sr. VP & Dir.          S. Summers
                                   V.P. & Dir.         D. Twarogowski
VP & Dir.           M. Stohler                                               Sr. VP                 T. Barefield
                                   Secy. & Dir.        M. Haverkamp          Sr. Vice Pres.         A. Bowen
Dir.                D. O'Maley                                               Sr. Vice Pres.         D. Cook
Dir.                J. Palmer      Treasurer &         B. Turner             Sr. Vice Pres.         G. Smith
                                   Compliance Director                       Vice Pres. & Treas.    R. Broadwell
                                                                             Vice President         M. Boedeker
Treasurer           D. Taney                                                 Vice President         T. Backus
                                                                             Vice President         G. Pearson
Secretary           R. Benedict                                              Vice President         M. Stohler
                                                                             Vice Pres.             J. Houser
VP                  S. Komrska                                               Vice President         D. Twarogowski
VP                  J. Martin                                                VP & Secy.             R. Benedict
                                                                             Asst. Secy.            J. Fischer
                                                                             Asst. Actuary          K. Flischel
-------------------------------    ------------------------------            -----------------------------------
                                                                                       SEPARATE ACCOUNT
                                                                             -----------------------------------
                                                                                              R
                                                                                             ---
                                   = Advisor to  Advisor to =
                 --------------------------------------------------------
------------------                    --------------------------------          --------------------------------
ONE FUND, INC.                        O.N. INVESTMENT MANAGEMENT CO.            OHIO NATIONAL FUND

A MARYLAND CORPORATION                AN OHIO CORPORATION                       A MARYLAND CORPORATION
AN OPEN END DIVISIFIED                A FINANCIAL ADVISORY SERVICE              AN OPEN END DIVERSIFIED
MANAGEMENT INVESTMENT COMPANY         CAPITALIZED BY ONESCO @ $145,000          MANAGEMENT INVESTMENT COMPANY
-----------------------------         --------------------------------          --------------------------------
Pres. & Dir.        J. Palmer         Pres. & Dir.        J. Palmer             Pres. & Dir.        J. Palmer
Vice. Pres.         M. Boedeker                                           ----- Vice President      M. Boedeker
                                      VP & Dir.           G. Smith              Vice President      T. Barefield
Vice Pres.          T. Barefield      VP & Dir.           D. Twarogowski
Vice Pres.          S. Williams       Treasurer           B. Turner             Treasurer           D. Taney
Treasurer           D. Taney                                            --------Secy. & Dir.        R. Benedict
Secy. & Dir.        R. Benedict       Secretary & Dir.    M. Haverkamp          Director            R. Love
Director            R. Love                                                     Director            J. Bushman
Director            J. Bushman                                                  Director            G. Vredeveld
Director            G. Vredeveld                                                Sr. VP              T. Barefield



---------------------------------     --------------------------------            ---------------------------------


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Organization Chart showing the relationships among the Depositor, the Registrant and their affiliated entities is on page 4A hereof.


ITEM 27.  NUMBER OF CONTRACTOWNERS
As of March 20, 2000 the Registrant's contracts were owned by 28,199 owners.


ITEM 28.  INDEMNIFICATION

The sixth article of the Depositor's Articles of Incorporation, as amended, provides as follows:

      Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, judgments, fine and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation.

      Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law.

In addition, Article XII of the Depositor's Code of Regulations states as follows:

      If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Sixth of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation's request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled.

ITEM 29.  PRINCIPAL UNDERWRITERS
The principal underwriter of the Registrant's securities is Ohio National Equities, Inc. ("ONEQ"). ONEQ is a wholly-owned subsidiary of the Depositor. ONEQ also serves as the principal underwriter of securities issued by Ohio National Variable Accounts B and D, other separate accounts of the Depositor which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of the Depositor's subsidiary, Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust; and ONE Fund, Inc., an open-end investment company of the management type.

The directors and officers of ONEQ are:

      Name                                 Position with ONEQ
      ----                                 ------------------

      David B. O'Maley                     Chairman and Director
      John J. Palmer                       President & Chief Executive
                                           Officer and Director
      Thomas A. Barefield                  Senior Vice President
      Trudy K. Backus                      Vice President and Director
      Ronald L. Benedict                   Secretary and Director
      Barbara A. Turner                    Operations Vice President, Treasurer
                                           and Compliance Officer
      James I. Miller II                   Vice President and Director


The principal business address of each of the foregoing is One Financial Way, Cincinnati, Ohio 45242.

During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant:

Net Underwriting               Compensation
Discounts and on Redemption    Brokerage
Commissions                    or Annuitization               Commissions            Compensation
-----------                    ----------------               -----------            ------------

$6,658,441                          None                          None                   None

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1)      Journals and other records of original entry:

         The Ohio National Life Insurance Company ("Depositor")
         One Financial Way
         Montgomery, Ohio  45242

        Firstar Bank, N.A. ("Custodian")
        425 Walnut Street
        Cincinnati, Ohio 45202

(2)     General and auxiliary ledgers:

        Depositor and Custodian

(3)     Securities records for portfolio securities:

        Custodian

(4)     Corporate charter, by-laws and minute books:

        Registrant has no such documents.

(5)     Records of brokerage orders:

        Not applicable.

(6)     Records of other portfolio transactions:

        Custodian

(7)     Records of options:

        Not applicable

(8)     Records of trial balances:

        Custodian

(9)     Quarterly records of allocation of brokerage orders and commissions:

        Not applicable

(10)    Records identifying persons or group authorizing portfolio transactions:

        Depositor

(11)    Files of advisory materials:

        Not applicable

(12)    Other records

        Custodian and Depositor

ITEM 31.  MANAGEMENT SERVICES

Not applicable.

ITEM 32.  UNDERTAKINGS AND REPRESENTATIONS

Representation pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940, as amended, was furnished in the Registrant's Form N-4, Post-effective Amendment no. 21, on April 25, 1997.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account A certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on this 25th day of April, 2000.


                          OHIO NATIONAL VARIABLE ACCOUNT A
                                    (Registrant)

                           By THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                     (Depositor)


                           By /s/John J. Palmer
                              -----------------------------------------
                            John J. Palmer, Senior Vice President,
                                 Strategic Initiatives
Attest:

/s/Ronald L. Benedict
--------------------------------
Ronald L. Benedict
Corporate Vice President, Counsel
and Secretary


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 25th day of April, 2000.


                              THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                               (Depositor)


                              By /s/John J. Palmer
                                 ------------------------------------------
                                John J. Palmer, Senior Vice President,
                                                 Strategic Initiatives

Attest:


/s/Ronald L. Benedict
---------------------------------
Ronald L. Benedict
Corporate Vice President, Counsel
and Secretary

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                 Title                         Date
---------                                 -----                         ----



 s/David B. O'Maley                       Chairman, President,          April 25, 2000
--------------------------------          Chief Executive Officer
 David B. O'Maley                         and Director

*s/Dale P. Brown                          Director                      April 25, 2000
--------------------------------
 Dale P. Brown


*s/Jack E. Brown                          Director                      April 25, 2000
--------------------------------
 Jack E. Brown


*s/William R. Burleigh                    Director                      April 25, 2000
--------------------------------
 William R. Burleigh


*s/Victoria B. Buyniski Gluckman          Director                      April 25, 2000
--------------------------------
 Victoria B. Buyniski  Gluckman


*s/Raymond R. Clark                       Director                      April 25, 2000
--------------------------------
 Raymond R. Clark


 s/Ronald J. Dolan                        Director                      April 25, 2000
--------------------------------
 Ronald J. Dolan

                                          Director
--------------------------------
 John W. Hayden


*s/Charles S. Mechem, Jr.                 Director                      April 25, 2000
--------------------------------
 Charles S. Mechem, Jr.


*s/James F. Orr                           Director                      April 25, 2000
--------------------------------
 James F. Orr


 s/John J. Palmer                         Director                      April 25, 2000
--------------------------------
 John J. Palmer


 s/D. Gates Smith                         Director                      April 25, 2000
--------------------------------
 D. Gates Smith


 s/Stuart G. Summers                      Director                      April 25, 2000
--------------------------------
 Stuart G. Summers




*s/Oliver W. Waddell             Director                      April 25, 2000
-------------------------
 Oliver W. Waddell


*By s/John J. Palmer
-------------------------
   John J. Palmer, Attorney in Fact pursuant to Powers of Attorney, copies of which have been filed herewith as exhibits to the Registrant's registration statement.

                         INDEX OF CONSENTS AND EXHIBITS

                                                                            Page Number in
Exhibit                                                                     Sequential
Number                  Description                                         Numbering System
------                  -----------                                         ----------------

                        Consent of KPMG LLP


                          INDEPENDENT AUDITORS' CONSENT


The Board of Directors of
     The Ohio National Life Insurance Company and
Contract Owners of
     Ohio National Variable Account A and
     Ohio National Variable Account B:


We consent to use of our reports dated February 18, 2000 for the Ohio National Variable Account A and Ohio National Variable Account B and January 28, 2000 for The Ohio National Life Insurance Company and subsidiaries as included herein for Ohio National Variable Account A and The Ohio National Life Insurance Company and as incorporated by reference herein for Ohio National Variable Account B and to the reference to our firm under the heading "Independent Certified Public Accountants" in the Statement of Additional Information included herein.

                                                                        KPMG LLP





Cincinnati, Ohio
April 25, 2000